UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.3%
5,930	*	BorgWarner, Inc	$409,822
5,235	*,e	Tesla Motors, Inc	153,281

		TOTAL AUTOMOBILES & COMPONENTS	563,103

CAPITAL GOODS - 8.0%
15,253		Boeing Co	1,061,914
1,715		Cummins, Inc	158,140
8,839		Honeywell International, Inc	528,130
5,329		Precision Castparts Corp	870,439
4,045		Roper Industries, Inc	444,505
1,762		W.W. Grainger, Inc	367,148

		TOTAL CAPITAL GOODS	3,430,276

COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
7,247	*	Nielsen Holdings NV	217,265
3,615		Tyco International Ltd	203,380
9,203	*	Verisk Analytics, Inc	438,155

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	858,800

CONSUMER DURABLES & APPAREL - 3.0%
6,771		Burberry Group plc	109,636
3,899		DR Horton, Inc	80,475
811	*	Michael Kors Holdings Ltd	43,129
4,500		Nike, Inc (Class B)	427,095
4,050		Ralph Lauren Corp	612,481

		TOTAL CONSUMER DURABLES & APPAREL	1,272,816

CONSUMER SERVICES - 4.7%
691	*	Chipotle Mexican Grill, Inc (Class A)	219,420
15,500		Las Vegas Sands Corp	718,735
7,927	*	Orient-Express Hotels Ltd (Class A)	70,550
16,882		Starbucks Corp	856,762
2,936		Starwood Hotels & Resorts Worldwide, Inc	170,171

		TOTAL CONSUMER SERVICES	2,035,638

DIVERSIFIED FINANCIALS - 3.9%
1,750	*	Affiliated Managers Group, Inc	215,250
5,422		Ameriprise Financial, Inc	307,373
24,634		Blackstone Group LP	351,774
2,654	*	IntercontinentalExchange, Inc	354,070
10,171		Moody’s Corp	449,253

		TOTAL DIVERSIFIED FINANCIALS	1,677,720

ENERGY - 4.1%
3,171	*	Concho Resources, Inc	300,452
4,010		EOG Resources, Inc	449,320
2,644		National Oilwell Varco, Inc	211,811
11,179		Schlumberger Ltd	808,577

		TOTAL ENERGY	1,770,160

FOOD & STAPLES RETAILING - 1.2%
6,907		Wal-Mart Stores, Inc	509,737

		TOTAL FOOD & STAPLES RETAILING	509,737

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 1.1%
3,918		Hershey Co	$277,747
2,519		Mead Johnson Nutrition Co	184,592

		TOTAL FOOD, BEVERAGE & TOBACCO	462,339

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
1,182	*	Catamaran Corp	115,801
3,953	*	Cerner Corp	306,002
4,103	*	Edwards Lifesciences Corp	440,539
1,303	*	Intuitive Surgical, Inc	645,806

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,508,148

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
2,360		Beiersdorf AG.	173,330
14,829		Estee Lauder Cos (Class A)	913,022

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,086,352

MATERIALS - 4.6%
13,664		Monsanto Co	1,243,697
2,462		PPG Industries, Inc	282,736
2,957		Sherwin-Williams Co	440,327

		TOTAL MATERIALS	1,966,760

MEDIA - 5.6%
10,261		CBS Corp (Class B)	372,782
17,487		Comcast Corp (Class A)	625,510
3,255		DISH Network Corp (Class A)	99,636
2,406		Omnicom Group, Inc	124,053
5,014		Scripps Networks Interactive (Class A)	307,007
2,325		Time Warner Cable, Inc	221,014
12,973		Walt Disney Co	678,228

		TOTAL MEDIA	2,428,230

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.3%
12,409		Abbott Laboratories	850,761
4,935	*	Alexion Pharmaceuticals, Inc	564,564
7,298		Allergan, Inc	668,351
7,435		Amgen, Inc	626,919
721	*	Biogen Idec, Inc	107,595
7,145	*	BioMarin Pharmaceuticals, Inc	287,729
7,198	*	Celgene Corp	549,927
6,282	*	Gilead Sciences, Inc	416,685
6,132	*,e	Illumina, Inc	295,562
1,873		Johnson & Johnson	129,068
1,602		Novo Nordisk AS (Class B)	252,113
2,843	*	Onyx Pharmaceuticals, Inc	240,234
4,894	*	Vertex Pharmaceuticals, Inc	273,819
2,306	*	Viropharma, Inc	69,687

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,333,014

RETAILING - 5.3%
5,649	*	Amazon.com, Inc	1,436,654
1,390	*	Dollar General Corp	71,641
3,993		Expedia, Inc	230,955
6,594		Limited Brands, Inc	324,820
3,554		Tiffany & Co	219,922

		TOTAL RETAILING	2,283,992

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
8,297		Broadcom Corp (Class A)	286,910

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	286,910

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 21.6%
18,841	*	Adobe Systems, Inc	$611,579
6,685	*	Akamai Technologies, Inc	255,768
6,627	*	Cognizant Technology Solutions Corp (Class A)	463,360
25,397	*	eBay, Inc	1,229,469
8,185	*	Gartner, Inc	377,247
1,936	*	Google, Inc (Class A)	1,460,712
27,695		Intuit, Inc	1,630,682
1,948		Mastercard, Inc (Class A)	879,483
5,117	*	Nuance Communications, Inc	127,362
11,528	*	Red Hat, Inc	656,404
1,561	*	Salesforce.com, Inc	238,349
9,200		Tencent Holdings Ltd	311,472
7,860		Visa, Inc (Class A)	1,055,441

		TOTAL SOFTWARE & SERVICES	9,297,328

TECHNOLOGY HARDWARE & EQUIPMENT - 13.0%
5,664		Apple, Inc	3,779,361
32,684	*	EMC Corp	891,293
1,699	*	F5 Networks, Inc	177,885
11,788	*	Juniper Networks, Inc	201,693
9,709		Qualcomm, Inc	606,715

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,656,947

TELECOMMUNICATION SERVICES - 0.3%
1,735	*	SBA Communications Corp (Class A)	109,132

		TOTAL TELECOMMUNICATION SERVICES	109,132

TRANSPORTATION - 1.0%
3,161		FedEx Corp	267,484
11,493	*	Hertz Global Holdings, Inc	157,799

		TOTAL TRANSPORTATION	425,283

		TOTAL COMMON STOCKS (Cost $37,690,411)	42,962,685

SHORT-TERM INVESTMENTS - 1.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
442,934	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	442,934

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	442,934

		TOTAL SHORT-TERM INVESTMENTS (Cost $442,934)	442,934

		TOTAL INVESTMENTS - 100.7% (Cost $38,133,345)	43,405,619
		OTHER ASSETS & LIABILITIES, NET - (0.7)%	(317,850)

		NET ASSETS - 100.0%	$43,087,769

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $444,242.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

BANKS - 4.1%
28,863		Fifth Third Bancorp	$447,665
19,958		Huntington Bancshares, Inc	137,710
9,256	*	Ocwen Financial Corp	253,707
13,574		TCF Financial Corp	162,074
28,094		US Bancorp	963,624
52,385		Wells Fargo & Co	1,808,854

		TOTAL BANKS	3,773,634

CAPITAL GOODS - 6.6%
6,976		Ametek, Inc	247,299
6,189		Boeing Co	430,878
7,198	e	Eaton Corp	340,177
73,882		General Electric Co	1,677,860
18,504		Honeywell International, Inc	1,105,614
26,807		Invensys plc	101,625
3,606		Pall Corp	228,945
2,115		Precision Castparts Corp	345,464
5,416		Rockwell Automation, Inc	376,683
5,299		Roper Industries, Inc	582,307
1,895		SPX Corp	123,952
4,348	*	Teledyne Technologies, Inc	275,620
11,569		Textron, Inc	302,761

		TOTAL CAPITAL GOODS	6,139,185

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
8,431		Tyco International Ltd	474,328

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	474,328

CONSUMER DURABLES & APPAREL - 2.0%
1,586	*	Carter’s, Inc	85,390
19,086		DR Horton, Inc	393,935
5,827		Jarden Corp	307,899
2,579	*	Michael Kors Holdings Ltd	137,151
2,434		Phillips-Van Heusen Corp	228,114
4,660	*,e	Under Armour, Inc (Class A)	260,168
2,743		VF Corp	437,125

		TOTAL CONSUMER DURABLES & APPAREL	1,849,782

CONSUMER SERVICES - 1.6%
6,344	*	Bloomin’ Brands, Inc	104,359
4,196		McDonald’s Corp	384,982
40,200		Sands China Ltd	148,835
3,765		Six Flags Entertainment Corp	221,382
6,597		Wyndham Worldwide Corp	346,211
3,693		Yum! Brands, Inc	244,994

		TOTAL CONSUMER SERVICES	1,450,763

DIVERSIFIED FINANCIALS - 4.9%
8,147		Ameriprise Financial, Inc	461,853
28,681		Blackstone Group LP	409,565
26,934		Citigroup, Inc	881,280
20,845		Discover Financial Services	828,172
1,759		Goldman Sachs Group, Inc	199,963
23,324		JPMorgan Chase & Co	944,156

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
30,312		Morgan Stanley	$507,423
23,886		Och-Ziff Capital Management Group LLC	230,739

		TOTAL DIVERSIFIED FINANCIALS	4,463,151

ENERGY - 10.6%
12,694		Anadarko Petroleum Corp	887,564
8,581	*	Cameron International Corp	481,137
18,600		Chevron Corp	2,168,016
4,480		EOG Resources, Inc	501,984
26,110		Exxon Mobil Corp	2,387,759
14,828	*	Newfield Exploration Co	464,413
13,056		Occidental Petroleum Corp	1,123,599
9,907		Phillips 66	459,388
10,904		Schlumberger Ltd	788,686
8,531		Transocean Ltd-NYSE	382,957

		TOTAL ENERGY	9,645,503

FOOD & STAPLES RETAILING - 1.5%
12,589		Wal-Mart Stores, Inc	929,068
4,602		Whole Foods Market, Inc	448,235

		TOTAL FOOD & STAPLES RETAILING	1,377,303

FOOD, BEVERAGE & TOBACCO - 7.7%
3,044	*	Annie’s, Inc	136,493
3,195		Beam, Inc	183,840
2,671		Brown-Forman Corp (Class B)	174,283
47,302		Coca-Cola Co	1,794,165
15,085	*	D.E Master Blenders 1753 NV	181,906
11,839	*	Dean Foods Co	193,568
1,615	*	Diageo plc (ADR)	182,059
11,364		Hershey Co	805,594
7,251		Ingredion, Inc	399,965
3,412		Lorillard, Inc	397,327
2,476		Mead Johnson Nutrition Co	181,441
8,860	*	Monster Beverage Corp	479,858
19,131		Philip Morris International, Inc	1,720,643
2,134		Remy Cointreau S.A.	245,372

		TOTAL FOOD, BEVERAGE & TOBACCO	7,076,514

HEALTH CARE EQUIPMENT & SERVICES - 2.7%
5,838		Aetna, Inc	231,185
9,432		Cardinal Health, Inc	367,565
4,487	*	Catamaran Corp	439,591
13,141	*	Express Scripts Holding Co	823,547
15,326		Medtronic, Inc	660,857

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,522,745

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
5,127		Colgate-Palmolive Co	549,717
7,641		Estee Lauder Cos (Class A)	470,456
12,574	d	Procter & Gamble Co	872,133

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,892,306

INSURANCE - 3.6%
12,478		ACE Ltd	943,336
10,028	*	Berkshire Hathaway, Inc (Class B)	884,470
22,290		Hartford Financial Services Group, Inc	433,318
13,293		Marsh & McLennan Cos, Inc	451,031
8,737		Travelers Cos, Inc	596,388

		TOTAL INSURANCE	3,308,543

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

MATERIALS - 4.0%
3,931		Ashland, Inc	$281,460
7,125		Cytec Industries, Inc	466,830
4,369		Du Pont (E.I.) de Nemours & Co	219,630
4,361		FMC Corp	241,512
5,394		LyondellBasell Industries AF S.C.A	278,654
12,467		MeadWestvaco Corp	381,490
12,952		Monsanto Co	1,178,891
3,310		PPG Industries, Inc	380,120
1,571		Sherwin-Williams Co	233,938

		TOTAL MATERIALS	3,662,525

MEDIA - 3.5%
10,139		CBS Corp (Class B)	368,350
29,900		Comcast Corp (Class A)	1,069,523
9,016		Time Warner, Inc	408,695
10,075		Viacom, Inc (Class B)	539,919
16,195		Walt Disney Co	846,675

		TOTAL MEDIA	3,233,162

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.0%
17,947		Abbott Laboratories	1,230,446
5,357	*	Alexion Pharmaceuticals, Inc	612,841
4,147		Allergan, Inc	379,782
6,175		Bayer AG.	530,986
4,579	*	Biogen Idec, Inc	683,324
6,338	*	BioMarin Pharmaceuticals, Inc	255,231
6,120	*	Celgene Corp	467,568
17,135	*	Gilead Sciences, Inc	1,136,565
5,660	*	Jazz Pharmaceuticals plc	322,677
16,891		Johnson & Johnson	1,163,959
1,129		Novo Nordisk AS (Class B)	177,675
80,284		Pfizer, Inc	1,995,056
9,904		Teva Pharmaceutical Industries Ltd (ADR)	410,125
3,294	*	Vertex Pharmaceuticals, Inc	184,299
7,250	*	Watson Pharmaceuticals, Inc	617,410

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	10,167,944

REAL ESTATE - 0.9%
1,983		AvalonBay Communities, Inc	269,668
3,398		Simon Property Group, Inc	515,851

		TOTAL REAL ESTATE	785,519

RETAILING - 5.7%
2,902	*,d	Amazon.com, Inc	738,036
4,627	*	Dollar General Corp	238,476
3,265		Expedia, Inc	188,848
16,255		Foot Locker, Inc	577,053
5,541		GNC Holdings, Inc	215,933
20,795		Home Depot, Inc	1,255,393
14,444		Macy’s, Inc	543,383
4,666		Petsmart, Inc	321,861
3,720		Tiffany & Co	230,194
17,771		TJX Companies, Inc	795,963
5,698	*	Urban Outfitters, Inc	214,017

		TOTAL RETAILING	5,319,157

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
12,695		Avago Technologies Ltd	442,611
14,240		Broadcom Corp (Class A)	492,419
28,935	*	Imagination Technologies Group plc	222,285

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
12,795		Intel Corp	$290,191

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,447,506

SOFTWARE & SERVICES - 9.1%
2,269	*	Alliance Data Systems Corp	322,085
8,689	*	Aspen Technology, Inc	224,611
19,232	*	eBay, Inc	931,021
6,309	*	Fortinet, Inc	152,299
1,739	*,d	Google, Inc (Class A)	1,312,076
9,894		IAC/InterActiveCorp	515,082
5,658		International Business Machines Corp	1,173,752
23,992	*,e	Jive Software, Inc	376,914
4,447	*	Micros Systems, Inc	218,437
50,107		Microsoft Corp	1,492,187
2,390	*,d	MicroStrategy, Inc (Class A)	320,427
26,880		Oracle Corp	846,451
17,024	*	Take-Two Interactive Software, Inc	177,560
1,587	*	VMware, Inc (Class A)	153,526
12,022	*	Yahoo!, Inc	192,051

		TOTAL SOFTWARE & SERVICES	8,408,479

TECHNOLOGY HARDWARE & EQUIPMENT - 9.5%
7,536	d	Apple, Inc	5,028,471
53,498		Cisco Systems, Inc	1,021,277
538	*	Comverse Technology, Inc	3,309
17,713		Corning, Inc	232,926
15,294	*	EMC Corp	417,067
2,772	*	F5 Networks, Inc	290,228
31,556	*	JDS Uniphase Corp	390,821
16,480		Qualcomm, Inc	1,029,835
6,621	*	SanDisk Corp	287,550

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	8,701,484

TELECOMMUNICATION SERVICES - 3.0%
8,504		CenturyTel, Inc	343,562
4,110	*	Level 3 Communications, Inc	94,407
5,999	*	SBA Communications Corp (Class A)	377,337
29,038	*	Sprint Nextel Corp	160,290
5,339	*	tw telecom inc (Class A)	139,188
35,435		Verizon Communications, Inc	1,614,772

		TOTAL TELECOMMUNICATION SERVICES	2,729,556

TRANSPORTATION - 1.1%
4,800	e	Canadian Pacific Railway Ltd	397,872
12,532	*	Hertz Global Holdings, Inc	172,064
3,375		Kansas City Southern Industries, Inc	255,758
6,976	*	Old Dominion Freight Line	210,396

		TOTAL TRANSPORTATION	1,036,090

UTILITIES - 2.0%
8,379		American Water Works Co, Inc	310,526
13,085	*	Calpine Corp	226,371
13,972		Edison International	638,381
6,083		NextEra Energy, Inc	427,817
12,040		NiSource, Inc	306,779

		TOTAL UTILITIES	1,909,874

		TOTAL COMMON STOCKS (Cost $78,487,376)	91,375,053

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
SHORT-TERM INVESTMENTS - 1.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
917,853	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$917,853

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	917,853

		TOTAL SHORT-TERM INVESTMENTS (Cost $917,853)	917,853

		TOTAL INVESTMENTS - 100.2% (Cost $79,405,229)	92,292,906
		OTHER ASSETS & LIABILITIES, NET - (0.2)%	(213,537)

		NET ASSETS - 100.0%	$92,079,369

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated by the custodian to cover written options contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities is $895,113.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.1%

BELGIUM - 1.2%
16,585	e	UCB S.A.	$912,648

		TOTAL BELGIUM	912,648

CHINA - 1.9%
460,000	e	Anhui Conch Cement Co Ltd	1,422,328

			1,422,328

FRANCE - 9.8%
5,506		Atos Origin S.A.	383,090
64,991		BNP Paribas	3,081,293
16,338		Compagnie Generale d'Optique Essilor International S.A.	1,528,844
31,244		Lafarge S.A.	1,678,660
167		Nexity	4,822
1,818		Societe BIC S.A.	219,582
2,585		Technip S.A.	287,224

		TOTAL FRANCE	7,183,515

GERMANY - 18.3%
57,310		Bayer AG.	4,928,065
10,349		Beiersdorf AG.	760,079
4,302		Continental AG.	421,917
31,452		Henkel KGaA (Preference)	2,505,422
39,420		Lanxess AG.	3,274,454
8,794		Merck KGaA	1,085,557
10,356		Rheinmetall AG.	483,698

		TOTAL GERMANY	13,459,192

HONG KONG - 1.5%
255,400		AIA Group Ltd	946,367
204,000		Trinity Ltd	136,148

		TOTAL HONG KONG	1,082,515

INDIA - 3.3%
132,877		DLF Ltd	585,558
154,173		HDFC Bank Ltd	1,836,868

		TOTAL INDIA	2,422,426

ITALY - 0.2%
2,596		Saipem S.p.A.	125,102

		TOTAL ITALY	125,102

JAPAN - 11.6%
74,200	e	Asics Corp	1,000,888
9,700	e	Daikin Industries Ltd	250,882
9,122	e	Denso Corp	286,617
550	e	Fanuc Ltd	88,527
1,900	e	Fast Retailing Co Ltd	441,252
164,000	e	Hitachi Ltd	910,710
55,300	e	JS Group Corp	1,317,805
1,303	e	Kao Corp	38,310
1,080	e	Komatsu Ltd	21,168
1,093	e	Mitsubishi Corp	19,797
9,016	e	Mitsubishi Electric Corp	66,456
12,000	e	Mitsubishi Heavy Industries Ltd	51,896
40,853	e	Mitsubishi UFJ Financial Group, Inc	191,174
5,000	e	Mitsui Trust Holdings, Inc	14,844

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
550	e	Nitto Denko Corp	$26,180
1,150	e	NOK Corp	18,435
1,953	e	Nomura Holdings, Inc	6,974
57,125	*,e	Olympus Corp	1,115,294
15,700	e	Sanrio Co Ltd	561,536
22,250	e	Shin-Etsu Chemical Co Ltd	1,250,428
1,050	e	Sony Corp	12,278
2,350	e	Sumitomo Corp	31,614
2,200	e	Sumitomo Metal Mining Co Ltd	27,679
2,000	e	Suruga Bank Ltd	22,669
17,200	e	Toyota Motor Corp	674,400
1,800	e	United Arrows Ltd	48,062

		TOTAL JAPAN	8,495,875

MACAU - 0.7%
131,200		Sands China Ltd	485,751

			485,751

NETHERLANDS - 0.0%
499		Royal Dutch Shell plc (A Shares)	17,293

			17,293

SWEDEN - 4.6%
30,404		Assa Abloy AB (Class B)	987,130
111,653		SKF AB (B Shares)	2,412,786

		TOTAL SWEDEN	3,399,916

SWITZERLAND - 14.5%
51,700		Adecco S.A.	2,467,841
3,649		Burckhardt Compression Holding AG.	1,083,769
181,367		Clariant AG.	2,160,401
1,965		Credit Suisse Group	41,548
359		Givaudan S.A.	340,836
47,214		Holcim Ltd	3,007,106
2,441		Nestle S.A.	154,021
7,887		Swatch Group AG. Reg	549,085
68,678		UBS AG. (Switzerland)	836,276

		TOTAL SWITZERLAND	10,640,883

UNITED KINGDOM - 27.7%
5,684	*	Afren plc	12,915
65,747		Barclays plc	228,313
10,003		BG Group plc	202,408
94,484		British Sky Broadcasting plc	1,134,046
77,146		Carnival plc	2,841,728
64,027		Compass Group plc	707,770
40,071		Drax Group plc	328,063
259,477		Filtrona plc	2,161,964
22,104		Imperial Tobacco Group plc	818,877
2,557,273	*	Lloyds TSB Group plc	1,610,201
261,395		Man Group plc	348,548
20,787		Petrofac Ltd	537,070
23,147		Reckitt Benckiser Group plc	1,333,602
221,045		Reed Elsevier plc	2,116,119
23,938		Smiths Group plc	402,117
260,295		Tate & Lyle plc	2,799,710
46,174		Tullow Oil plc	1,024,329
39,872		Wolseley plc	1,705,562

		TOTAL UNITED KINGDOM	20,313,342

UNITED STATES - 2.8%
39,000		iShares MSCI EAFE Index Fund	2,067,000

		TOTAL UNITED STATES	2,067,000

		TOTAL COMMON STOCKS (Cost $71,583,674)	72,027,786

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
SHORT-TERM INVESTMENTS - 11.7%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 11.7%
8,564,013	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$8,564,013

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	8,564,013

		TOTAL SHORT-TERM INVESTMENTS (Cost $8,564,013)	8,564,013

		TOTAL INVESTMENTS - 109.8% (Cost $80,147,687)	80,591,799
		OTHER ASSETS & LIABILITIES, NET - (9.8)%	(7,210,009)

		NET ASSETS - 100.0%	$73,381,790

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,090,327.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

September 30, 2012

SECTOR	VALUE	% OF NET ASSETS
MATERIALS	$15,350,038	20.9%
FINANCIALS	11,817,633	16.1
INDUSTRIALS	11,610,629	15.8
CONSUMER DISCRETIONARY	11,440,854	15.6
HEALTH CARE	9,570,407	13.0
CONSUMER STAPLES	8,410,021	11.5
ENERGY	2,206,342	3.0
INFORMATION TECHNOLOGY	1,293,800	1.8
UTILITIES	328,062	0.4
SHORT - TERM INVESTMENTS	8,564,013	11.7
OTHER ASSETS & LIABILITIES, NET	(7,210,009)	(9.8)

NET ASSETS	$73,381,790	100.0%

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.3%

AUTOMOBILES & COMPONENTS - 0.6%
14,243	*	American Axle & Manufacturing Holdings, Inc	$160,519
4,493	*	Delphi Automotive plc	139,283
14,887		Ford Motor Co	146,786

		TOTAL AUTOMOBILES & COMPONENTS	446,588

BANKS - 5.4%
76,952		Barclays plc	267,223
2,970		BB&T Corp	98,485
11,124		Fifth Third Bancorp	172,533
37,990		Huntington Bancshares, Inc	262,131
6,804		PNC Financial Services Group, Inc	429,332
34,235		Regions Financial Corp	246,834
3,830		SunTrust Banks, Inc	108,274
15,589		TCF Financial Corp	186,133
12,400		US Bancorp	425,320
44,643		Wells Fargo & Co	1,541,523

		TOTAL BANKS	3,737,788

CAPITAL GOODS - 6.7%
7,648		Boeing Co	532,454
12,831		CAE, Inc	137,433
13,618	*	Edwards Group Ltd (ADR)	90,015
118,077		General Electric Co	2,681,529
42,812		Invensys plc	162,300
1,476		L-3 Communications Holdings, Inc	105,844
13,870		Masco Corp	208,743
4,814	*,e	Polypore International, Inc	170,175
5,990		SPX Corp	391,806
6,676		Textron, Inc	174,711

		TOTAL CAPITAL GOODS	4,655,010

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
12,876		Tyco International Ltd	724,404

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	724,404

CONSUMER DURABLES & APPAREL - 1.0%
6,384		Jarden Corp	337,331
67,400		PDG Realty S.A.	127,004
14,099	*	Pulte Homes, Inc	218,534

		TOTAL CONSUMER DURABLES & APPAREL	682,869

CONSUMER SERVICES - 2.6%
7,304	*	Bloomin’ Brands, Inc	120,151
13,139		Carnival Corp	478,785
9,994		Interval Leisure Group, Inc	189,186
4,121		Las Vegas Sands Corp	191,091
22,588	*	Orient-Express Hotels Ltd (Class A)	201,033
9,700	*	Penn National Gaming, Inc	418,070
2,262		Six Flags Entertainment Corp	133,006
2,118		Sotheby’s (Class A)	66,717

		TOTAL CONSUMER SERVICES	1,798,039

DIVERSIFIED FINANCIALS - 9.1%
8,362		Apollo Management LP	122,587

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
102,358		Bank of America Corp	$903,821
26,591		Blackstone Group LP	379,719
7,571		Capital One Financial Corp	431,623
35,334		Citigroup, Inc	1,156,128
12,689		Discover Financial Services	504,134
1,817		Goldman Sachs Group, Inc	206,557
22,538		JPMorgan Chase & Co	912,338
10,860		Legg Mason, Inc	268,025
44,523		Morgan Stanley	745,315
6,245		Northern Trust Corp	289,862
8,723		State Street Corp	366,017

		TOTAL DIVERSIFIED FINANCIALS	6,286,126

ENERGY - 16.1%
6,377		Anadarko Petroleum Corp	445,880
7,873		Baker Hughes, Inc	356,096
3,787		Cabot Oil & Gas Corp	170,036
5,006		Cenovus Energy, Inc	174,459
16,219		Chevron Corp	1,890,487
11,998	*	Cobalt International Energy, Inc	267,195
725	*	Concho Resources, Inc	68,694
4,612	e	Crescent Point Energy Corp	204,211
5,687		Energy Transfer Partners LP	242,096
3,473		EOG Resources, Inc	389,150
955		Equitable Resources, Inc	56,345
34,349	e	EXCO Resources, Inc	275,135
30,959		Exxon Mobil Corp	2,831,201
36,066	*	Kodiak Oil & Gas Corp	337,578
4,616		Marathon Oil Corp	136,495
3,269		Marathon Petroleum Corp	178,455
17,056	*	Matador Resources Co	177,212
1,124		Noble Energy, Inc	104,206
14,949		Occidental Petroleum Corp	1,286,511
4,256		Phillips 66	197,351
5,454	*	Southwestern Energy Co	189,690
260		Spectra Energy Corp	7,634
5		Sunoco, Inc	234
8,412		Transocean Ltd-NYSE	377,615
42,639	*	Weatherford International Ltd	540,662
5,432		Williams Cos, Inc	189,957

		TOTAL ENERGY	11,094,585

FOOD & STAPLES RETAILING - 0.4%
2,801		CVS Corp	135,624
4,673		Walgreen Co	170,284

		TOTAL FOOD & STAPLES RETAILING	305,908

FOOD, BEVERAGE & TOBACCO - 4.0%
11,961		Altria Group, Inc	399,378
5,021	*	Constellation Brands, Inc (Class A)	162,429
30,438	*,e	D.E Master Blenders 1753 NV	367,043
9,301	*,e	Green Mountain Coffee Roasters, Inc	220,899
2,712		Kellogg Co	140,102
19,000		Kraft Foods, Inc (Class A)	785,650
1,388		Philip Morris International, Inc	124,837
3,867	*	Ralcorp Holdings, Inc	282,291
2,218		Remy Cointreau S.A.	255,031

		TOTAL FOOD, BEVERAGE & TOBACCO	2,737,660

HEALTH CARE EQUIPMENT & SERVICES - 3.7%
2,703		Baxter International, Inc	162,883
24,907	*	Boston Scientific Corp	142,966
16,734		Cardinal Health, Inc	652,124
3,892		Cigna Corp	183,586

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
10,247		Medtronic, Inc	$441,851
9,200	*,e	Olympus Corp	179,619
13,091		UnitedHealth Group, Inc	725,372
1,681		WellPoint, Inc	97,515

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,585,916

HOUSEHOLD & PERSONAL PRODUCTS - 2.8%
17,701		Avon Products, Inc	282,331
24,013		Procter & Gamble Co	1,665,542

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,947,873

INSURANCE - 6.4%
7,874		ACE Ltd	595,274
5,997		Allstate Corp	237,541
3,108		Aon plc	162,517
1	*	Berkshire Hathaway, Inc	132,700
3,860	*	Berkshire Hathaway, Inc (Class B)	340,452
17,797		Hartford Financial Services Group, Inc	345,974
11,597		Marsh & McLennan Cos, Inc	393,486
1,615		Max Capital Group Ltd	38,663
11,820		Metlife, Inc	407,317
1,520		PartnerRe Ltd	112,906
14,360		Principal Financial Group	386,858
8,002		Prudential Financial, Inc	436,189
1,750		RenaissanceRe Holdings Ltd	134,820
6,965		Travelers Cos, Inc	475,431
8,864		XL Capital Ltd	213,002

		TOTAL INSURANCE	4,413,130

MATERIALS - 3.0%
3,340		Ashland, Inc	239,144
6,219		Cleveland-Cliffs, Inc	243,349
5,569		Dow Chemical Co	161,278
6,444		Georgia Gulf Corp	233,402
16,212		PolyOne Corp	268,633
17,086		Sealed Air Corp	264,150
9,354		Walter Energy, Inc	303,631
4,877	e	Westlake Chemical Corp	356,314

		TOTAL MATERIALS	2,069,901

MEDIA - 2.9%
11,678		Comcast Corp (Class A)	417,722
10,830		DISH Network Corp (Class A)	331,506
9,318		News Corp (Class A)	228,570
12,153		Time Warner, Inc	550,895
8,450		Walt Disney Co	441,766

		TOTAL MEDIA	1,970,459

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.5%
4,179		Amgen, Inc	352,373
3,194		Bayer AG.	274,651
35,394	*	Biovitrum AB	198,375
5,885		Eli Lilly & Co	279,008
19,448		Johnson & Johnson	1,340,162
24,058		Merck & Co, Inc	1,085,016
84,134		Pfizer, Inc	2,090,730
18,931		Teva Pharmaceutical Industries Ltd (ADR)	783,933
6,825		Warner Chilcott plc	92,137

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,496,385

REAL ESTATE - 2.8%
918		Boston Properties, Inc	101,540

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
32,013		Chimera Investment Corp	$86,755
11,933	*	Forest City Enterprises, Inc (Class A)	189,138
14,617		Kimco Realty Corp	296,287
8,976		Mack-Cali Realty Corp	238,762
4,183		Potlatch Corp	156,319
115		Rouse Properties, Inc	1,650
2,668		SL Green Realty Corp	213,627
4,374		Starwood Property Trust, Inc	101,783
13,797		Weyerhaeuser Co	360,654
24,000		Wharf Holdings Ltd	165,955

		TOTAL REAL ESTATE	1,912,470

RETAILING - 2.7%
3,826		Abercrombie & Fitch Co (Class A)	129,778
16,451		Best Buy Co, Inc	282,793
5,588		Expedia, Inc	323,210
16,830	e	JC Penney Co, Inc	408,801
48,000	e	Li & Fung Ltd	74,019
9,071	*	Liberty Media Holding Corp (Interactive A)	167,813
11,896		Lowe’s Companies, Inc	359,735
1,525		Target Corp	96,792

		TOTAL RETAILING	1,842,941

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
4,584		Avago Technologies Ltd	159,821
7,963		Broadcom Corp (Class A)	275,360
24,904	*,e	Freescale Semiconductor Holdings Ltd	236,837
6,645	*	Lam Research Corp	211,211
16,219	*	Nvidia Corp	216,361
49,769	*	ON Semiconductor Corp	307,075
26,059	*	RF Micro Devices, Inc	102,933

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,509,598

SOFTWARE & SERVICES - 1.9%
4,942	*	Adobe Systems, Inc	160,417
9,269	*	AOL, Inc	326,547
2,708		DST Systems, Inc	153,164
11,318	*	eBay, Inc	547,904
3,980	*,e	VistaPrint Ltd	135,917

		TOTAL SOFTWARE & SERVICES	1,323,949

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
8,237	*	Ciena Corp	112,023
50,409		Cisco Systems, Inc	962,308
21,703		Corning, Inc	285,394
30,130		Hewlett-Packard Co	514,018
12,000	e	Hitachi Ltd	66,637
19,600	*	JDS Uniphase Corp	242,746
14,239	*	Juniper Networks, Inc	243,629
2,228	*	SanDisk Corp	96,762

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,523,517

TELECOMMUNICATION SERVICES - 3.3%
55,293		AT&T, Inc	2,084,546
8,575	*	Level 3 Communications, Inc	196,968

		TOTAL TELECOMMUNICATION SERVICES	2,281,514

TRANSPORTATION - 1.7%
3,837		FedEx Corp	324,687
24,900		Gol Linhas Aereas Inteligentes S.A.	142,110
30,364	*	Hertz Global Holdings, Inc	416,898
7,305	*	UAL Corp	142,447
9,398		UTI Worldwide, Inc	126,591

		TOTAL TRANSPORTATION	1,152,733

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

UTILITIES - 4.8%
11,414	*	Calpine Corp	$197,462
10,052		Centerpoint Energy, Inc	214,108
6,468		Duke Energy Corp	419,126
1,960		Edison International	89,552
562		Entergy Corp	38,947
20,329		Exelon Corp	723,306
5,181		FirstEnergy Corp	228,482
3,119		NextEra Energy, Inc	219,359
6,280		PG&E Corp	267,968
7,832		PPL Corp	227,520
47,245	*	RRI Energy, Inc	119,530
4,095	e	Utilities Select Sector SPDR Fund	149,058
14,375		Xcel Energy, Inc	398,331

		TOTAL UTILITIES	3,292,749

		TOTAL COMMON STOCKS	67,792,112

		(Cost $65,396,036)
SHORT-TERM INVESTMENTS - 3.6%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.6%
2,484,866	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	2,484,866

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,484,866

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,484,866)	2,484,866

		TOTAL INVESTMENTS - 101.9% (Cost $67,880,902)	70,276,978
		OTHER ASSETS & LIABILITIES, NET - (1.9)%	(1,277,260)

		NET ASSETS - 100.0%	$68,999,718

Abbreviation(s):

ADR	American Depositary Receipt

SPDR	Standard & Poor's Depository Receipts

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,391,009.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.7%
9,800		Cooper Tire & Rubber Co	$187,964
3,019		Dana Holding Corp	37,134
7,099	*	Tenneco, Inc	198,772

		TOTAL AUTOMOBILES & COMPONENTS	423,870

BANKS - 7.4%
11,682	e	Astoria Financial Corp	115,418
10,174		Brookline Bancorp, Inc	89,735
7,600		Capitol Federal Financial	90,896
420		Century Bancorp, Inc	13,406
4,200		Community Bank System, Inc	118,398
14,500		CVB Financial Corp	173,130
1,877		Dime Community Bancshares	27,104
3,702	e	First Financial Bankshares, Inc	133,383
5,680		First Republic Bank	195,733
23,129		FirstMerit Corp	340,690
2,452		NBT Bancorp, Inc	54,116
11,250		Oritani Financial Corp	169,312
5,482		Prosperity Bancshares, Inc	233,643
9,910		Provident Financial Services, Inc	156,479
30,540	e	Radian Group, Inc	132,544
4,600	*	Signature Bank	308,568
24,337		Susquehanna Bancshares, Inc	254,565
7,054	*	SVB Financial Group	426,485
3,800	*	Texas Capital Bancshares, Inc	188,898
6,195		UMB Financial Corp	301,573
15,880		Umpqua Holdings Corp	204,693
7,800		Webster Financial Corp	184,860
16,368	*	Western Alliance Bancorp	166,954
13,770	*	Wilshire Bancorp, Inc	86,751
7,325		Wintrust Financial Corp	275,200

		TOTAL BANKS	4,442,534

CAPITAL GOODS - 10.3%
2,470		A.O. Smith Corp	142,124
11,870		Actuant Corp (Class A)	339,719
8,400		Acuity Brands, Inc	531,636
1,900		American Science & Engineering, Inc	124,659
1,666		Ampco-Pittsburgh Corp	30,738
8,500		Applied Industrial Technologies, Inc	352,155
8,541		Belden CDT, Inc	314,992
6,662		Brady Corp (Class A)	195,063
5,700	*	Chart Industries, Inc	420,945
3,700		Crane Co	147,741
3,013		Cubic Corp	150,831
5,436		Curtiss-Wright Corp	177,757
2,500	*	DXP Enterprises, Inc	119,425
9,148	*	EnerSys	322,833
5,298	*	EnPro Industries, Inc	190,781
3,871		Franklin Electric Co, Inc	234,157
11,435	*	GenCorp, Inc	108,518
4,960		Granite Construction, Inc	142,451
9,208		H&E Equipment Services, Inc	111,601
4,395	*	Kadant, Inc	101,920
3,470		LB Foster Co (Class A)	112,220
3,500		Mueller Industries, Inc	159,145

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
9,229	*	NCI Building Systems, Inc	$92,567
8,200	*	Oshkosh Truck Corp	224,926
5,100		Sauer-Danfoss, Inc	205,071
397		Standex International Corp	17,647
5,280	*	Teledyne Technologies, Inc	334,699
4,900		Universal Forest Products, Inc	203,546
5,100	*	WABCO Holdings, Inc	294,117
3,200		Westinghouse Air Brake Technologies Corp	256,928

		TOTAL CAPITAL GOODS	6,160,912

COMMERCIAL & PROFESSIONAL SERVICES - 4.2%
5,296	*	Acacia Research (Acacia Technologies)	145,163
3,283		Administaff, Inc	82,830
6,662	*	Advisory Board Co	318,643
5,757		Brink’s Co	147,897
4,631		Corporate Executive Board Co	248,361
2,394	*	Exponent, Inc	136,673
9,100		Healthcare Services Group	208,117
2,700	*	Portfolio Recovery Associates, Inc	281,961
10,146		Rollins, Inc	237,315
13,294		Steelcase, Inc (Class A)	130,946
6,521	*	SYKES Enterprises, Inc	87,642
11,733	*	Tetra Tech, Inc	308,109
10,383	*	TrueBlue, Inc	163,221

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,496,878

CONSUMER DURABLES & APPAREL - 3.7%
97,200	*,e	Beazer Homes USA, Inc	345,060
18,400		Brunswick Corp	416,392
2,500	*	Carter's, Inc	134,600
18,707	*	CROCS, Inc	303,240
4,500	*	iRobot Corp	102,420
5,780	*	La-Z-Boy, Inc	84,561
23,591	*	Leapfrog Enterprises, Inc	212,791
2,248		Oxford Industries, Inc	126,900
7,800	*	Skechers U.S.A., Inc (Class A)	159,120
3,210		True Religion Apparel, Inc	68,469
10,200	*,e	Vera Bradley, Inc	243,270

		TOTAL CONSUMER DURABLES & APPAREL	2,196,823

CONSUMER SERVICES - 3.7%
3,100	*,e	American Public Education, Inc	112,933
8,251		Ameristar Casinos, Inc	146,868
2,900	*	Buffalo Wild Wings, Inc	248,646
6,146		Cheesecake Factory	219,719
5,670	*,e	Coinstar, Inc	255,037
1,310		Domino’s Pizza, Inc	49,387
13,600	*	Grand Canyon Education, Inc	320,008
5,400	*	Multimedia Games, Inc	84,942
4,905	*	Papa John’s International, Inc	261,976
16,500	*	Shuffle Master, Inc	260,865
5,180		Sotheby’s (Class A)	163,170
6,075		Universal Technical Institute, Inc	83,228

		TOTAL CONSUMER SERVICES	2,206,779

DIVERSIFIED FINANCIALS - 1.6%
9,290		BGC Partners, Inc (Class A)	45,521
280	*	Dollar Financial Corp	4,802
200	*,b,m	DVI, Inc	0
3,340	*	First Cash Financial Services, Inc	153,673
6,200		Greenhill & Co, Inc	320,850
6,280		MarketAxess Holdings, Inc	198,448
8,100	*	Netspend Holdings, Inc	79,623
9,405	*,e	PHH Corp	191,392

		TOTAL DIVERSIFIED FINANCIALS	994,309

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

ENERGY - 6.4%
26,400	e	Arch Coal, Inc	$167,112
2,966		Berry Petroleum Co (Class A)	120,509
6,514		Bristow Group, Inc	329,283
5,800	*,e	C&J Energy Services, Inc	115,420
9,446		Energy XXI Bermuda Ltd	330,138
8,159	*	EPL Oil & Gas, Inc	165,546
7,700	*	Gulfport Energy Corp	240,702
10,600	*	Helix Energy Solutions Group, Inc	193,662
13,500	*	McDermott International, Inc	164,970
25,575		Penn Virginia Corp	158,565
4,323	*	Rosetta Resources, Inc	207,072
14,900	e	RPC, Inc	177,161
7,136	*	Stone Energy Corp	179,256
5,500	*	Swift Energy Co	114,840
4,599		Targa Resources Investments, Inc	231,514
11,500	e	Teekay Tankers Ltd (Class A)	43,010
12,648	*	Tetra Technologies, Inc	76,520
22,699	*	Vaalco Energy, Inc	194,076
8,300		W&T Offshore, Inc	155,874
13,400		Western Refining, Inc	350,812
21,400	*	Willbros Group, Inc	114,918

		TOTAL ENERGY	3,830,960

FOOD & STAPLES RETAILING - 1.5%
2,987	*	Fresh Market, Inc	179,160
5,651		Harris Teeter Supermarkets, Inc	219,485
140,700	*	Rite Aid Corp	164,619
4,640	*	United Natural Foods, Inc	271,208
1,648		Weis Markets, Inc	69,760

		TOTAL FOOD & STAPLES RETAILING	904,232

FOOD, BEVERAGE & TOBACCO - 1.0%
6,443	*	Annie’s, Inc	288,904
792	*,e	Boston Beer Co, Inc (Class A)	88,680
640	*	Hain Celestial Group, Inc	40,320
3,161		J&J Snack Foods Corp	181,220
6,990	*	Omega Protein Corp	47,951

		TOTAL FOOD, BEVERAGE & TOBACCO	647,075

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
11,800	*,e	Accretive Health, Inc	131,688
7,916	*	Align Technology, Inc	292,655
6,500	*	Amedisys, Inc	89,765
2,172		Analogic Corp	169,785
5,005	*	Arthrocare Corp	162,162
2,483		Cantel Medical Corp	67,240
3,434		Computer Programs & Systems, Inc	190,759
6,541	*	Cyberonics, Inc	342,879
1,600	*	Haemonetics Corp	128,320
8,900	*	Healthsouth Corp	214,134
4,865	*	Magellan Health Services, Inc	251,083
12,300		Masimo Corp	297,414
6,011	*	Medidata Solutions, Inc	249,457
2,012	*	MWI Veterinary Supply, Inc	214,640
10,200	*	NuVasive, Inc	233,682
5,042	*	Omnicell, Inc	70,084
2,609	*	Orthofix International NV	116,753
10,600	*	Team Health Holdings, Inc	287,578
5,140	*	WellCare Health Plans, Inc	290,667

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,800,745

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
3,983	*	Elizabeth Arden, Inc	188,157

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
5,274	e	Nu Skin Enterprises, Inc (Class A)	$204,789
4,130	*	Revlon, Inc (Class A)	63,767

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	456,713

INSURANCE - 3.0%
4,700		Allied World Assurance Co Holdings Ltd	363,075
13,550		American Equity Investment Life Holding Co	157,586
4,000		Aspen Insurance Holdings Ltd	121,960
28,249		Conseco, Inc	272,603
19,598		First American Financial Corp	424,689
4,926		Horace Mann Educators Corp	89,210
1,630		ProAssurance Corp	147,417
17,090		Symetra Financial Corp	210,207

		TOTAL INSURANCE	1,786,747

MATERIALS - 5.4%
4,200		Balchem Corp	154,266
17,500		Boise, Inc	153,300
6,536	*	Chemtura	112,550
15,870	*	Coeur d’Alene Mines Corp	457,532
257	*,e	Contango ORE, Inc	2,118
4,100		Cytec Industries, Inc	268,632
11,900	*,e	Flotek Industries, Inc	150,773
5,600	e	Gold Resource Corp	120,120
5,760		H.B. Fuller Co	176,717
2,567		Haynes International, Inc	133,869
3,000		Kaiser Aluminum Corp	175,170
3,378		Koppers Holdings, Inc	117,994
1,843	*	Louisiana-Pacific Corp	23,038
4,830	*	LSB Industries, Inc	211,892
4,134		Minerals Technologies, Inc	293,225
500		NewMarket Corp	123,240
16,033		PolyOne Corp	265,667
5,500	*	RTI International Metals, Inc	131,670
8,600	*	Worthington Industries, Inc	186,276

		TOTAL MATERIALS	3,258,049

MEDIA - 1.8%
5,500	*	AMC Networks, Inc	239,360
8,809		Arbitron, Inc	333,861
18,949	*	Journal Communications, Inc (Class A)	98,535
15,700	*	Live Nation, Inc	135,177
8,726		National CineMedia, Inc	142,845
3,518		Scholastic Corp	111,802

		TOTAL MEDIA	1,061,580

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.4%
8,520	*	Acorda Therapeutics, Inc	218,197
12,557	*	Alkermes plc	260,558
5,335	*	AMAG Pharmaceuticals, Inc	94,643
4,910	*	Ariad Pharmaceuticals, Inc	118,945
9,615	*	Arqule, Inc	49,133
22,800	*	Array Biopharma, Inc	133,608
9,200	*	Auxilium Pharmaceuticals, Inc	225,032
6,500	*	Cepheid, Inc	224,315
1,400	*	Cornerstone Therapeutics, Inc	7,182
7,911	*	Idenix Pharmaceuticals, Inc	36,153
8,189	*	Impax Laboratories, Inc	212,586
4,670	*,e	InterMune, Inc	41,890
4,427	*	Jazz Pharmaceuticals plc	252,383
6,284	*	Medicines Co	162,190
4,627		Medicis Pharmaceutical Corp (Class A)	200,210
2,847	*	Neurocrine Biosciences, Inc	22,719
1,050	*	Onyx Pharmaceuticals, Inc	88,725
28,820	*,e	Orexigen Therapeutics, Inc	164,562

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
9,700	*	Parexel International Corp	$298,372
3,580	*	Pharmacyclics, Inc	230,910
3,031	*,e	Questcor Pharmaceuticals, Inc	56,073
11,590	*	Santarus, Inc	102,919
24,700	*,e	Sequenom, Inc	87,191

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,288,496

REAL ESTATE - 7.3%
4,400		CBL & Associates Properties, Inc	93,896
9,528		Chesapeake Lodging Trust	189,321
2,124		DuPont Fabros Technology, Inc	53,631
5,700		Entertainment Properties Trust	253,251
4,499		Equity Lifestyle Properties, Inc	306,472
14,210		Extra Space Storage, Inc	472,483
3,168		Home Properties, Inc	194,103
6,324		LTC Properties, Inc	201,419
2,316		National Health Investors, Inc	119,135
23,640		Newcastle Investment Corp	178,009
11,657		NorthStar Realty Finance Corp	74,139
17,100		Omega Healthcare Investors, Inc	388,683
10,252		Pennymac Mortgage Investment Trust	239,589
7,630		Post Properties, Inc	365,935
4,009		PS Business Parks, Inc	267,881
1,607		Saul Centers, Inc	71,351
5,019		Sovran Self Storage, Inc	290,349
13,800	d	Starwood Property Trust, Inc	321,126
382		Sun Communities, Inc	16,854
27,809	*	Sunstone Hotel Investors, Inc	305,899

		TOTAL REAL ESTATE	4,403,526

RETAILING - 4.0%
13,630	*	Aeropostale, Inc	184,414
10,270	*	Ann Taylor Stores Corp	387,487
3,300	*	Children’s Place Retail Stores, Inc	198,000
12,320		Express Parent LLC	182,582
10,100	*	Francesca’s Holdings Corp	310,373
5,600	e	GameStop Corp (Class A)	117,600
4,040	*	Hibbett Sports, Inc	240,178
4,400	*,e	Mattress Firm Holding Corp	123,860
30,870		OfficeMax, Inc	241,095
1,063		Pier 1 Imports, Inc	19,921
16,900	*,e	Saks, Inc	174,239
7,610	*	Select Comfort Corp	240,095

		TOTAL RETAILING	2,419,844

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
6,800	*	Cavium Networks, Inc	226,644
1,584	*	Cirrus Logic, Inc	60,810
30,972	*	Entegris, Inc	251,802
27,100	*	Entropic Communications, Inc	157,722
18,912	*	FSI International, Inc	117,254
23,400	*	Integrated Device Technology, Inc	137,592
12,992		Micrel, Inc	135,377
3,576		MKS Instruments, Inc	91,152
29,000	*	RF Micro Devices, Inc	114,550
30,200	*	Silicon Image, Inc	138,618
2,500	*	Silicon Laboratories, Inc	91,900
9,600	*	Teradyne, Inc	136,512
8,268		Tessera Technologies, Inc	113,106
7,980	*	Ultratech, Inc	250,412
7,500	*	Volterra Semiconductor Corp	164,025

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,187,476

SOFTWARE & SERVICES - 9.1%
3,408	*,e	Ancestry.com, Inc	102,513

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
13,616	*	Aspen Technology, Inc	$351,974
1,457		Blackbaud, Inc	34,851
8,876	*	Blucora, Inc	158,082
3,262	*,e	Brightcove, Inc	38,100
7,834	*	Commvault Systems, Inc	459,856
8,227	*	Cornerstone OnDemand, Inc	252,240
3,157		DST Systems, Inc	178,560
5,671	*	Euronet Worldwide, Inc	106,558
3,331		Fair Isaac Corp	147,430
2,100		Global Payments, Inc	87,843
9,580		Heartland Payment Systems, Inc	303,494
6,760		IAC/InterActiveCorp	351,926
5,500	*	Jive Software, Inc	86,405
600	*	LinkedIn Corp	72,240
5,283	*	Manhattan Associates, Inc	302,557
8,499		MAXIMUS, Inc	507,560
2,256	*	MicroStrategy, Inc (Class A)	302,462
12,500	*	Monster Worldwide, Inc	91,625
12,500	*	QLIK Technologies, Inc	280,125
10,200		SAIC, Inc	122,808
5,600	*	Sourcefire, Inc	274,568
3,500		Syntel, Inc	218,435
4,888	*	TeleTech Holdings, Inc	83,340
25,436	*	TiVo, Inc	265,297
1,000	*	Ultimate Software Group, Inc	102,100
6,476	*	Unisys Corp	134,830
2,700	*	Yelp, Inc	73,035

		TOTAL SOFTWARE & SERVICES	5,490,814

TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
5,800	e	Adtran, Inc	100,224
4,377	*	Agilysys, Inc	37,642
17,100	*	Arris Group, Inc	218,709
13,000	*	Aruba Networks, Inc	292,305
12,700	*	Avid Technology, Inc	120,142
8,068		Cognex Corp	278,991
5,369		Comtech Telecommunications Corp	148,399
7,902	*	Datalink Corp	65,429
3,400	*	Dolby Laboratories, Inc (Class A)	111,350
2,736	*	Insight Enterprises, Inc	47,825
17,100	*,e	InvenSense, Inc	204,345
6,800	*	Ixia	109,276
3,250		Littelfuse, Inc	183,755
1,600		Loral Space & Communications, Inc	113,760
3,990	*	OSI Systems, Inc	310,582
6,109		Plantronics, Inc	215,831
5,751	*	Plexus Corp	174,198
20,100	*	Power-One, Inc	112,560
6,200	*	Procera Networks, Inc	145,700
14,200	*	QLogic Corp	162,164
6,630	*	Riverbed Technology, Inc	154,280
5,907	*,e	Synaptics, Inc	141,886
4,700	*,e	Universal Display Corp	161,586

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,610,939

TELECOMMUNICATION SERVICES - 0.9%
11,474	*	MetroPCS Communications, Inc	134,361
6,330	*	Neutral Tandem, Inc	59,375
13,315	*	tw telecom inc (Class A)	347,122

		TOTAL TELECOMMUNICATION SERVICES	540,858

TRANSPORTATION - 1.9%
9,744	*	Alaska Air Group, Inc	341,625
2,099		Amerco, Inc	223,250
4,700		Con-Way, Inc	128,639

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
6,540		Forward Air Corp	$198,881
8,310	*	Old Dominion Freight Line	250,630

		TOTAL TRANSPORTATION	1,143,025

UTILITIES - 3.8%
3,500		American States Water Co	155,505
11,100		Black Hills Corp	394,827
5,878		El Paso Electric Co	201,321
10,873		Empire District Electric Co	234,313
6,268		Genie Energy Ltd	44,942
2,700		Laclede Group, Inc	116,100
3,496		Piedmont Natural Gas Co, Inc	113,550
13,471		Portland General Electric Co	364,256
3,740		Southwest Gas Corp	165,308
6,141		UNS Energy Corp	257,062
4,300		WGL Holdings, Inc	173,075

		TOTAL UTILITIES	2,220,259

		TOTAL COMMON STOCKS (Cost $54,934,031)	59,973,443

SHORT-TERM INVESTMENTS - 6.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.3%
3,803,150	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	3,803,150

TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	3,803,150

TOTAL SHORT-TERM INVESTMENTS (Cost $3,803,150)	3,803,150

TOTAL INVESTMENTS - 106.1% (Cost $58,737,181)	63,776,593
OTHER ASSETS & LIABILITIES, NET - (6.1)%	(3,672,264)

NET ASSETS - 100.0%	$60,104,329

*	Non-income producing.

b	In bankruptcy.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,662,730.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.8%
302	e	Allison Transmission Holdings, Inc	$6,076
839	*	American Axle & Manufacturing Holdings, Inc	9,456
1,361	*	BorgWarner, Inc	94,059
700		Cooper Tire & Rubber Co	13,426
2,007		Dana Holding Corp	24,686
4,166	*	Delphi Automotive plc	129,146
266	*	Dorman Products, Inc	8,382
290		Drew Industries, Inc	8,761
3,265	*	Exide Technologies	10,121
261	*	Federal Mogul Corp (Class A)	2,388
47,257		Ford Motor Co	465,954
280	*	Fuel Systems Solutions, Inc	4,813
9,727	*	General Motors Co	221,289
1,773		Gentex Corp	30,159
234	*	Gentherm, Inc	2,911
3,033	*	Goodyear Tire & Rubber Co	36,972
2,938		Harley-Davidson, Inc	124,483
8,671		Johnson Controls, Inc	237,585
1,264		Lear Corp	47,767
500	*	Modine Manufacturing Co	3,690
355		Spartan Motors, Inc	1,775
188		Standard Motor Products, Inc	3,463
173	*	Stoneridge, Inc	860
280		Superior Industries International, Inc	4,785
743	*	Tenneco, Inc	20,804
830	*,e	Tesla Motors, Inc	24,302
552		Thor Industries, Inc	20,049
1,265	*	TRW Automotive Holdings Corp	55,293
635	*	Visteon Corp	28,232
353	*	Winnebago Industries, Inc	4,458

		TOTAL AUTOMOBILES & COMPONENTS	1,646,145

BANKS - 3.4%
180		1st Source Corp	4,009
266	*	1st United Bancorp, Inc	1,716
90		Access National Corp	1,229
51		Alliance Financial Corp	2,051
98		American National Bankshares, Inc	2,214
283	*	Ameris Bancorp	3,563
77	e	Ames National Corp	1,605
430		Apollo Residential Mortgage	9,477
111	e	Arrow Financial Corp	2,780
2,146		Associated Banc-Corp	28,263
1,174		Astoria Financial Corp	11,599
130		Bancfirst Corp	5,585
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	6,583
1,197		Bancorpsouth, Inc	17,644
838		Bank Mutual Corp	3,813
762		Bank of Hawaii Corp	34,762
70		Bank of Kentucky Financial Corp	1,942
61		Bank of Marin Bancorp	2,593
442		Bank of the Ozarks, Inc	15,236
300		BankFinancial Corp	2,637
415		BankUnited	10,213
203		Banner Corp	5,501
50	e	Bar Harbor Bankshares	1,787
8,888		BB&T Corp	294,726
982	*	BBCN Bancorp, Inc	12,383

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
392	*	Beneficial Mutual Bancorp, Inc	$3,748
50	*	Berkshire Bancorp, Inc	411
280		Berkshire Hills Bancorp, Inc	6,406
87	*	BofI Holding, Inc	2,266
319		BOK Financial Corp	18,853
826		Boston Private Financial Holdings, Inc	7,921
75		Bridge Bancorp, Inc	1,748
771		Brookline Bancorp, Inc	6,800
86		Bryn Mawr Bank Corp	1,930
100	*	BSB Bancorp, Inc	1,290
40		C&F Financial Corp	1,574
87		Camden National Corp	3,222
140	*	Cape Bancorp, Inc	1,310
15	*	Capital Bank Financial Corp	264
101		Capital City Bank Group, Inc	1,075
3,675		CapitalSource, Inc	27,857
2,620		Capitol Federal Financial	31,335
286		Cardinal Financial Corp	4,090
1,028		Cathay General Bancorp	17,743
150		Center Bancorp, Inc	1,788
261		Centerstate Banks of Florida, Inc	2,328
188	*	Central Pacific Financial Corp	2,688
168		Century Bancorp, Inc	5,363
294		Chemical Financial Corp	7,115
2,537	*	CIT Group, Inc	99,932
101		Citizens & Northern Corp	1,981
503	*	Citizens Republic Bancorp, Inc	9,733
262	e	City Holding Co	9,390
647		City National Corp	33,327
112		Clifton Savings Bancorp, Inc	1,232
105		CNB Financial Corp	1,839
395		CoBiz, Inc	2,765
490		Columbia Banking System, Inc	9,085
2,498		Comerica, Inc	77,563
1,058		Commerce Bancshares, Inc	42,669
628		Community Bank System, Inc	17,703
182		Community Trust Bancorp, Inc	6,467
30	*	Crescent Financial Bancshares, Inc	136
732		Cullen/Frost Bankers, Inc	42,039
1,117		CVB Financial Corp	13,337
309		Dime Community Bancshares	4,462
5,371	*	Doral Financial Corp	5,052
118	*	Eagle Bancorp, Inc	1,973
1,835		East West Bancorp, Inc	38,755
90		Enterprise Financial Services Corp	1,224
132		ESB Financial Corp	1,843
197		ESSA Bancorp, Inc	2,047
275		EverBank Financial Corp	3,787
240		Farmers National Banc Corp	1,550
115		Federal Agricultural Mortgage Corp (Class C)	2,960
121	e	Fidelity Southern Corp	1,145
11,822		Fifth Third Bancorp	183,359
126		Financial Institutions, Inc	2,349
174		First Bancorp (NC)	2,006
906	*	First Bancorp (Puerto Rico)	4,005
107		First Bancorp, Inc	1,878
625		First Busey Corp	3,050
273	*	First California Financial Group, Inc	1,900
30		First Citizens Bancshares, Inc (Class A)	4,887
1,229		First Commonwealth Financial Corp	8,664
189		First Community Bancshares, Inc	2,884
570		First Connecticut Bancorp	7,701
120		First Defiance Financial Corp	2,071
40	*,e	First Federal Bancshares of Arkansas, Inc	391
747		First Financial Bancorp	12,632
448	e	First Financial Bankshares, Inc	16,141
188		First Financial Corp	5,892

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
133		First Financial Holdings, Inc	$1,728
200	*	First Financial Northwest, Inc	1,610
3,240		First Horizon National Corp	31,201
149		First Interstate Bancsystem, Inc	2,229
557		First Merchants Corp	8,361
893		First Midwest Bancorp, Inc	11,207
4,523		First Niagara Financial Group, Inc	36,591
66		First of Long Island Corp	2,033
110		First Pactrust Bancorp, Inc	1,376
1,383		First Republic Bank	47,658
1,352		FirstMerit Corp	19,915
358		Flushing Financial Corp	5,656
1,776		FNB Corp	19,909
130	*,e	FNB United Corp	1,544
185		Fox Chase Bancorp, Inc	2,890
170	*	Franklin Financial Corp	2,900
2,887		Fulton Financial Corp	28,466
133		German American Bancorp, Inc	3,208
860		Glacier Bancorp, Inc	13,399
135		Great Southern Bancorp, Inc	4,173
928	*	Guaranty Bancorp	1,875
223	*,e	Hampton Roads Bankshares, Inc	335
949		Hancock Holding Co	29,372
610	*	Hanmi Financial Corp	7,814
158	e	Heartland Financial USA, Inc	4,309
121		Heritage Financial Corp	1,819
110		Heritage Financial Group	1,445
260	*	Heritage Oaks Bancorp	1,498
20		Hingham Institution for Savings	1,289
90	*	Home Bancorp, Inc	1,619
266		Home Bancshares, Inc	9,068
199		Home Federal Bancorp, Inc	2,253
170		Home Loan Servicing Solutions Ltd	2,766
54	*	HomeStreet, Inc	2,055
265	*	HomeTrust Bancshares, Inc	3,511
50		Horizon Bancorp	1,429
6,700		Hudson City Bancorp, Inc	53,332
171		Hudson Valley Holding Corp	2,916
10,738		Huntington Bancshares, Inc	74,092
463		IBERIABANK Corp	21,205
252	e	Independent Bank Corp	7,583
674		International Bancshares Corp	12,840
579	*	Investors Bancorp, Inc	10,561
227		Kearny Financial Corp	2,211
12,323		Keycorp	107,703
110		K-Fed Bancorp	1,660
274		Lakeland Bancorp, Inc	2,836
147		Lakeland Financial Corp	4,057
1,617		M&T Bank Corp	153,874
216		MainSource Financial Group, Inc	2,773
661		MB Financial, Inc	13,055
107	*	Mercantile Bank Corp	1,834
60		Merchants Bancshares, Inc	1,773
119	*	Meridian Interstate Bancorp, Inc	1,963
198	*	MetroCorp Bancshares, Inc	2,097
2,499	*,e	MGIC Investment Corp	3,823
70		Middleburg Financial Corp	1,243
56		Midsouth Bancorp, Inc	907
90		MidWestOne Financial Group, Inc	1,939
50	*,e	NASB Financial, Inc	1,242
84		National Bankshares, Inc	2,789
1,529		National Penn Bancshares, Inc	13,929
243	*,e	Nationstar Mortgage Holdings, Inc	8,063
374		NBT Bancorp, Inc	8,254
5,893	e	New York Community Bancorp, Inc	83,445
227		Northfield Bancorp, Inc	3,637
80		Northrim BanCorp, Inc	1,611

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,214		Northwest Bancshares, Inc	$14,847
97		OceanFirst Financial Corp	1,423
1,334	*	Ocwen Financial Corp	36,565
1,045		Old National Bancorp	14,222
148	*	OmniAmerican Bancorp, Inc	3,364
458	e	Oriental Financial Group, Inc	4,818
670		Oritani Financial Corp	10,083
50	*	Pacific Capital Bancorp	2,295
154		Pacific Continental Corp	1,375
140	*	Pacific Mercantile Bancorp	916
369		PacWest Bancorp	8,624
165	e	Park National Corp	11,553
360	*	Park Sterling Bank	1,778
110		Peapack Gladstone Financial Corp	1,797
47		Penns Woods Bancorp, Inc	2,084
164	*	Pennsylvania Commerce Bancorp, Inc	2,078
75		Peoples Bancorp, Inc	1,717
80	e	Peoples Federal Bancshares, Inc	1,382
4,732		People’s United Financial, Inc	57,446
400	*	Pinnacle Financial Partners, Inc	7,728
6,567		PNC Financial Services Group, Inc	414,378
1,230	*	Popular, Inc	21,439
147	*	Preferred Bank	2,084
767		PrivateBancorp, Inc	12,264
603		Prosperity Bancshares, Inc	25,700
120		Provident Financial Holdings, Inc	1,705
753		Provident Financial Services, Inc	11,890
421		Provident New York Bancorp	3,962
2,812	e	Radian Group, Inc	12,204
18,020		Regions Financial Corp	129,924
323		Renasant Corp	6,332
120		Republic Bancorp, Inc (Class A)	2,634
807		Rockville Financial, Inc	9,886
100	e	Roma Financial Corp	890
300		S&T Bancorp, Inc	5,283
210	e	S.Y. Bancorp, Inc	4,969
250		Sandy Spring Bancorp, Inc	4,812
151		SCBT Financial Corp	6,082
900	*	Seacoast Banking Corp of Florida	1,431
130		SI Financial Group, Inc	1,524
87		Sierra Bancorp	1,067
615	*	Signature Bank	41,254
207		Simmons First National Corp (Class A)	5,041
206		Southside Bancshares, Inc	4,493
383	*	Southwest Bancorp, Inc	4,156
397		State Bank & Trust Co	6,547
256		StellarOne Corp	3,369
318		Sterling Bancorp	3,155
335		Sterling Financial Corp	7,460
88	*	Suffolk Bancorp	1,290
470	*	Sun Bancorp, Inc	1,584
6,820		SunTrust Banks, Inc	192,801
2,349		Susquehanna Bancshares, Inc	24,571
561	*	SVB Financial Group	33,918
9,246		Synovus Financial Corp	21,913
137	*	Taylor Capital Group, Inc	2,345
1,924		TCF Financial Corp	22,973
150		Territorial Bancorp, Inc	3,442
505	*	Texas Capital Bancshares, Inc	25,104
956	*	TFS Financial Corp	8,671
265	*	The Bancorp, Inc	2,722
130		Tompkins Trustco, Inc	5,268
238	e	TowneBank	3,649
80	*	Tree.com, Inc	1,254
171		Trico Bancshares	2,827
1,974		Trustco Bank Corp NY	11,291
774		Trustmark Corp	18,839

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
403		UMB Financial Corp	$19,618
1,383		Umpqua Holdings Corp	17,827
167		Union Bankshares Corp	2,599
757	e	United Bankshares, Inc	18,857
526	*	United Community Banks, Inc	4,413
201		United Financial Bancorp, Inc	2,908
198		Univest Corp of Pennsylvania	3,564
24,262		US Bancorp	832,187
2,837	e	Valley National Bancorp	28,427
426		ViewPoint Financial Group	8,166
253	*	Virginia Commerce Bancorp	2,214
138	*	Walker & Dunlop, Inc	2,121
113		Washington Banking Co	1,601
1,416		Washington Federal, Inc	23,619
138		Washington Trust Bancorp, Inc	3,625
90	*,e	Waterstone Financial, Inc	467
900		Webster Financial Corp	21,330
62,800		Wells Fargo & Co	2,168,484
301		WesBanco, Inc	6,234
189		West Bancorporation, Inc	2,277
225	*	West Coast Bancorp	5,067
280		Westamerica Bancorporation	13,174
712	*	Western Alliance Bancorp	7,262
366		Westfield Financial, Inc	2,741
2,417	*	Wilshire Bancorp, Inc	15,227
461		Wintrust Financial Corp	17,320
100		WSFS Financial Corp	4,128
2,336		Zions Bancorporation	48,250

		TOTAL BANKS	6,874,799

CAPITAL GOODS - 7.9%
8,899		3M Co	822,446
540		A.O. Smith Corp	31,072
193		Aaon, Inc	3,800
468		AAR Corp	7,685
1,673	*	Accuride Corp	7,796
282		Aceto Corp	2,665
878		Actuant Corp (Class A)	25,128
572		Acuity Brands, Inc	36,202
1,483	*	Aecom Technology Corp	31,380
466	*	Aegion Corp	8,929
484	*	Aerovironment, Inc	11,359
1,234	*	AGCO Corp	58,590
858	*,e	Air Lease Corp	17,503
718		Aircastle Ltd	8,135
78		Alamo Group, Inc	2,635
301		Albany International Corp (Class A)	6,613
324		Alliant Techsystems, Inc	16,236
296		Altra Holdings, Inc	5,387
224	*	Ameresco, Inc	2,645
90	*	American Railcar Industries, Inc	2,551
140		American Science & Engineering, Inc	9,185
2,074	*,e	American Superconductor Corp	8,607
125	*	American Woodmark Corp	2,496
3,063		Ametek, Inc	108,583
79		Ampco-Pittsburgh Corp	1,458
410	*,e	API Technologies Corp	1,177
311		Apogee Enterprises, Inc	6,102
508		Applied Industrial Technologies, Inc	21,046
89		Argan, Inc	1,553
297		Armstrong World Industries, Inc	13,772
2,065	*	ArvinMeritor, Inc	8,756
237	*	Astec Industries, Inc	7,492
122	*	Astronics Corp	3,758
258		AZZ, Inc	9,799
1,463	*	Babcock & Wilcox Co	37,263

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
677		Barnes Group, Inc	$16,932
1,206	*	BE Aerospace, Inc	50,773
825	*	Beacon Roofing Supply, Inc	23,512
565		Belden CDT, Inc	20,837
570	*	Blount International, Inc	7,501
310	*,e	Bluelinx Holdings, Inc	725
9,567		Boeing Co	666,055
586		Brady Corp (Class A)	17,158
600		Briggs & Stratton Corp	11,202
1,363	*	Builders FirstSource, Inc	7,074
232	*	CAI International, Inc	4,761
7,608	*,e	Capstone Turbine Corp	7,608
790		Carlisle Cos, Inc	41,017
126		Cascade Corp	6,897
8,520		Caterpillar, Inc	733,061
321		Ceradyne, Inc	7,842
405	*	Chart Industries, Inc	29,909
1,217		Chicago Bridge & Iron Co NV	46,356
170		CIRCOR International, Inc	6,417
615		Clarcor, Inc	27,447
311	*	CNH Global NV	12,057
628	*	Colfax Corp	23,029
196	*	Columbus McKinnon Corp	2,962
409		Comfort Systems USA, Inc	4,470
301	*	Commercial Vehicle Group, Inc	2,212
2,020		Cooper Industries plc	151,621
70	*	CPI Aerostructures, Inc	759
593		Crane Co	23,678
170		Cubic Corp	8,510
2,602		Cummins, Inc	239,930
554		Curtiss-Wright Corp	18,116
7,373		Danaher Corp	406,621
5,050		Deere & Co	416,575
434	*	DigitalGlobe, Inc	8,849
1,888		Donaldson Co, Inc	65,532
296		Douglas Dynamics, Inc	4,378
2,320		Dover Corp	138,017
82	*	DXP Enterprises, Inc	3,917
596	*	Dycom Industries, Inc	8,570
270		Dynamic Materials Corp	4,055
80		Eastern Co	1,499
4,288	e	Eaton Corp	202,651
190	*	Edgen Group, Inc	1,472
923		EMCOR Group, Inc	26,342
9,316		Emerson Electric Co	449,683
255		Encore Wire Corp	7,461
404	*	Energy Recovery, Inc	1,196
649	*	EnerSys	22,903
206	*	Engility Holdings, Inc	3,801
100	*	Enphase Energy, Inc	414
277	*	EnPro Industries, Inc	9,975
317		ESCO Technologies, Inc	12,315
388	*	Esterline Technologies Corp	21,782
2,210		Exelis, Inc	22,851
3,764		Fastenal Co	161,814
743	*	Federal Signal Corp	4,696
413	*	Flow International Corp	1,528
686		Flowserve Corp	87,630
2,167		Fluor Corp	121,959
2,026	*	Fortune Brands Home & Security, Inc	54,722
277		Franklin Electric Co, Inc	16,756
227		Freightcar America, Inc	4,038
6,474	*,e	FuelCell Energy, Inc	5,697
408	*	Furmanite Corp	2,317
711		Gardner Denver, Inc	42,952
594		GATX Corp	25,209
575	*	GenCorp, Inc	5,457

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
317		Generac Holdings, Inc	$7,256
640	*	General Cable Corp	18,803
4,035		General Dynamics Corp	266,794
136,023		General Electric Co	3,089,082
264	*	GeoEye, Inc	6,978
916	*	Gibraltar Industries, Inc	11,743
199		Global Power Equipment Group, Inc	3,680
242		Gorman-Rupp Co	6,534
730		Graco, Inc	36,704
1,560	*	GrafTech International Ltd	14,024
128		Graham Corp	2,313
466		Granite Construction, Inc	13,384
670		Great Lakes Dredge & Dock Corp	5,159
517	*	Greenbrier Cos, Inc	8,344
686		Griffon Corp	7,066
334		H&E Equipment Services, Inc	4,048
150		Hardinge, Inc	1,538
969		Harsco Corp	19,894
646		Heico Corp	24,994
1,310	*	Hexcel Corp	31,466
9,904		Honeywell International, Inc	591,764
186		Houston Wire & Cable Co	2,001
728		Hubbell, Inc (Class B)	58,779
604	*	Huntington Ingalls	25,398
78	*	Hurco Cos, Inc	1,785
1,031		IDEX Corp	43,065
646	*	II-VI, Inc	12,287
5,517		Illinois Tool Works, Inc	328,096
3,857		Ingersoll-Rand plc	172,871
155		Insteel Industries, Inc	1,818
1,105		ITT Corp	22,266
1,582	*	Jacobs Engineering Group, Inc	63,960
308		John Bean Technologies Corp	5,030
1,343		Joy Global, Inc	75,289
148	*	Kadant, Inc	3,432
380		Kaman Corp	13,627
428		Kaydon Corp	9,562
1,895		KBR, Inc	56,509
983		Kennametal, Inc	36,450
128	*,e	KEYW Holding Corp	1,600
294	*,e	Kratos Defense & Security Solutions, Inc	1,717
1,237		L-3 Communications Holdings, Inc	88,705
220	*	Layne Christensen Co	4,314
111		LB Foster Co (Class A)	3,590
702		Lennox International, Inc	33,949
1,026		Lincoln Electric Holdings, Inc	40,065
136	e	Lindsay Manufacturing Co	9,788
101	*	LMI Aerospace, Inc	2,064
3,480		Lockheed Martin Corp	324,962
131		LSI Industries, Inc	883
201	*	Lydall, Inc	2,832
1,843		Manitowoc Co, Inc	24,586
4,530		Masco Corp	68,176
894	*	Mastec, Inc	17,612
171		Met-Pro Corp	1,530
80	*	Michael Baker Corp	1,909
238	*	Middleby Corp	27,522
115		Miller Industries, Inc	1,846
548	*	Moog, Inc (Class A)	20,753
284	*	MRC Global, Inc	6,984
556		MSC Industrial Direct Co (Class A)	37,508
447		Mueller Industries, Inc	20,325
2,364		Mueller Water Products, Inc (Class A)	11,584
209	*	MYR Group, Inc	4,170
58	e	National Presto Industries, Inc	4,227
777	*	Navistar International Corp	16,387
222	*	NCI Building Systems, Inc	2,227

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
202	*	NN, Inc	$1,715
814		Nordson Corp	47,717
100	*	Nortek, Inc	5,473
3,193		Northrop Grumman Corp	212,111
96	*	Northwest Pipe Co	2,366
706	*	Orbital Sciences Corp	10,279
434	*	Orion Marine Group, Inc	3,225
1,078	*	Oshkosh Truck Corp	29,570
1,547	*	Owens Corning, Inc	51,763
4,530		Paccar, Inc	181,313
1,472		Pall Corp	93,457
1,917		Parker Hannifin Corp	160,223
50	*	Patrick Industries, Inc	773
1,234	e	Pentair, Inc	54,925
313		Perini Corp	3,581
250	*	Pgt, Inc	820
200	*	Pike Electric Corp	1,590
144	*	PMFG, Inc	1,165
591	*,e	Polypore International, Inc	20,892
94	*	Powell Industries, Inc	3,635
1,845		Precision Castparts Corp	301,362
28		Preformed Line Products Co	1,521
237		Primoris Services Corp	3,093
64	*,e	Proto Labs, Inc	2,164
450		Quanex Building Products Corp	8,478
2,673	*	Quanta Services, Inc	66,023
460		Raven Industries, Inc	13,538
4,252		Raytheon Co	243,044
262	*	RBC Bearings, Inc	12,602
464		Regal-Beloit Corp	32,703
362	*	Rexnord Corp	6,596
596		Robbins & Myers, Inc	35,522
1,820		Rockwell Automation, Inc	126,581
1,970		Rockwell Collins, Inc	105,671
1,238		Roper Industries, Inc	136,044
333	*	Rush Enterprises, Inc (Class A)	6,414
200		Sauer-Danfoss, Inc	8,042
4	*	Seaboard Corp	9,041
134		SeaCube Container Leasing Ltd	2,513
919	*	Shaw Group, Inc	40,087
30		SIFCO Industries, Inc	546
533		Simpson Manufacturing Co, Inc	15,254
738		Snap-On, Inc	53,040
1,597	*	Spirit Aerosystems Holdings, Inc (Class A)	35,469
643		SPX Corp	42,059
151		Standex International Corp	6,712
2,154		Stanley Works	164,243
133	*	Sterling Construction Co, Inc	1,327
183		Sun Hydraulics Corp	4,862
130		Sypris Solutions, Inc	928
368		TAL International Group, Inc	12,505
812	*	Taser International, Inc	4,896
466	*	Teledyne Technologies, Inc	29,540
200		Tennant Co	8,564
1,556	*	Terex Corp	35,134
112	e	Textainer Group Holdings Ltd	3,422
3,863		Textron, Inc	101,095
120	*	Thermon Group Holdings	2,999
1,085		Timken Co	40,319
624	e	Titan International, Inc	11,020
282	*	Titan Machinery, Inc	5,719
838		Toro Co	33,336
626	*	TransDigm Group, Inc	88,811
189	*	Trex Co, Inc	6,449
321	*	Trimas Corp	7,739
964		Trinity Industries, Inc	28,891
680		Triumph Group, Inc	42,520

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
100		Twin Disc, Inc	$1,790
1,167	*	United Rentals, Inc	38,173
11,457		United Technologies Corp	896,969
233		Universal Forest Products, Inc	9,679
959		URS Corp	33,862
911	*,e	USG Corp	19,996
282		Valmont Industries, Inc	37,083
200		Vicor Corp	1,334
710		W.W. Grainger, Inc	147,943
1,287	*	Wabash National Corp	9,176
820	*	WABCO Holdings, Inc	47,289
424		Watsco, Inc	32,135
573		Watts Water Technologies, Inc (Class A)	21,677
625	*	WESCO International, Inc	35,750
648		Westinghouse Air Brake Technologies Corp	52,028
70	*	Willis Lease Finance Corp	864
880		Woodward Governor Co	29,902
2,461		Xylem, Inc	61,894

		TOTAL CAPITAL GOODS	16,144,049

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
655		ABM Industries, Inc	12,399
611	*	Acacia Research (Acacia Technologies)	16,748
1,386	*	ACCO Brands Corp	8,995
217		Acorn Energy, Inc	1,936
335		Administaff, Inc	8,452
413	*	Advisory Board Co	19,754
200		American Ecology Corp	4,316
412	*	American Reprographics Co	1,759
200	*	Asset Acceptance Capital Corp	1,492
140		Asta Funding, Inc	1,315
120	*	AT Cross Co	1,196
1,360		Avery Dennison Corp	43,275
97		Barrett Business Services, Inc	2,629
550		Brink’s Co	14,129
297	*	Casella Waste Systems, Inc (Class A)	1,271
854	*,e	CBIZ, Inc	5,141
100		CDI Corp	1,703
90	e	Ceco Environmental Corp	879
676	*,e	Cenveo, Inc	1,548
1,396		Cintas Corp	57,864
652	*	Clean Harbors, Inc	31,850
100	*	Consolidated Graphics, Inc	2,609
1,065	*,e	Coolbrands International, Inc	1,470
1,448	*	Copart, Inc	40,153
451		Corporate Executive Board Co	24,187
1,325		Corrections Corp of America	44,321
73		Courier Corp	892
1,387		Covanta Holding Corp	23,801
167	*	CRA International, Inc	2,886
649		Deluxe Corp	19,833
365	*	Dolan Media Co	1,964
647		Dun & Bradstreet Corp	51,514
281	*	Encore Capital Group, Inc	7,941
904	*	EnergySolutions, Inc	2,468
236	*,e	EnerNOC, Inc	3,063
269		Ennis, Inc	4,414
1,500		Equifax, Inc	69,870
172	*	Exponent, Inc	9,819
148	*	Franklin Covey Co	1,776
571	*	FTI Consulting, Inc	15,234
387		G & K Services, Inc (Class A)	12,117
772		Geo Group, Inc	21,361
191	*	GP Strategies Corp	3,690
825		Healthcare Services Group	18,868
200		Heidrick & Struggles International, Inc	2,548
380	*,e	Heritage-Crystal Clean, Inc	7,543

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
700		Herman Miller, Inc	$13,608
270	*	Hill International, Inc	1,177
567		HNI Corp	14,464
376	*	Hudson Highland Group, Inc	1,677
279	*	Huron Consulting Group, Inc	9,715
209	*	ICF International, Inc	4,201
1,150	*	ICO Global Communications Holdings Ltd	1,299
675	*	IHS, Inc (Class A)	65,711
259	*,e	Innerworkings, Inc	3,372
597		Interface, Inc	7,886
110		Intersections, Inc	1,159
1,938		Iron Mountain, Inc	66,105
343	*	KAR Auction Services, Inc	6,771
300		Kelly Services, Inc (Class A)	3,780
366	*	Kforce, Inc	4,315
300		Kimball International, Inc (Class B)	3,666
546		Knoll, Inc	7,617
500	*	Korn/Ferry International	7,665
1,020		Manpower, Inc	37,536
274		McGrath RentCorp	7,149
802	*	Metalico, Inc	2,053
352		Mine Safety Appliances Co	13,119
172	*	Mistras Group, Inc	3,990
400	*	Mobile Mini, Inc	6,684
105		Multi-Color Corp	2,432
631	*	Navigant Consulting, Inc	6,973
1,545	*	Nielsen Holdings NV	46,319
113		NL Industries, Inc	1,298
817	*,e	Odyssey Marine Exploration, Inc	2,582
549	*	On Assignment, Inc	10,936
2,162	e	Pitney Bowes, Inc	29,879
205	*	Portfolio Recovery Associates, Inc	21,408
313	e	Quad	5,308
2,354	e	R.R. Donnelley & Sons Co	24,952
3,849		Republic Services, Inc	105,886
514		Resources Connection, Inc	6,739
1,798		Robert Half International, Inc	47,881
772		Rollins, Inc	18,057
275	*	RPX Corp	3,083
100		Schawk, Inc (Class A)	1,305
189	*	Standard Parking Corp	4,239
838		Steelcase, Inc (Class A)	8,254
1,080	*	Stericycle, Inc	97,762
460	*	SYKES Enterprises, Inc	6,182
390	*	Team, Inc	12,421
804	*	Tetra Tech, Inc	21,113
159	*	TMS International Corp	1,574
772		Towers Watson & Co	40,955
220	*	TRC Cos, Inc	1,654
550	*	TrueBlue, Inc	8,646
6,165		Tyco International Ltd	346,843
330		Unifirst Corp	22,041
612		United Stationers, Inc	15,924
1,528	*	Verisk Analytics, Inc	72,748
263		Viad Corp	5,486
48		VSE Corp	1,176
80	*	WageWorks, Inc	1,396
1,413		Waste Connections, Inc	42,743
5,946		Waste Management, Inc	190,748

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,164,655

CONSUMER DURABLES & APPAREL - 1.4%
479	e	American Greetings Corp (Class A)	8,047
148	*	Arctic Cat, Inc	6,136
140		Bassett Furniture Industries, Inc	1,743
1,108	*,e	Beazer Homes USA, Inc	3,933

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
150	e	Blyth, Inc	$3,898
1,286		Brunswick Corp	29,102
806	e	Callaway Golf Co	4,949
614	*	Carter’s, Inc	33,058
72	*	Cavco Industries, Inc	3,304
65		Cherokee, Inc	946
271	*	Clarus Corp	2,377
3,648		Coach, Inc	204,361
137	e	Columbia Sportswear Co	7,398
1,444	*	CROCS, Inc	23,407
46		CSS Industries, Inc	945
110		Culp, Inc	1,294
474	*,e	Deckers Outdoor Corp	17,367
67	*	Delta Apparel, Inc	923
3,350		DR Horton, Inc	69,144
279	e	Ethan Allen Interiors, Inc	6,116
1,307	*,e	Fifth & Pacific Cos, Inc	16,703
60		Flexsteel Industries, Inc	1,242
683	*	Fossil, Inc	57,850
1,360	*,e	Garmin Ltd	56,766
205	*	G-III Apparel Group Ltd	7,359
1,240	*	Hanesbrands, Inc	39,531
852		Harman International Industries, Inc	39,328
1,546	e	Hasbro, Inc	59,011
400	*	Helen of Troy Ltd	12,732
140	e	Hooker Furniture Corp	1,819
988	*,e	Hovnanian Enterprises, Inc (Class A)	3,418
870	*	Iconix Brand Group, Inc	15,869
429	*	iRobot Corp	9,764
257		Jakks Pacific, Inc	3,744
971		Jarden Corp	51,308
1,084		Jones Apparel Group, Inc	13,951
919	e	KB Home	13,188
330	*,e	K-Swiss, Inc (Class A)	1,132
628	*	La-Z-Boy, Inc	9,188
636	*	Leapfrog Enterprises, Inc	5,737
1,780		Leggett & Platt, Inc	44,589
1,951	e	Lennar Corp (Class A)	67,836
193	*	Libbey, Inc	3,046
112		Lifetime Brands, Inc	1,334
385	*	M/I Homes, Inc	7,446
300	*	Maidenform Brands, Inc	6,144
4,469		Mattel, Inc	158,560
441		MDC Holdings, Inc	16,983
377	*	Meritage Homes Corp	14,337
1,079	*	Michael Kors Holdings Ltd	57,381
785	*	Mohawk Industries, Inc	62,816
200		Movado Group, Inc	6,744
66		Nacco Industries, Inc (Class A)	8,277
3,613		Newell Rubbermaid, Inc	68,972
4,577		Nike, Inc (Class B)	434,403
64	*	NVR, Inc	54,048
200		Oxford Industries, Inc	11,290
161	*	Perry Ellis International, Inc	3,550
823		Phillips-Van Heusen Corp	77,132
804		Polaris Industries, Inc	65,019
567		Pool Corp	23,576
4,337	*	Pulte Homes, Inc	67,223
1,598	*	Quiksilver, Inc	5,305
770		Ralph Lauren Corp	116,447
101		RG Barry Corp	1,489
506		Ryland Group, Inc	15,180
1,213	*,e	Sealy Corp	2,644
403	*	Skechers U.S.A., Inc (Class A)	8,221
208	*,e	Skullcandy, Inc	2,860
635	*	Smith & Wesson Holding Corp	6,991
1,250	*,e	Standard-Pacific Corp	8,450

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
100	*	Steinway Musical Instruments, Inc	$2,436
501	*	Steven Madden Ltd	21,904
228	e	Sturm Ruger & Co, Inc	11,284
875	*	Tempur-Pedic International, Inc	26,154
1,801	*	Toll Brothers, Inc	59,847
304		True Religion Apparel, Inc	6,484
271	*,e	Tumi Holdings, Inc	6,379
709		Tupperware Corp	37,995
1,004	*,e	Under Armour, Inc (Class A)	56,053
340	*	Unifi, Inc	4,359
166	*	Universal Electronics, Inc	2,918
246	*,e	Vera Bradley, Inc	5,867
1,115		VF Corp	177,686
515	*	Warnaco Group, Inc	26,728
60		Weyco Group, Inc	1,461
946		Whirlpool Corp	78,433
600		Wolverine World Wide, Inc	26,622
247	*,e	Zagg, Inc	2,107

		TOTAL CONSUMER DURABLES & APPAREL	2,831,098

CONSUMER SERVICES - 2.2%
306	*	AFC Enterprises	7,528
224	*,e	American Public Education, Inc	8,160
660		Ameristar Casinos, Inc	11,748
1,296	*	Apollo Group, Inc (Class A)	37,649
159	*	Ascent Media Corp (Series A)	8,588
701	*	Bally Technologies, Inc	34,622
298	*	BJ’s Restaurants, Inc	13,514
226	*	Bloomin' Brands, Inc	3,718
180	*	Bluegreen Corp	1,130
379		Bob Evans Farms, Inc	14,830
704	*,e	Boyd Gaming Corp	4,970
141	*	Bravo Brio Restaurant Group, Inc	2,052
234	*,e	Bridgepoint Education, Inc	2,375
1,103		Brinker International, Inc	38,936
218	*	Buffalo Wild Wings, Inc	18,691
540	*,e	Caesars Entertainment Corp	3,672
202	*	Capella Education Co	7,082
812	*	Career Education Corp	3,061
267	*	Caribou Coffee Co, Inc	3,666
5,280		Carnival Corp	192,403
200		Carriage Services, Inc	1,934
288		CBRL Group, Inc	19,328
272		CEC Entertainment, Inc	8,193
746		Cheesecake Factory	26,669
409	*	Chipotle Mexican Grill, Inc (Class A)	129,874
370		Choice Hotels International, Inc	11,836
155		Churchill Downs, Inc	9,722
84	*	Chuy’s Holdings, Inc	2,060
397	*,e	Coinstar, Inc	17,857
70		Collectors Universe	982
1,059	*,e	Corinthian Colleges, Inc	2,520
1,651		Darden Restaurants, Inc	92,043
949	*	Denny’s Corp	4,603
854	e	DeVry, Inc	19,437
223	*	DineEquity, Inc	12,488
767		Domino’s Pizza, Inc	28,916
1,035	e	Dunkin Brands Group, Inc	30,217
519	*,e	Education Management Corp	1,614
200	*	Fiesta Restaurant Group, Inc	3,174
40		Frisch’s Restaurants, Inc	794
505	*	Grand Canyon Education, Inc	11,883
3,828		H&R Block, Inc	66,339
1,071		Hillenbrand, Inc	19,481
540	*	Hyatt Hotels Corp	21,681
80	*	Ignite Restaurant Group, Inc	1,115

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
3,723		International Game Technology	$48,734
548		International Speedway Corp (Class A)	15,547
474		Interval Leisure Group, Inc	8,973
244	*	Isle of Capri Casinos, Inc	1,696
351	*,e	ITT Educational Services, Inc	11,313
678	*	Jack in the Box, Inc	19,059
738	*	Jamba, Inc	1,646
310	*,e	K12, Inc	6,262
587	*	Krispy Kreme Doughnuts, Inc	4,655
4,967		Las Vegas Sands Corp	230,320
545	*	Life Time Fitness, Inc	24,928
288		Lincoln Educational Services Corp	1,210
140		Mac-Gray Corp	1,877
200		Marcus Corp	2,220
3,228		Marriott International, Inc (Class A)	126,215
345	*	Marriott Vacations Worldwide Corp	12,427
367		Matthews International Corp (Class A)	10,944
12,905		McDonald’s Corp	1,184,034
5,009	*	MGM Mirage	53,847
200	*	Monarch Casino & Resort, Inc	1,742
510	*	Morgans Hotel Group Co	3,274
290	*	MTR Gaming Group, Inc	1,221
322	*	Multimedia Games, Inc	5,065
30	*	Nathan’s Famous, Inc	944
1,101	*	Orient-Express Hotels Ltd (Class A)	9,799
360	*	Panera Bread Co (Class A)	61,520
263	*	Papa John’s International, Inc	14,047
149	*,e	Peet’s Coffee & Tea, Inc	10,928
861	*	Penn National Gaming, Inc	37,109
793	*	Pinnacle Entertainment, Inc	9,714
330	*	Premier Exhibitions, Inc	782
150	*	Red Robin Gourmet Burgers, Inc	4,884
674		Regis Corp	12,388
1,926		Royal Caribbean Cruises Ltd	58,184
779	*	Ruby Tuesday, Inc	5,648
200	*	Ruth’s Chris Steak House, Inc	1,274
424	*	Ryman Hospitality Properties	16,761
774	*	Scientific Games Corp (Class A)	6,401
2,758		Service Corp International	37,123
646	*	Shuffle Master, Inc	10,213
538		Six Flags Entertainment Corp	31,634
729	*	Sonic Corp	7,487
810		Sotheby’s (Class A)	25,515
164		Speedway Motorsports, Inc	2,526
9,503		Starbucks Corp	482,277
2,477		Starwood Hotels & Resorts Worldwide, Inc	143,567
20	*	Steak N Shake Co	7,301
185	*	Steiner Leisure Ltd	8,612
1,142		Stewart Enterprises, Inc (Class A)	9,587
171	e	Strayer Education, Inc	11,004
687		Texas Roadhouse, Inc (Class A)	11,748
250	*	Town Sports International Holdings, Inc	3,092
228		Universal Technical Institute, Inc	3,124
437		Vail Resorts, Inc	25,193
356	e	Weight Watchers International, Inc	18,797
3,949		Wendy’s	17,968
698	*	WMS Industries, Inc	11,433
1,852		Wyndham Worldwide Corp	97,193
1,012		Wynn Resorts Ltd	116,825
5,847		Yum! Brands, Inc	387,890

		TOTAL CONSUMER SERVICES	4,460,856

DIVERSIFIED FINANCIALS - 5.6%
647	*	Affiliated Managers Group, Inc	79,581
4,393	*	American Capital Ltd	49,817
12,716		American Express Co	723,032

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
2,781		Ameriprise Financial, Inc	$157,655
2,330		Apollo Investment Corp	18,337
2,886		Ares Capital Corp	49,466
341		Artio Global Investors, Inc	1,016
138,022		Bank of America Corp	1,218,734
15,145		Bank of New York Mellon Corp	342,580
1,263		BGC Partners, Inc (Class A)	6,189
942		BlackRock Kelso Capital Corp	9,156
1,617		BlackRock, Inc	288,311
200		Calamos Asset Management, Inc (Class A)	2,328
7,157		Capital One Financial Corp	408,021
47		Capital Southwest Corp	5,262
400		Cash America International, Inc	15,428
1,112		CBOE Holdings, Inc	32,715
14,687		Charles Schwab Corp	187,847
37,519		Citigroup, Inc	1,227,622
4,205		CME Group, Inc	240,946
207	e	Cohen & Steers, Inc	6,131
888	*	Cowen Group, Inc	2,398
98	*	Credit Acceptance Corp	8,380
22		Diamond Hill Investment Group, Inc	1,687
7,134		Discover Financial Services	283,434
586	*	Dollar Financial Corp	10,050
332		Duff & Phelps Corp	4,519
3,622	*	E*Trade Financial Corp	31,910
1,406		Eaton Vance Corp	40,718
160		Epoch Holding Corp	3,696
364		Evercore Partners, Inc (Class A)	9,828
545	*	Ezcorp, Inc (Class A)	12,497
653	*	FBR Capital Markets Corp	2,018
1,409	e	Federated Investors, Inc (Class B)	29,152
149		Fidus Investment Corp	2,488
1,049	*,e	Fifth Street Finance Corp	11,518
587	*,e	Financial Engines, Inc	13,988
363	*	First Cash Financial Services, Inc	16,702
641	*,e	First Marblehead Corp	673
110	*	Firsthand Technology Value Fund, Inc	1,918
1,873		Franklin Resources, Inc	234,256
80		Friedman Billings Ramsey Group, Inc (Class A)	1,909
215		FXCM, Inc	2,053
69		GAMCO Investors, Inc (Class A)	3,433
704		GFI Group, Inc	2,239
239		Gladstone Capital Corp	2,091
252		Gladstone Investment Corp	1,971
6,284		Goldman Sachs Group, Inc	714,365
92	e	Golub Capital BDC, Inc	1,463
276	*,e	Green Dot Corp	3,375
354	e	Greenhill & Co, Inc	18,319
240	*,e	GSV Capital Corp	2,071
322	*	Harris & Harris Group, Inc	1,220
635		Hercules Technology Growth Capital, Inc	6,991
409	*	HFF, Inc (Class A)	6,094
80		Horizon Technology Finance Corp	1,293
441		Interactive Brokers Group, Inc (Class A)	6,183
960	*	IntercontinentalExchange, Inc	128,074
153	*	International Assets Holding Corp	2,916
405	*	Internet Capital Group, Inc	4,115
5,831		Invesco Ltd	145,717
524	*	Investment Technology Group, Inc	4,559
8,200		iShares Russell 3000 Index Fund	695,770
2,289		Janus Capital Group, Inc	21,608
1,790		Jefferies Group, Inc	24,505
173		JMP Group, Inc	950
48,372		JPMorgan Chase & Co	1,958,099
422		KBW, Inc	6,950
240	e	KCAP Financial, Inc	2,222
700	*	Knight Capital Group, Inc (Class A)	1,876

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,144	*,e	Ladenburg Thalmann Financial Services, Inc	$1,510
1,450		Lazard Ltd (Class A)	42,383
1,857		Legg Mason, Inc	45,831
2,510		Leucadia National Corp	57,102
641		LPL Financial Holdings, Inc	18,294
250	e	Main Street Capital Corp	7,377
175		Manning & Napier, Inc	2,133
463		MarketAxess Holdings, Inc	14,631
102		Marlin Business Services Corp	2,163
778		MCG Capital Corp	3,587
175		Medallion Financial Corp	2,067
212		Medley Capital Corp	2,983
110		MicroFinancial, Inc	1,006
2,471		Moody’s Corp	109,144
19,595		Morgan Stanley	328,020
1,492	*	MSCI, Inc (Class A)	53,399
407		MVC Capital, Inc	5,210
1,637		Nasdaq Stock Market, Inc	38,134
320		Nelnet, Inc (Class A)	7,597
370	*,e	Netspend Holdings, Inc	3,637
175		New Mountain Finance Corp	2,593
341	*	NewStar Financial, Inc	4,089
300		NGP Capital Resources Co	2,238
120	e	Nicholas Financial, Inc	1,549
2,796		Northern Trust Corp	129,776
3,295		NYSE Euronext	81,222
116		Oppenheimer Holdings, Inc	1,850
725	e	PennantPark Investment Corp	7,692
639	*	PHH Corp	13,004
272	*	Pico Holdings, Inc	6,207
236	*	Piper Jaffray Cos	6,006
1,541	e	Prospect Capital Corp	17,752
90		Pzena Investment Management, Inc (Class A)	469
1,443		Raymond James Financial, Inc	52,886
60	*,e	Regional Management Corp	1,035
150		Resource America, Inc (Class A)	1,026
219	*	Safeguard Scientifics, Inc	3,436
1,802		SEI Investments Co	38,653
6,277		SLM Corp	98,674
456		Solar Capital Ltd	10,452
125		Solar Senior Capital Ltd	2,239
6,327		State Street Corp	265,481
676	*	Stifel Financial Corp	22,714
289	*	SWS Group, Inc	1,766
3,354		T Rowe Price Group, Inc	212,308
70		TCP Capital Corp	1,117
3,277		TD Ameritrade Holding Corp	50,367
104		THL Credit, Inc	1,459
330		TICC Capital Corp	3,432
517	e	Triangle Capital Corp	13,266
56	*	Virtus Investment Partners, Inc	4,816
1,037		Waddell & Reed Financial, Inc (Class A)	33,982
288		Walter Investment Management Corp	10,659
61		Westwood Holdings Group, Inc	2,380
748	*	WisdomTree Investments, Inc	5,012
199	*,e	World Acceptance Corp	13,423

		TOTAL DIVERSIFIED FINANCIALS	11,435,673

ENERGY - 10.1%
2,642	*,e	Abraxas Petroleum Corp	6,077
30		Adams Resources & Energy, Inc	915
142		Alon USA Energy, Inc	1,945
2,853	*	Alpha Natural Resources, Inc	18,744
218	*,e	Amyris Biotechnologies, Inc	750
6,322		Anadarko Petroleum Corp	442,034
4,964		Apache Corp	429,237

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
180	e	APCO Argentina, Inc	$2,896
503	*,e	Approach Resources, Inc	15,155
2,629	e	Arch Coal, Inc	16,642
675	*	Atwood Oceanics, Inc	30,679
5,569		Baker Hughes, Inc	251,886
369	*,e	Basic Energy Services, Inc	4,140
617		Berry Petroleum Co (Class A)	25,069
553	*	Bill Barrett Corp	13,698
110		Bolt Technology Corp	1,582
340	*	Bonanza Creek Energy, Inc	8,010
1,271	*	BPZ Energy, Inc	3,635
433		Bristow Group, Inc	21,888
564	*,e	C&J Energy Services, Inc	11,224
2,580		Cabot Oil & Gas Corp	115,842
1,143	*	Cal Dive International, Inc	1,749
354	*	Callon Petroleum Co	2,177
3,069	*	Cameron International Corp	172,079
235	e	CARBO Ceramics, Inc	14,786
483	*	Carrizo Oil & Gas, Inc	12,080
2,370	*	Cheniere Energy, Inc	36,853
8,437	e	Chesapeake Energy Corp	159,206
25,282		Chevron Corp	2,946,870
1,064		Cimarex Energy Co	62,297
90	*	Clayton Williams Energy, Inc	4,670
839	*,e	Clean Energy Fuels Corp	11,050
755	*	Cloud Peak Energy, Inc	13,665
2,316	*	Cobalt International Energy, Inc	51,577
599	*	Comstock Resources, Inc	11,010
1,328	*	Concho Resources, Inc	125,828
16,057		ConocoPhillips	918,139
2,890		Consol Energy, Inc	86,844
151	*	Contango Oil & Gas Co	7,420
495	*	Continental Resources, Inc	38,065
90	*	CREDO Petroleum Corp	1,304
456		Crosstex Energy, Inc	6,398
212	*	CVR Energy, Inc	7,791
1,093	*	CVR Energy, Inc (Contingent value right)	7,378
80	*	Dawson Geophysical Co	2,021
213		Delek US Holdings, Inc	5,429
4,935	*	Denbury Resources, Inc	79,750
5,153	*	Devon Energy Corp	311,757
939	e	Diamond Offshore Drilling, Inc	61,796
994	*	Dresser-Rand Group, Inc	54,779
510	*	Dril-Quip, Inc	36,659
580	*,e	Emerald Oil, Inc	481
780	*,e	Endeavour International Corp	7,543
915		Energen Corp	47,955
938		Energy XXI Bermuda Ltd	32,783
3,401		EOG Resources, Inc	381,082
354	*	EPL Oil & Gas, Inc	7,183
1,668		Equitable Resources, Inc	98,412
1,767	e	EXCO Resources, Inc	14,154
747	*	Exterran Holdings, Inc	15,149
59,739	d	Exxon Mobil Corp	5,463,132
3,113	*	FMC Technologies, Inc	144,132
190	*	Forbes Energy Services Ltd	665
1,348	*,e	Forest Oil Corp	11,391
284	*	Forum Energy Technologies, Inc	6,907
743	e	Frontline Ltd	2,853
386	*	FX Energy, Inc	2,880
291	*	GasLog Ltd	3,370
1,809	*	Gastar Exploration Ltd	3,003
82	*	Geospace Technologies Corp	10,038
690	*	Global Geophysical Services, Inc	3,802
551	e	Golar LNG Ltd	21,263
321	*,e	Goodrich Petroleum Corp	4,057
143	*,e	Green Plains Renewable Energy, Inc	838

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
190		Gulf Island Fabrication, Inc	$5,295
287	*	Gulfmark Offshore, Inc	9,482
710	*	Gulfport Energy Corp	22,195
1,633	*	Halcon Resources Corp	11,970
11,722		Halliburton Co	394,914
978	*,e	Harvest Natural Resources, Inc	8,724
1,688	*,e	Heckmann Corp	7,090
1,341	*	Helix Energy Solutions Group, Inc	24,500
1,186		Helmerich & Payne, Inc	56,465
1,501	*	Hercules Offshore, Inc	7,325
3,861		Hess Corp	207,413
2,628		Holly Corp	108,458
441	*	Hornbeck Offshore Services, Inc	16,163
1,704	*	ION Geophysical Corp	11,826
13	*	Isramco, Inc	1,508
1,861	*	Key Energy Services, Inc	13,027
6,205		Kinder Morgan, Inc	220,402
134	*,e	KiOR, Inc (Class A)	1,246
185	e	Knightsbridge Tankers Ltd	1,212
3,714	*	Kodiak Oil & Gas Corp	34,763
890	*	Kosmos Energy LLC	10,137
300	*	Laredo Petroleum Holdings, Inc	6,594
400		Lufkin Industries, Inc	21,528
1,790	*,e	Magnum Hunter Resources Corp	7,948
8,885		Marathon Oil Corp	262,729
4,379		Marathon Petroleum Corp	239,050
177	*	Matador Resources Co	1,839
440	*	Matrix Service Co	4,651
2,913	*	McDermott International, Inc	35,597
1,294	*,e	McMoRan Exploration Co	15,204
310	*	Midstates Petroleum Co, Inc	2,681
1,226	*,e	Miller Petroleum, Inc	6,167
120	*	Mitcham Industries, Inc	1,912
2,424		Murphy Oil Corp	130,145
3,568	*	Nabors Industries Ltd	50,059
5,376		National Oilwell Varco, Inc	430,671
136	*	Natural Gas Services Group, Inc	2,033
1,672	*	Newfield Exploration Co	52,367
1,250	*	Newpark Resources, Inc	9,262
2,265		Noble Energy, Inc	209,988
562	e	Nordic American Tanker Shipping	5,665
746	*	Northern Oil And Gas, Inc	12,675
1,014	*	Oasis Petroleum, Inc	29,883
10,329		Occidental Petroleum Corp	888,914
1,376		Oceaneering International, Inc	76,024
637	*	Oil States International, Inc	50,616
443	e	Overseas Shipholding Group, Inc	2,924
85		Panhandle Oil and Gas, Inc (Class A)	2,607
1,722	*	Parker Drilling Co	7,284
1,923		Patterson-UTI Energy, Inc	30,460
403	*	PDC Energy, Inc	12,747
3,457		Peabody Energy Corp	77,057
551		Penn Virginia Corp	3,416
815	*,e	Petroquest Energy, Inc	5,469
149	*	PHI, Inc	4,688
7,943		Phillips 66	368,317
568	*	Pioneer Energy Services Corp	4,425
1,562		Pioneer Natural Resources Co	163,073
1,637	*	Plains Exploration & Production Co	61,338
2,264		Questar Market Resources, Inc	71,678
1,420	*,e	Quicksilver Resources, Inc	5,808
2,070		Range Resources Corp	144,631
2,606	*	Rentech, Inc	6,411
460	*,e	Resolute Energy Corp	4,080
494	*	Rex Energy Corp	6,595
92	*	Rex Stores Corp	1,657
160	*	RigNet, Inc	2,960

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
657	*	Rosetta Resources, Inc	$31,470
1,533	*	Rowan Cos PLC	51,769
757	e	RPC, Inc	9,001
151	*,e	Sanchez Energy Corp	3,085
6,213	*,e	SandRidge Energy, Inc	43,305
230	*,e	Saratoga Resources, Inc	1,260
17,132		Schlumberger Ltd	1,239,158
156	*	Scorpio Tankers, Inc	936
272		SEACOR Holdings, Inc	22,674
517	*	SemGroup Corp	19,051
482		Ship Finance International Ltd	7,577
413	*,e	Solazyme, Inc	4,741
4,435	*	Southwestern Energy Co	154,249
8,242		Spectra Energy Corp	241,985
844		St. Mary Land & Exploration Co	45,669
626	*	Stone Energy Corp	15,725
1,329		Sunoco, Inc	62,237
2,001	*	Superior Energy Services	41,061
514	*	Swift Energy Co	10,732
500	*	Synergy Resources Corp	2,085
367		Targa Resources Investments, Inc	18,475
480		Teekay Corp	14,976
800	e	Teekay Tankers Ltd (Class A)	2,992
364	*	Tesco Corp	3,888
1,783		Tesoro Corp	74,708
974	*	Tetra Technologies, Inc	5,893
182	*	TGC Industries, Inc	1,310
645		Tidewater, Inc	31,302
522	*	Triangle Petroleum Corp	3,738
1,944	*,e	Ultra Petroleum Corp	42,729
300	*	Union Drilling, Inc	1,947
615	*	Unit Corp	25,522
4,023	*,e	Uranerz Energy Corp	6,557
1,254	*,e	Uranium Energy Corp	3,273
621	*	Vaalco Energy, Inc	5,310
7,017		Valero Energy Corp	222,299
5,036	*	Vantage Drilling Co	9,266
231	*	Venoco, Inc	2,744
414		W&T Offshore, Inc	7,775
580	*	Warren Resources, Inc	1,763
925		Western Refining, Inc	24,217
125	*,e	Westmoreland Coal Co	1,241
1,492	*	Whiting Petroleum Corp	70,691
1,032	*	Willbros Group, Inc	5,542
7,843		Williams Cos, Inc	274,270
874		World Fuel Services Corp	31,123
2,447	*	WPX Energy, Inc	40,596
320	*,e	ZaZa Energy Corp	950

		TOTAL ENERGY	20,615,357

FOOD & STAPLES RETAILING - 2.1%
207		Andersons, Inc	7,796
15		Arden Group, Inc (Class A)	1,455
496		Casey’s General Stores, Inc	28,341
300	*	Chefs’ Warehouse Holdings, Inc	4,914
5,501		Costco Wholesale Corp	550,788
16,272		CVS Corp	787,890
350	*	Fresh Market, Inc	20,993
610		Harris Teeter Supermarkets, Inc	23,692
100		Ingles Markets, Inc (Class A)	1,635
7,124		Kroger Co	167,699
180		Nash Finch Co	3,676
95	*	Natural Grocers by Vitamin C	2,120
248	*	Pantry, Inc	3,608
231		Pricesmart, Inc	17,491
8,671	*	Rite Aid Corp	10,145
245	e	Roundy’s, Inc	1,482

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
3,058	e	Safeway, Inc	$49,203
217		Spartan Stores, Inc	3,322
2,554	e	Supervalu, Inc	6,155
91	*	Susser Holdings Corp	3,291
7,439		Sysco Corp	232,618
668	*	United Natural Foods, Inc	39,045
77		Village Super Market (Class A)	2,831
10,956		Walgreen Co	399,237
21,861		Wal-Mart Stores, Inc	1,613,342
133		Weis Markets, Inc	5,630
2,212		Whole Foods Market, Inc	215,449

		TOTAL FOOD & STAPLES RETAILING	4,203,848

FOOD, BEVERAGE & TOBACCO - 5.2%
100		Alico, Inc	3,123
1,062	*	Alliance One International, Inc	3,430
26,452		Altria Group, Inc	883,232
62	*	Annie’s, Inc	2,780
8,364		Archer Daniels Midland Co	227,334
571		B&G Foods, Inc (Class A)	17,307
1,997		Beam, Inc	114,907
100	*,e	Boston Beer Co, Inc (Class A)	11,197
1,968		Brown-Forman Corp (Class B)	128,412
1,858		Bunge Ltd	124,579
125	e	Calavo Growers, Inc	3,125
200		Cal-Maine Foods, Inc	8,988
2,360		Campbell Soup Co	82,175
841	*	Central European Distribution Corp	2,397
536	*	Chiquita Brands International, Inc	4,095
77		Coca-Cola Bottling Co Consolidated	5,244
49,330		Coca-Cola Co	1,871,087
3,894		Coca-Cola Enterprises, Inc	121,765
5,228		ConAgra Foods, Inc	144,241
2,127	*	Constellation Brands, Inc (Class A)	68,808
1,454	*	Darling International, Inc	26,594
2,340	*	Dean Foods Co	38,259
262	e	Diamond Foods, Inc	4,931
433	*,e	Dole Food Co, Inc	6,075
2,800		Dr Pepper Snapple Group, Inc	124,684
200	*	Farmer Bros Co	1,902
1,420		Flowers Foods, Inc	28,656
476		Fresh Del Monte Produce, Inc	12,186
8,222		General Mills, Inc	327,647
1,751	*,e	Green Mountain Coffee Roasters, Inc	41,586
38		Griffin Land & Nurseries, Inc (Class A)	1,282
4,098		H.J. Heinz Co	229,283
490	*	Hain Celestial Group, Inc	30,870
1,934		Hershey Co	137,101
1,478		Hillshire Brands Co	39,581
1,898		Hormel Foods Corp	55,498
949		Ingredion, Inc	52,347
170	*	Inventure Foods, Inc	967
192		J&J Snack Foods Corp	11,007
1,442		J.M. Smucker Co	124,488
100	*	John B. Sanfilippo & Son, Inc	1,302
3,183		Kellogg Co	164,434
22,708		Kraft Foods, Inc (Class A)	938,976
260		Lancaster Colony Corp	19,045
591		Lance, Inc	14,775
101	e	Limoneira Co	1,861
1,657		Lorillard, Inc	192,958
1,734		McCormick & Co, Inc	107,577
2,588		Mead Johnson Nutrition Co	189,649
1,628		Molson Coors Brewing Co (Class B)	73,341
1,789	*	Monster Beverage Corp	96,892
129		National Beverage Corp	1,956
245	*	Omega Protein Corp	1,681

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
19,860		PepsiCo, Inc	$1,405,492
21,659		Philip Morris International, Inc	1,948,010
707	*,e	Pilgrim’s Pride Corp	3,613
375	*	Post Holdings, Inc	11,273
751	*	Ralcorp Holdings, Inc	54,823
4,216		Reynolds American, Inc	182,721
272		Sanderson Farms, Inc	12,069
77	*	Seneca Foods Corp	2,299
718	*	Smart Balance, Inc	8,673
2,062	*	Smithfield Foods, Inc	40,518
1,834	*,e	Star Scientific, Inc	6,346
215	*,e	Synutra International, Inc	993
401	e	Tootsie Roll Industries, Inc	10,819
511	*	TreeHouse Foods, Inc	26,827
3,645		Tyson Foods, Inc (Class A)	58,393
302	e	Universal Corp	15,378
837	e	Vector Group Ltd	13,883
150	*	Westway Group, Inc	928

		TOTAL FOOD, BEVERAGE & TOBACCO	10,730,675

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
247	*	Abaxis, Inc	8,872
400	*,e	Abiomed, Inc	8,396
290	*	Acadia Healthcare Co, Inc	6,916
716	*	Accretive Health, Inc	7,991
682	*	Accuray, Inc	4,829
4,440		Aetna, Inc	175,824
163	*	Air Methods Corp	19,457
910	*	Align Technology, Inc	33,643
2,366	*	Allscripts Healthcare Solutions, Inc	29,409
72	*	Almost Family, Inc	1,532
620	*	Alphatec Holdings, Inc	1,023
341	*	Amedisys, Inc	4,709
708	*	Amerigroup Corp	64,732
3,356		AmerisourceBergen Corp	129,911
357	*	AMN Healthcare Services, Inc	3,591
451	*	Amsurg Corp	12,799
150		Analogic Corp	11,725
275	*	Angiodynamics, Inc	3,355
148	*	Anika Therapeutics, Inc	2,223
844	*,e	Antares Pharma, Inc	3,680
325	*	Arthrocare Corp	10,530
264		Assisted Living Concepts, Inc (A Shares)	2,014
454	*,e	athenahealth, Inc	41,664
170	*	AtriCure, Inc	1,265
18		Atrion Corp	3,987
1,100		Bard (C.R.), Inc	115,115
7,088		Baxter International, Inc	427,123
2,587		Becton Dickinson & Co	203,235
412	*,e	Bio-Reference Labs, Inc	11,775
496	*	BioScrip, Inc	4,519
18,203	*	Boston Scientific Corp	104,485
1,200	*	Brookdale Senior Living, Inc	27,864
219		Cantel Medical Corp	5,931
236	*	Capital Senior Living Corp	3,415
4,480		Cardinal Health, Inc	174,586
160	*,e	Cardiovascular Systems, Inc	1,850
2,778	*	CareFusion Corp	78,867
1,244	*	Catamaran Corp	121,875
593	*	Centene Corp	22,184
1,840	*	Cerner Corp	142,434
449	*,e	Cerus Corp	1,527
281		Chemed Corp	19,470
128	*	Chindex International, Inc	1,322
3,627		Cigna Corp	171,086
1,183	*	Community Health Systems, Inc	34,473
185		Computer Programs & Systems, Inc	10,277

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
342	*	Conceptus, Inc	$6,946
450		Conmed Corp	12,825
602		Cooper Cos, Inc	56,865
90	*	Corvel Corp	4,027
1,774		Coventry Health Care, Inc	73,958
6,124		Covidien plc	363,888
296	*	Cross Country Healthcare, Inc	1,397
253		CryoLife, Inc	1,700
327	*	Cyberonics, Inc	17,141
85	*	Cynosure, Inc (Class A)	2,242
1,187	*	DaVita, Inc	122,985
1,806		Dentsply International, Inc	68,881
120	*,e	Derma Sciences, Inc	1,246
874	*	DexCom, Inc	13,136
1,486	*	Edwards Lifesciences Corp	159,552
280	*	Emeritus Corp	5,863
697	*	Endologix, Inc	9,633
270		Ensign Group, Inc	8,263
320	*,e	EnteroMedics, Inc	1,168
228	*	ePocrates, Inc	2,656
78	*	Exactech, Inc	1,391
338	*	EXamWorks, Inc	5,043
10,543	*	Express Scripts Holding Co	660,730
374	*	Five Star Quality Care, Inc	1,911
456	*	Gentiva Health Services, Inc	5,162
269	*	Greatbatch, Inc	6,545
360	*	Haemonetics Corp	28,872
414	*	Hanger Orthopedic Group, Inc	11,811
191	*,e	Hansen Medical, Inc	372
1,845		HCA Holdings, Inc	61,346
3,008	*	Health Management Associates, Inc (Class A)	25,237
1,131	*	Health Net, Inc	25,459
1,191	*	Healthsouth Corp	28,655
190	*	HealthStream, Inc	5,407
402	*	Healthways, Inc	4,707
180	*,e	HeartWare International, Inc	17,008
1,218	*	Henry Schein, Inc	96,551
836		Hill-Rom Holdings, Inc	24,294
1,092	*	HMS Holdings Corp	36,506
3,358	*	Hologic, Inc	67,966
2,092		Humana, Inc	$146,754
154	*	ICU Medical, Inc	9,314
720	*	Idexx Laboratories, Inc	71,532
573	*	Insulet Corp	12,365
289	*	Integra LifeSciences Holdings Corp	11,878
523	*	Intuitive Surgical, Inc	259,214
316		Invacare Corp	4,468
1,041	*	Inverness Medical Innovations, Inc	20,289
220	*	IPC The Hospitalist Co, Inc	10,054
205	*	IRIS International, Inc	4,002
613	*	Kindred Healthcare, Inc	6,976
1,245	*	Laboratory Corp of America Holdings	115,125
174		Landauer, Inc	10,391
267	*	LHC Group, Inc	4,931
654	*	LifePoint Hospitals, Inc	27,978
405	*	Magellan Health Services, Inc	20,902
397	*,e	MAKO Surgical Corp	6,912
611		Masimo Corp	14,774
3,008		McKesson Corp	258,778
746	*	MedAssets, Inc	13,279
231	*	Medidata Solutions, Inc	9,586
50	*	Mediware Information Systems	1,095
13,616		Medtronic, Inc	587,122
1,254	*,e	Merge Healthcare, Inc	4,803
489	e	Meridian Bioscience, Inc	9,379
538	*	Merit Medical Systems, Inc	8,032
493	*	Metropolitan Health Networks, Inc	4,605

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
349	*	Molina Healthcare, Inc	$8,777
161	*	MWI Veterinary Supply, Inc	17,175
100		National Healthcare Corp	4,774
316	*	Natus Medical, Inc	4,130
301	*	Neogen Corp	12,853
1,084	*,e	Neoprobe Corp	2,981
472	*	NuVasive, Inc	10,814
742	*	NxStage Medical, Inc	9,802
1,451		Omnicare, Inc	49,290
387	*	Omnicell, Inc	5,379
609	*	OraSure Technologies, Inc	6,772
239	*	Orthofix International NV	10,695
864		Owens & Minor, Inc	25,816
200	*	Palomar Medical Technologies, Inc	1,888
1,289		Patterson Cos, Inc	44,135
130	*	PDI, Inc	1,036
598	*	Pediatrix Medical Group, Inc	44,521
373	*	PharMerica Corp	4,722
164	*,e	PhotoMedex, Inc	2,306
97	*	Providence Service Corp	1,260
731	*	PSS World Medical, Inc	16,652
452		Quality Systems, Inc	8,385
1,981		Quest Diagnostics, Inc	125,655
333	*,e	Quidel Corp	6,304
1,903		Resmed, Inc	77,014
130	*	Rochester Medical Corp	1,535
198	*,e	Rockwell Medical Technologies, Inc	1,618
611	*	RTI Biologics, Inc	2,548
599	*	Select Medical Holdings Corp	6,727
694	*	Sirona Dental Systems, Inc	39,530
246	*	Skilled Healthcare Group, Inc (Class A)	1,582
685	*	Solta Medical, Inc	2,151
330	*	Spectranetics Corp	4,867
4,018		St. Jude Medical, Inc	169,278
407	*	Staar Surgical Co	3,077
745		STERIS Corp	26,425
4,025		Stryker Corp	224,032
199	*	Sun Healthcare Group, Inc	1,685
1,257	*	Sunrise Senior Living, Inc	17,937
147	*	SurModics, Inc	2,972
376	*	Symmetry Medical, Inc	3,719
332	*	Team Health Holdings, Inc	9,007
519		Teleflex, Inc	35,728
5,447	*	Tenet Healthcare Corp	34,153
748	*	Thoratec Corp	25,881
128	*	Tornier BV	2,426
246	*	Triple-S Management Corp (Class B)	5,141
584	*,e	Unilife Corp	1,822
13,259		UnitedHealth Group, Inc	734,681
417		Universal American Corp	3,853
1,112		Universal Health Services, Inc (Class B)	50,852
133		US Physical Therapy, Inc	3,675
40		Utah Medical Products, Inc	1,360
376	*	Vanguard Health Systems, Inc	4,651
1,463	*	Varian Medical Systems, Inc	88,248
200	*	Vascular Solutions, Inc	2,962
1,033	*	VCA Antech, Inc	20,381
84	*,e	Vocera Communications, Inc	2,596
677	*	Volcano Corp	19,342
530	*	WellCare Health Plans, Inc	29,972
4,202		WellPoint, Inc	243,758
397		West Pharmaceutical Services, Inc	21,069
456	*,e	Wright Medical Group, Inc	10,082
68		Young Innovations, Inc	2,659
2,255		Zimmer Holdings, Inc	152,483

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	8,500,974

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
5,392		Avon Products, Inc	$86,002
798	*	Central Garden and Pet Co (Class A)	9,640
1,786		Church & Dwight Co, Inc	96,426
1,657		Clorox Co	119,387
6,059		Colgate-Palmolive Co	649,646
350	*	Elizabeth Arden, Inc	16,534
830		Energizer Holdings, Inc	61,926
2,834		Estee Lauder Cos (Class A)	174,489
204		Female Health Co	1,459
532	*	Harbinger Group, Inc	4,485
1,488		Herbalife Ltd	70,531
140		Inter Parfums, Inc	2,562
4,980		Kimberly-Clark Corp	427,184
152	*	Medifast, Inc	3,975
140	e	Nature’s Sunshine Products, Inc	2,288
679	e	Nu Skin Enterprises, Inc (Class A)	26,366
127	*	Nutraceutical International Corp	2,002
63		Oil-Dri Corp of America	1,458
70		Orchids Paper Products Co	1,263
621	*	Prestige Brands Holdings, Inc	10,532
34,971		Procter & Gamble Co	2,425,589
238	*	Revlon, Inc (Class A)	3,675
170	*	Schiff Nutrition International, Inc	4,112
291	*	Spectrum Brands, Inc	11,643
92	*,e	USANA Health Sciences, Inc	4,275
314		WD-40 Co	16,529

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	4,233,978

INSURANCE - 3.7%
4,285		ACE Ltd	323,946
6,270		Aflac, Inc	300,208
202	*	Alleghany Corp	69,678
599		Allied World Assurance Co Holdings Ltd	46,273
6,227		Allstate Corp	246,651
629	e	American Equity Investment Life Holding Co	7,315
1,084		American Financial Group, Inc	41,084
8,021	*	American International Group, Inc	263,009
85		American National Insurance Co	6,106
118	*	American Safety Insurance Holdings Ltd	2,205
202	*	Amerisafe, Inc	5,482
323	e	Amtrust Financial Services, Inc	8,278
4,185		Aon plc	218,834
1,780	*	Arch Capital Group Ltd	74,190
374		Argo Group International Holdings Ltd	12,114
1,551		Arthur J. Gallagher & Co	55,557
961		Aspen Insurance Holdings Ltd	29,301
1,087		Assurant, Inc	40,545
2,211		Assured Guaranty Ltd	30,114
1,609		Axis Capital Holdings Ltd	56,186
125		Baldwin & Lyons, Inc (Class B)	2,989
22,561	*	Berkshire Hathaway, Inc (Class B)	1,989,880
1,536		Brown & Brown, Inc	40,044
3,366		Chubb Corp	256,758
1,856		Cincinnati Financial Corp	70,324
387	*	Citizens, Inc (Class A)	4,060
303		CNA Financial Corp	8,120
2,903		Conseco, Inc	28,014
245		Crawford & Co (Class B)	1,227
143		Donegal Group, Inc (Class A)	2,008
80		Eastern Insurance Holdings, Inc	1,342
280	*	eHealth, Inc	5,256
60		EMC Insurance Group, Inc	1,260
620		Employers Holdings, Inc	11,365
551		Endurance Specialty Holdings Ltd	21,214
108	*	Enstar Group Ltd	10,762

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
363		Erie Indemnity Co (Class A)	$23,330
670		Everest Re Group Ltd	71,663
155		FBL Financial Group, Inc (Class A)	5,146
2,808		Fidelity National Title Group, Inc (Class A)	60,063
1,253		First American Financial Corp	27,153
472		Flagstone Reinsurance Holdings Ltd	4,054
6,368	*	Genworth Financial, Inc (Class A)	33,305
327	*	Greenlight Capital Re Ltd (Class A)	8,093
136	*	Hallmark Financial Services	1,107
539		Hanover Insurance Group, Inc	20,083
5,508		Hartford Financial Services Group, Inc	107,076
1,326		HCC Insurance Holdings, Inc	44,938
525	*	Hilltop Holdings, Inc	6,673
90		Homeowners Choice, Inc	2,115
467		Horace Mann Educators Corp	8,457
205		Infinity Property & Casualty Corp	12,380
20		Investors Title Co	1,305
77		Kansas City Life Insurance Co	2,967
614		Kemper Corp	18,856
3,640		Lincoln National Corp	88,052
3,940		Loews Corp	162,564
553		Maiden Holdings Ltd	4,916
106	*	Markel Corp	48,600
7,012		Marsh & McLennan Cos, Inc	237,917
1,052		Max Capital Group Ltd	25,185
1,717	*,e	MBIA, Inc	17,393
694		Meadowbrook Insurance Group, Inc	5,337
361		Mercury General Corp	13,953
10,795		Metlife, Inc	371,996
855		Montpelier Re Holdings Ltd	18,921
667	*	National Financial Partners Corp	11,272
173		National Interstate Corp	4,463
27		National Western Life Insurance Co (Class A)	3,868
149	*	Navigators Group, Inc	7,335
3,288		Old Republic International Corp	30,578
313		OneBeacon Insurance Group Ltd (Class A)	4,207
896		PartnerRe Ltd	66,555
83	*	Phoenix Cos, Inc	2,546
543		Platinum Underwriters Holdings Ltd	22,192
200		Presidential Life Corp	2,786
595		Primerica, Inc	17,041
3,879		Principal Financial Group	104,500
400		ProAssurance Corp	36,176
7,806		Progressive Corp	161,896
1,036		Protective Life Corp	27,154
5,954		Prudential Financial, Inc	324,553
912		Reinsurance Group of America, Inc (Class A)	52,777
697		RenaissanceRe Holdings Ltd	53,697
268		RLI Corp	17,865
200		Safety Insurance Group, Inc	9,176
257		SeaBright Insurance Holdings, Inc	2,827
656		Selective Insurance Group, Inc	12,457
628		Stancorp Financial Group, Inc	19,619
200		State Auto Financial Corp	3,278
200		Stewart Information Services Corp	4,028
1,030		Symetra Financial Corp	12,669
1,405		Torchmark Corp	72,147
503		Tower Group, Inc	9,753
4,725		Travelers Cos, Inc	322,528
257	*	United America Indemnity Ltd	5,623
234		United Fire & Casualty Co	5,878
3,572		UnumProvident Corp	68,654
1,261		Validus Holdings Ltd	42,761
1,419		W.R. Berkley Corp	53,198
78		White Mountains Insurance Group Ltd	40,041
4,279		XL Capital Ltd	102,824

		TOTAL INSURANCE	7,484,219

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.9%
412		A. Schulman, Inc	$9,814
112	*,e	ADA-ES, Inc	2,644
78	*	AEP Industries, Inc	4,726
2,707		Air Products & Chemicals, Inc	223,869
942		Airgas, Inc	77,527
1,349	e	AK Steel Holding Corp	6,475
1,140		Albemarle Corp	60,055
13,512		Alcoa, Inc	119,581
1,325		Allegheny Technologies, Inc	42,267
1,107	*	Allied Nevada Gold Corp	43,239
292		AMCOL International Corp	9,893
350		American Vanguard Corp	12,180
816		Aptargroup, Inc	42,195
254	*,e	Arabian American Development Co	2,487
983		Ashland, Inc	70,383
331		Balchem Corp	12,158
2,093		Ball Corp	88,555
1,312		Bemis Co, Inc	41,289
1,302		Boise, Inc	11,406
300		Brush Engineered Materials, Inc	7,140
520		Buckeye Technologies, Inc	16,671
793		Cabot Corp	29,000
730	*	Calgon Carbon Corp	10,446
574		Carpenter Technology Corp	30,032
200	*,e	Castle (A.M.) & Co	2,498
2,031		Celanese Corp (Series A)	76,995
742	*	Century Aluminum Co	5,305
830		CF Industries Holdings, Inc	184,459
1,194	*	Chemtura	20,561
316	*	Clearwater Paper Corp	13,054
1,810		Cleveland-Cliffs, Inc	70,825
1,061	*	Coeur d'Alene Mines Corp	30,589
1,329		Commercial Metals Co	17,543
404		Compass Minerals International, Inc	30,134
2,027	*	Crown Holdings, Inc	74,492
584		Cytec Industries, Inc	38,264
127		Deltic Timber Corp	8,288
458		Domtar Corp	35,857
14,987		Dow Chemical Co	434,024
11,792		Du Pont (E.I.) de Nemours & Co	592,784
525		Eagle Materials, Inc	24,286
1,923		Eastman Chemical Co	109,630
3,445		Ecolab, Inc	223,270
1,134	*	Ferro Corp	3,890
630	*,e	Flotek Industries, Inc	7,982
1,752		FMC Corp	97,026
12,037		Freeport-McMoRan Copper & Gold, Inc (Class B)	476,424
235		FutureFuel Corp	2,846
1,260	*	General Moly, Inc	3,994
403		Georgia Gulf Corp	14,597
553		Glatfelter	9,849
743		Globe Specialty Metals, Inc	11,308
658	*	Gold Reserve, Inc	2,132
351	e	Gold Resource Corp	7,529
922	*,e	Golden Minerals Co	4,813
3,083	*,e	Golden Star Resources Ltd	6,074
2,111	*	Graphic Packaging Holding Co	12,265
475		Greif, Inc (Class A)	20,985
605		H.B. Fuller Co	18,561
107		Hawkins, Inc	4,446
128		Haynes International, Inc	6,675
770	*	Headwaters, Inc	5,067
3,881		Hecla Mining Co	25,421
716	*	Horsehead Holding Corp	6,687
2,580		Huntsman Corp	38,519
278		Innophos Holdings, Inc	13,480

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
293	*	Innospec, Inc	$9,939
1,000		International Flavors & Fragrances, Inc	59,580
5,517		International Paper Co	200,377
650	*	Intrepid Potash, Inc	13,962
245		Kaiser Aluminum Corp	14,306
460	*	Kapstone Paper and Packaging Corp	10,299
75		KMG Chemicals, Inc	1,387
239		Koppers Holdings, Inc	8,348
396	*	Kraton Polymers LLC	10,336
274	e	Kronos Worldwide, Inc	4,094
230	*	Landec Corp	2,633
1,743	*	Louisiana-Pacific Corp	21,787
229	*	LSB Industries, Inc	10,046
4,087		LyondellBasell Industries AF S.C.A	211,134
572	e	Martin Marietta Materials, Inc	47,402
2,503	*	McEwen Mining, Inc	11,489
2,129		MeadWestvaco Corp	65,147
135	*	Metals USA Holdings Corp	1,805
990	*	Midway Gold Corp	1,624
246		Minerals Technologies, Inc	17,449
838	*,e	Molycorp, Inc	9,637
6,773		Monsanto Co	616,478
3,764		Mosaic Co	216,844
426		Myers Industries, Inc	6,654
162		Neenah Paper, Inc	4,640
111		NewMarket Corp	27,359
6,228		Newmont Mining Corp	348,830
419		Noranda Aluminium Holding Corp	2,803
3,989		Nucor Corp	152,619
943		Olin Corp	20,491
89		Olympic Steel, Inc	1,502
346	*	OM Group, Inc	6,415
511	*	Omnova Solutions, Inc	3,868
2,097	*	Owens-Illinois, Inc	39,340
1,223		Packaging Corp of America	44,395
1,476	*	Paramount Gold and Silver Corp	3,926
1,112		PolyOne Corp	18,426
1,934		PPG Industries, Inc	222,101
3,793		Praxair, Inc	394,017
166		Quaker Chemical Corp	7,747
928		Reliance Steel & Aluminum Co	48,581
771	*	Resolute Forest Products	10,023
843		Rock-Tenn Co (Class A)	60,848
850		Rockwood Holdings, Inc	39,610
776		Royal Gold, Inc	77,491
1,667		RPM International, Inc	47,576
362	*	RTI International Metals, Inc	8,666
246		Schnitzer Steel Industries, Inc (Class A)	6,925
442		Schweitzer-Mauduit International, Inc	14,582
554	e	Scotts Miracle-Gro Co (Class A)	24,082
2,406		Sealed Air Corp	37,197
600		Sensient Technologies Corp	22,056
1,103		Sherwin-Williams Co	164,248
1,590		Sigma-Aldrich Corp	114,432
650		Silgan Holdings, Inc	28,281
1,203		Sonoco Products Co	37,281
2,137		Southern Copper Corp (NY)	73,427
370	*	Spartech Corp	1,979
2,782		Steel Dynamics, Inc	31,242
100		Stepan Co	9,612
1,856	*	Stillwater Mining Co	21,882
798	*	SunCoke Energy, Inc	12,864
1,028	*	Tahoe Resources, Inc	20,930
298	*,e	Texas Industries, Inc	12,114
164	*	Texas Petrochemicals, Inc	6,693
1,028	e	Titanium Metals Corp	13,189
314		Tredegar Corp	5,570

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
70	*	UFP Technologies, Inc	$1,231
30	*	United States Lime & Minerals, Inc	1,446
1,738	e	United States Steel Corp	33,144
72	*	Universal Stainless & Alloy	2,675
691	*,e	US Antimony Corp	1,347
148	*	US Silica Holdings Inc	2,007
1,208		Valspar Corp	67,769
851	*	Vista Gold Corp	3,089
1,590		Vulcan Materials Co	75,207
786		Walter Energy, Inc	25,514
784		Wausau Paper Corp	7,260
220	e	Westlake Chemical Corp	16,073
735	*	Worthington Industries, Inc	15,920
949	*	WR Grace & Co	56,067
260		Zep, Inc	3,931
350	*,e	Zoltek Cos, Inc	2,692

		TOTAL MATERIALS	7,905,449

MEDIA - 3.5%
725	*	AMC Networks, Inc	31,552
361		Arbitron, Inc	13,682
60	*	Beasley Broadcasting Group, Inc	293
946		Belo (A.H.) Corp (Class A)	7,407
2,700		Cablevision Systems Corp (Class A)	42,795
223	*	Carmike Cinemas, Inc	2,509
8,233		CBS Corp (Class B)	299,105
463	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	3,014
618	*	Charter Communications, Inc	46,393
1,460		Cinemark Holdings, Inc	32,748
400		Clear Channel Outdoor Holdings, Inc (Class A)	2,392
34,103		Comcast Corp (Class A)	1,219,864
200	*	Crown Media Holdings, Inc (Class A)	334
693	*,e	Cumulus Media, Inc (Class A)	1,899
10	*	Daily Journal Corp	938
300	*,e	Digital Generation, Inc	3,408
8,644	*	DIRECTV	453,464
3,238	*	Discovery Communications, Inc (Class A)	193,082
2,532		DISH Network Corp (Class A)	77,505
943	*,e	DreamWorks Animation SKG, Inc (Class A)	18,134
285	*,e	Entercom Communications Corp (Class A)	1,955
599		Entravision Communications Corp (Class A)	803
354	*	EW Scripps Co (Class A)	3,770
52	*	Fisher Communications, Inc	1,912
2,876		Gannett Co, Inc	51,049
137	*	Global Sources Ltd	899
700		Harte-Hanks, Inc	4,851
5,693		Interpublic Group of Cos, Inc	63,306
596		John Wiley & Sons, Inc (Class A)	27,386
474	*	Journal Communications, Inc (Class A)	2,465
980	*,e	Lamar Advertising Co (Class A)	36,319
3,377	*	Liberty Global, Inc (Class A)	205,153
1,378	*	Liberty Interactive LLC	143,546
341	*	Lin TV Corp (Class A)	1,500
1,082	*,e	Lions Gate Entertainment Corp	16,522
1,699	*	Live Nation, Inc	14,628
715	*	Madison Square Garden, Inc	28,793
239		Martha Stewart Living Omnimedia, Inc (Class A)	734
732	*,e	McClatchy Co (Class A)	1,632
3,553		McGraw-Hill Cos, Inc	193,958
317	e	MDC Partners, Inc	3,912
426	e	Meredith Corp	14,910
303		Morningstar, Inc	18,980
760		National CineMedia, Inc	12,441
1,565	*	New York Times Co (Class A)	15,274
26,603		News Corp (Class A)	652,572
760	*	Nexstar Broadcasting Group, Inc (Class A)	8,071
3,672		Omnicom Group, Inc	189,328

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
183		Outdoor Channel Holdings, Inc	$1,332
1,297	*	Pandora Media, Inc	14,202
120	*	ReachLocal, Inc	1,505
210	*	Reading International, Inc	1,239
1,232	e	Regal Entertainment Group (Class A)	17,334
114	*	Rentrak Corp	1,930
40	*	Saga Communications, Inc	1,621
130		Salem Communications	681
365		Scholastic Corp	11,600
1,131		Scripps Networks Interactive (Class A)	69,251
540		Sinclair Broadcast Group, Inc (Class A)	6,053
49,878	*	Sirius XM Radio, Inc	129,683
4,730		Thomson Corp	136,508
3,969		Time Warner Cable, Inc	377,293
12,191		Time Warner, Inc	552,618
601	*,e	Valassis Communications, Inc	14,839
6,726		Viacom, Inc (Class B)	360,446
3,576	e	Virgin Media, Inc	105,277
22,699		Walt Disney Co	1,186,704
54	e	Washington Post Co (Class B)	19,604
251	e	World Wrestling Entertainment, Inc (Class A)	2,021

		TOTAL MEDIA	7,178,928

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
20,212		Abbott Laboratories	1,385,735
488	*	Achillion Pharmaceuticals, Inc	5,080
457	*	Acorda Therapeutics, Inc	11,704
275	*	Aegerion Pharmaceuticals, Inc	4,075
676	*	Affymax, Inc	14,237
766	*,e	Affymetrix, Inc	3,317
290	*,e	Agenus, Inc	1,337
4,413		Agilent Technologies, Inc	169,680
973	*	Akorn, Inc	12,863
2,439	*	Alexion Pharmaceuticals, Inc	279,022
1,556	*	Alkermes plc	32,287
3,873		Allergan, Inc	354,689
434	*,e	Alnylam Pharmaceuticals, Inc	8,155
252	*	AMAG Pharmaceuticals, Inc	4,470
10,133		Amgen, Inc	854,415
380	*,e	Amicus Therapeutics, Inc	1,976
250	*,e	Ampio Pharmaceuticals, Inc	975
2,512	*,e	Arena Pharmaceuticals, Inc	20,900
2,013	*	Ariad Pharmaceuticals, Inc	48,765
744	*	Arqule, Inc	3,802
600	*	Array Biopharma, Inc	3,516
703	*	Astex Pharmaceuticals	2,158
567	*	Auxilium Pharmaceuticals, Inc	13,869
1,563	*,e	AVANIR Pharmaceuticals, Inc	5,002
489	*,e	AVEO Pharmaceuticals, Inc	5,090
572	*,e	BioCryst Pharmaceuticals, Inc	2,425
270	*,e	BioDelivery Sciences International, Inc	1,706
3,136	*	Biogen Idec, Inc	467,985
1,550	*	BioMarin Pharmaceuticals, Inc	62,418
247	*	Bio-Rad Laboratories, Inc (Class A)	26,360
45	*	Biospecifics Technologies Corp	874
252	*,e	Biotime, Inc	1,058
21,449		Bristol-Myers Squibb Co	723,904
1,180	*	Bruker BioSciences Corp	15,446
480	*,e	Cadence Pharmaceuticals, Inc	1,882
206	*	Cambrex Corp	2,416
5,641	*	Celgene Corp	430,972
758	*,e	Celldex Therapeutics, Inc	4,775
835	*	Cepheid, Inc	28,816
716	*	Charles River Laboratories International, Inc	28,354
250	*,e	Clovis Oncology, Inc	5,112
313	*	Codexis, Inc	948
492	*,e	Corcept Therapeutics, Inc	1,373

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
170	*,e	Coronado Biosciences, Inc	$884
765	*	Covance, Inc	35,718
805	*	Cubist Pharmaceuticals, Inc	38,382
150	*,e	Cumberland Pharmaceuticals, Inc	969
754	*,e	Curis, Inc	3,122
335	*,e	Cytori Therapeutics, Inc	1,477
2,347	*,e	Dendreon Corp	11,336
567	*	Depomed, Inc	3,351
550	*	Discovery Laboratories, Inc	1,804
300	*	Dusa Pharmaceuticals, Inc	2,037
1,197	*	Dyax Corp	3,112
3,618	*,e	Dynavax Technologies Corp	17,222
13,080		Eli Lilly & Co	620,123
220	*	Emergent Biosolutions, Inc	3,126
1,490	*	Endo Pharmaceuticals Holdings, Inc	47,263
379	*	Endocyte, Inc	3,779
551	*	Enzon Pharmaceuticals, Inc	3,835
718	*	Exact Sciences Corp	7,905
2,025	*,e	Exelixis, Inc	9,760
259	*	Fluidigm Corp	4,403
3,567	*	Forest Laboratories, Inc	127,021
104	*	Furiex Pharmaceuticals Inc	1,984
270	*	Genomic Health, Inc	9,366
1,585	*,e	Geron Corp	2,695
9,944	*	Gilead Sciences, Inc	659,586
1,148	*	Halozyme Therapeutics, Inc	8,679
290	*	Harvard Bioscience, Inc	1,227
118	*	Hi-Tech Pharmacal Co, Inc	3,907
2,098	*	Hospira, Inc	68,856
931	*	Idenix Pharmaceuticals, Inc	4,255
1,556	*,e	Illumina, Inc	74,999
510	*	ImmunoCellular Therapeutics Ltd	1,433
977	*,e	Immunogen, Inc	14,264
1,809	*,e	Immunomedics, Inc	6,350
854	*	Impax Laboratories, Inc	22,170
1,220	*,e	Incyte Corp	22,021
224	*,e	Infinity Pharmaceuticals, Inc	5,275
825	*,e	InterMune, Inc	7,400
956	*	Ironwood Pharmaceuticals, Inc	12,218
1,170	*,e	Isis Pharmaceuticals, Inc	16,462
526	*	Jazz Pharmaceuticals plc	29,987
34,922		Johnson & Johnson	2,406,475
618	*,e	Keryx Biopharmaceuticals, Inc	1,743
2,404	*,e	Lexicon Pharmaceuticals, Inc	5,577
2,313	*	Life Technologies Corp	113,059
230	*	Ligand Pharmaceuticals, Inc (Class B)	3,944
588	*	Luminex Corp	11,431
641	*,e	MannKind Corp	1,846
269	*	MAP Pharmaceuticals, Inc	4,188
317		Maxygen, Inc	837
897	*	Medicines Co	23,152
767		Medicis Pharmaceutical Corp (Class A)	33,188
918	*	Medivation, Inc	51,738
38,867		Merck & Co, Inc	1,752,902
190	*,e	Merrimack Pharmaceuticals, Inc	1,782
437	*	Mettler-Toledo International, Inc	74,613
571	*	Momenta Pharmaceuticals, Inc	8,319
5,458	*	Mylan Laboratories, Inc	133,175
1,132	*	Myriad Genetics, Inc	30,553
1,670	*,e	Nektar Therapeutics	17,836
851	*	Neurocrine Biosciences, Inc	6,791
164	*,e	NewLink Genetics Corp	2,662
765	*,e	Novavax, Inc	1,652
1,652	*	NPS Pharmaceuticals, Inc	15,281
203	*	Obagi Medical Products, Inc	2,519
291	*	Omeros Corp	2,735
120	*	OncoGenex Pharmaceutical, Inc	1,700

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
517	*	Oncothyreon, Inc	$2,657
797	*	Onyx Pharmaceuticals, Inc	67,346
2,882	*,e	Opko Health, Inc	12,047
571	*,e	Optimer Pharmaceuticals, Inc	8,063
781	*,e	Orexigen Therapeutics, Inc	4,460
170	*,e	Osiris Therapeutics, Inc	1,878
424	*	Pacific Biosciences of California, Inc	776
239	*,e	Pacira Pharmaceuticals, Inc	4,159
300		Pain Therapeutics, Inc	1,515
424	*	Par Pharmaceutical Cos, Inc	21,192
762	*	Parexel International Corp	23,439
1,837	e	PDL BioPharma, Inc	14,127
1,408		PerkinElmer, Inc	41,494
1,117		Perrigo Co	129,762
96,106		Pfizer, Inc	2,388,234
688	*	Pharmacyclics, Inc	44,376
322	*	Pozen, Inc	2,135
300	*	Progenics Pharmaceuticals, Inc	861
2,905	*,e	Qiagen N.V. (NASDAQ)	53,772
698	*,e	Questcor Pharmaceuticals, Inc	12,913
401	*,e	Raptor Pharmaceutical Corp	2,230
981	*	Regeneron Pharmaceuticals, Inc	149,759
390	*	Repligen Corp	2,324
190	*,e	Repros Therapeutics, Inc	2,894
854	*	Rigel Pharmaceuticals, Inc	8,754
85	*,e	Sagent Pharmaceuticals	1,356
722	*	Salix Pharmaceuticals Ltd	30,569
410	*,e	Sangamo Biosciences, Inc	2,493
630	*	Santarus, Inc	5,594
716	*	Sciclone Pharmaceuticals, Inc	3,974
1,200	*,e	Seattle Genetics, Inc	32,340
1,228	*,e	Sequenom, Inc	4,335
310	*,e	SIGA Technologies, Inc	992
823	*,e	Spectrum Pharmaceuticals, Inc	9,629
40	*,e	Supernus Pharmaceuticals, Inc	462
116	*	Synageva BioPharma Corp	6,198
524	*,e	Synergy Pharmaceuticals, Inc	2,505
271	*,e	Synta Pharmaceuticals Corp	2,065
286	*	Targacept, Inc	1,399
580		Techne Corp	41,725
853	*	Theravance, Inc	22,101
4,705		Thermo Electron Corp	276,795
582	*,e	Threshold Pharmaceuticals, Inc	4,214
686	*	United Therapeutics Corp	38,334
317	*	Vanda Pharmaceuticals, Inc	1,278
160	*	Ventrus Biosciences, Inc	573
2,681	*	Vertex Pharmaceuticals, Inc	150,002
423	*	Vical, Inc	1,827
931	*	Viropharma, Inc	28,135
1,259	*	Vivus, Inc	22,435
2,109		Warner Chilcott plc	28,472
1,161	*	Waters Corp	96,746
1,573	*	Watson Pharmaceuticals, Inc	133,957
288	*	Xenoport, Inc	3,300
852	*,e	XOMA Corp	3,144
599	*,e	ZIOPHARM Oncology, Inc	3,265

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	15,644,785

REAL ESTATE - 3.6%
588		Acadia Realty Trust	14,594
197		AG Mortgage Investment Trust	4,754
79		Agree Realty Corp	2,014
519	*	Alexander & Baldwin, Inc	15,326
24		Alexander’s, Inc	10,260
789		Alexandria Real Estate Equities, Inc	58,007
5,849		AMB Property Corp	204,890

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
393		American Assets Trust,Inc	$10,528
937		American Campus Communities, Inc	41,116
4,376		American Capital Agency Corp	151,366
459		American Capital Mortgage, Inc	11,535
2,014	*	American Realty Capital Trust, Inc	23,624
5,225		American Tower Corp	373,013
12,424		Annaly Capital Management, Inc	209,220
1,733		Anworth Mortgage Asset Corp	11,784
1,694		Apartment Investment & Management Co (Class A)	44,027
131		Apollo Commercial Real Estate Finance, Inc	2,272
100		Ares Commercial Real Estate Corp	1,706
2,257	*	ARMOUR Residential REIT, Inc	17,289
1,263		Ashford Hospitality Trust, Inc	10,609
672		Associated Estates Realty Corp	10,188
110	*	AV Homes, Inc	1,632
1,169		AvalonBay Communities, Inc	158,972
1,962		BioMed Realty Trust, Inc	36,729
1,903		Boston Properties, Inc	210,491
1,819		Brandywine Realty Trust	22,174
940		BRE Properties, Inc (Class A)	44,077
1,003		Camden Property Trust	64,683
373		Campus Crest Communities, Inc	4,028
1,088		Capital Lease Funding, Inc	5,625
1,194		Capstead Mortgage Corp	16,107
2,043		CBL & Associates Properties, Inc	43,598
4,167	*	CBRE Group, Inc	76,714
1,018		Cedar Shopping Centers, Inc	5,375
105		Chatham Lodging Trust	1,457
462		Chesapeake Lodging Trust	9,180
13,015		Chimera Investment Corp	35,271
1,235		Colonial Properties Trust	25,997
666		Colony Financial, Inc	12,974
238		Coresite Realty	6,412
851		Corporate Office Properties Trust	20,398
1,084		Cousins Properties, Inc	8,607
715		CreXus Investment Corp	7,729
1,560		CubeSmart	20,077
1,504		CYS Investments, Inc	21,191
3,066		DCT Industrial Trust, Inc	19,837
2,914		DDR Corp	44,759
2,598		DiamondRock Hospitality Co	25,019
1,549		Digital Realty Trust, Inc	108,198
1,771		Douglas Emmett, Inc	40,857
3,378		Duke Realty Corp	49,657
734		DuPont Fabros Technology, Inc	18,533
1,055		Dynex Capital, Inc	11,341
361		EastGroup Properties, Inc	19,205
1,317		Education Realty Trust, Inc	14,355
580		Entertainment Properties Trust	25,769
560		Equity Lifestyle Properties, Inc	38,147
693		Equity One, Inc	14,595
3,818		Equity Residential	219,650
447		Essex Property Trust, Inc	66,263
424		Excel Trust, Inc	4,842
1,320		Extra Space Storage, Inc	43,890
812		Federal Realty Investment Trust	85,504
2,088	*	FelCor Lodging Trust, Inc	9,897
1,135	*	First Industrial Realty Trust, Inc	14,914
627		First Potomac Realty Trust	8,076
1,703	*	Forest City Enterprises, Inc (Class A)	26,993
498	*	Forestar Real Estate Group, Inc	8,297
839		Franklin Street Properties Corp	9,288
7,127		General Growth Properties, Inc	138,834
404		Getty Realty Corp	7,252
579		Gladstone Commercial Corp	10,573
1,772		Glimcher Realty Trust	18,730
625		Government Properties Income Trust	14,625

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
580	*	Gramercy Capital Corp	$1,746
20	*	Gyrodyne Co of America, Inc	2,173
1,245		Hatteras Financial Corp	35,097
5,090		HCP, Inc	226,403
3,301		Health Care REIT, Inc	190,633
993		Healthcare Realty Trust, Inc	22,889
3,082		Hersha Hospitality Trust	15,102
939		Highwoods Properties, Inc	30,630
606		Home Properties, Inc	37,130
1,572		Hospitality Properties Trust	37,382
9,134		Host Marriott Corp	146,601
348	*	Howard Hughes Corp	24,725
1,208		HRPT Properties Trust	17,588
467		Hudson Pacific Properties	8,639
843		Inland Real Estate Corp	6,955
1,511		Invesco Mortgage Capital, Inc	30,416
895		Investors Real Estate Trust	7,402
1,264	*	iStar Financial, Inc	10,466
533		Jones Lang LaSalle, Inc	40,695
449		Kennedy-Wilson Holdings, Inc	6,273
869		Kilroy Realty Corp	38,914
5,170		Kimco Realty Corp	104,796
715		Kite Realty Group Trust	3,646
1,327		LaSalle Hotel Properties	35,418
2,104		Lexington Corporate Properties Trust	20,325
1,338		Liberty Property Trust	48,489
376		LTC Properties, Inc	11,976
1,684		Macerich Co	96,375
1,118		Mack-Cali Realty Corp	29,739
1,859		Medical Properties Trust, Inc	19,427
4,747		MFA Mortgage Investments, Inc	40,349
521		Mid-America Apartment Communities, Inc	34,027
220		Mission West Properties, Inc	1,914
516		Monmouth Real Estate Investment Corp (Class A)	5,774
478		National Health Investors, Inc	24,588
1,374		National Retail Properties, Inc	41,907
220		New York Mortgage Trust, Inc	1,551
2,419		NorthStar Realty Finance Corp	15,385
499		NRDC Acquisition Corp	6,422
1,261		Omega Healthcare Investors, Inc	28,663
498		One Liberty Properties, Inc	9,288
259		Parkway Properties, Inc	3,463
650		Pebblebrook Hotel Trust	15,203
759		Pennsylvania Real Estate Investment Trust	12,038
525		Pennymac Mortgage Investment Trust	12,269
2,149		Piedmont Office Realty Trust, Inc	37,264
2,049		Plum Creek Timber Co, Inc	89,828
745		Post Properties, Inc	35,730
481		Potlatch Corp	17,975
235		PS Business Parks, Inc	15,703
1,778		Public Storage, Inc	247,444
1,095		RAIT Investment Trust	5,749
459		Ramco-Gershenson Properties	5,751
1,593		Rayonier, Inc	78,073
1,684		Realty Income Corp	68,859
936		Redwood Trust, Inc	13,535
1,142		Regency Centers Corp	55,650
897		Resource Capital Corp	5,274
1,081		Retail Properties of America, Inc	12,237
1,353		RLJ Lodging Trust	25,585
262		Rouse Properties, Inc	3,760
539		Sabra Healthcare REIT, Inc	10,785
133		Saul Centers, Inc	5,905
114		Select Income REIT	2,807
2,067		Senior Housing Properties Trust	45,019
3,880		Simon Property Group, Inc	589,023
1,116		SL Green Realty Corp	89,358

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
367		Sovran Self Storage, Inc	$21,231
810	*,e	St. Joe Co	15,795
204		STAG Industrial, Inc	3,317
1,474		Starwood Property Trust, Inc	34,300
3,163	*	Strategic Hotels & Resorts, Inc	19,010
346		Summit Hotel Properties, Inc	2,955
337		Sun Communities, Inc	14,868
1,531	*	Sunstone Hotel Investors, Inc	16,841
1,271		Tanger Factory Outlet Centers, Inc	41,091
798		Taubman Centers, Inc	61,231
156	*	Tejon Ranch Co	4,686
108		Terreno Realty Corp	1,706
406		Thomas Properties Group, Inc	2,363
2,667		Two Harbors Investment Corp	31,337
3,422		UDR, Inc	84,934
120		UMH Properties, Inc	1,436
200		Universal Health Realty Income Trust	9,196
213		Urstadt Biddle Properties, Inc (Class A)	4,309
3,669		Ventas, Inc	228,395
2,341		Vornado Realty Trust	189,738
820		Washington Real Estate Investment Trust	21,992
1,502		Weingarten Realty Investors	42,221
99		Western Asset Mortgage Capital Corp	2,198
7,323		Weyerhaeuser Co	191,423
550		Whitestone REIT	7,260
242		Winthrop Realty Trust	2,609

		TOTAL REAL ESTATE	7,284,167

RETAILING - 4.2%
3,078	*	1-800-FLOWERS.COM, Inc (Class A)	11,481
998		Aaron’s, Inc	27,754
1,092		Abercrombie & Fitch Co (Class A)	37,041
934		Advance Auto Parts, Inc	63,923
1,127	*	Aeropostale, Inc	15,248
4,626	*	Amazon.com, Inc	1,176,484
2,498		American Eagle Outfitters, Inc	52,658
122	*	America’s Car-Mart, Inc	5,547
671	*	Ann Taylor Stores Corp	25,317
359	*	Asbury Automotive Group, Inc	10,034
1,563	*	Ascena Retail Group, Inc	33,526
200	*	Audiovox Corp (Class A)	1,496
508	*,e	Autonation, Inc	22,184
439	*	Autozone, Inc	162,285
477	*,e	Barnes & Noble, Inc	6,096
380		Bebe Stores, Inc	1,824
2,952	*	Bed Bath & Beyond, Inc	185,976
3,415		Best Buy Co, Inc	58,704
334		Big 5 Sporting Goods Corp	3,323
884	*	Big Lots, Inc	26,149
158	*,e	Blue Nile, Inc	5,860
142	*	Body Central Corp	1,484
142	e	Bon-Ton Stores, Inc	1,349
482		Brown Shoe Co, Inc	7,726
310	e	Buckle, Inc	14,083
535	*	Cabela’s, Inc	29,254
60	*	CafePress, Inc	547
2,896	*	Carmax, Inc	81,957
514	*	Casual Male Retail Group, Inc	2,380
525		Cato Corp (Class A)	15,598
2,122		Chico’s FAS, Inc	38,429
335	*	Children’s Place Retail Stores, Inc	20,100
243	*	Citi Trends, Inc	3,051
922	*	Collective Brands, Inc	20,017
142	*,e	Conn’s, Inc	3,131
108		Core-Mark Holding Co, Inc	5,196
118		Destination Maternity Corp	2,207
1,171		Dick’s Sporting Goods, Inc	60,716

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
374		Dillard’s, Inc (Class A)	$27,048
2,132	*	Dollar General Corp	109,883
2,944	*	Dollar Tree, Inc	142,122
417		DSW, Inc (Class A)	27,822
1,111		Expedia, Inc	64,260
1,135		Express Parent LLC	16,821
1,227		Family Dollar Stores, Inc	81,350
681		Finish Line, Inc (Class A)	15,486
140	*	Five Below, Inc	5,471
1,926		Foot Locker, Inc	68,373
443	*	Francesca’s Holdings Corp	13,613
480		Fred’s, Inc (Class A)	6,830
1,759	e	GameStop Corp (Class A)	36,939
3,844		Gap, Inc	137,538
311	*	Genesco, Inc	20,753
1,955		Genuine Parts Co	119,314
910		GNC Holdings, Inc	35,463
107	*	Gordmans Stores, Inc	1,974
300		Group 1 Automotive, Inc	18,069
511	*,e	Groupon, Inc	2,432
822		Guess?, Inc	20,895
166		Haverty Furniture Cos, Inc	2,304
176	*,e	HHgregg, Inc	1,214
335	*	Hibbett Sports, Inc	19,916
19,436		Home Depot, Inc	1,173,351
405	*,e	HomeAway, Inc	9,497
450		Hot Topic, Inc	3,915
475		HSN, Inc	23,299
2,054	e	JC Penney Co, Inc	49,892
349	*	JOS A Bank Clothiers, Inc	16,920
145	*	Kirkland’s, Inc	1,440
3,089		Kohl’s Corp	158,219
7,348	*	Liberty Media Holding Corp (Interactive A)	135,938
367	*	Liberty Ventures	18,218
3,064		Limited Brands, Inc	150,933
205		Lithia Motors, Inc (Class A)	6,829
3,744	*	LKQ Corp	69,264
15,225		Lowe’s Companies, Inc	460,404
351	*	Lumber Liquidators, Inc	17,789
5,264		Macy’s, Inc	198,032
257	*	MarineMax, Inc	2,131
139	*,e	Mattress Firm Holding Corp	3,913
593		Men’s Wearhouse, Inc	20,417
361		Monro Muffler, Inc	12,704
855	*,e	NetFlix, Inc	46,546
512	*	New York & Co, Inc	1,920
1,992		Nordstrom, Inc	109,919
414	e	Nutri/System, Inc	4,359
3,305	*	Office Depot, Inc	8,461
1,103		OfficeMax, Inc	8,614
482	*	Orbitz Worldwide, Inc	1,229
1,602	*	O’Reilly Automotive, Inc	133,959
176	*,e	Overstock.com, Inc	1,823
500		Penske Auto Group, Inc	15,045
614		PEP Boys - Manny Moe & Jack	6,251
60	*	Perfumania Holdings, Inc	432
278	e	PetMed Express, Inc	2,791
1,378		Petsmart, Inc	95,054
1,228		Pier 1 Imports, Inc	23,013
631	*	Priceline.com, Inc	390,419
1,485	e	RadioShack Corp	3,534
793		Rent-A-Center, Inc	27,818
2,876		Ross Stores, Inc	185,790
180	*	Rue21, Inc	5,607
1,535	*,e	Saks, Inc	15,826
1,665	*	Sally Beauty Holdings, Inc	41,775
481	*	Sears Holdings Corp	26,691

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
717	*	Select Comfort Corp	$22,621
99		Shoe Carnival, Inc	2,329
451	*,e	Shutterfly, Inc	14,035
1,056		Signet Jewelers Ltd	51,491
481		Sonic Automotive, Inc (Class A)	9,129
411		Stage Stores, Inc	8,656
8,866	e	Staples, Inc	102,136
200		Stein Mart, Inc	1,702
151	*	Systemax, Inc	1,783
8,395		Target Corp	532,831
1,588		Tiffany & Co	98,265
120	*	Tilly’s, Inc	2,200
9,407		TJX Companies, Inc	421,340
898		Tractor Supply Co	88,803
1,132	*	TripAdvisor, Inc	37,277
228	*	Tuesday Morning Corp	1,493
749		Ulta Salon Cosmetics & Fragrance, Inc	72,132
1,468	*	Urban Outfitters, Inc	55,138
150	*	US Auto Parts Network, Inc	519
280	*,e	Vitacost.com, Inc	1,898
340	*	Vitamin Shoppe, Inc	19,829
178	*	West Marine, Inc	1,892
1,045	*	Wet Seal, Inc (Class A)	3,292
1,141		Williams-Sonoma, Inc	50,170
245	*,e	Zumiez, Inc	6,794

		TOTAL RETAILING	8,533,761

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
504	*	Advanced Energy Industries, Inc	6,209
8,180	*,e	Advanced Micro Devices, Inc	27,567
183	*	Alpha & Omega Semiconductor Ltd	1,576
4,086		Altera Corp	138,863
1,245	*,e	Amkor Technology, Inc	5,478
891	*	Anadigics, Inc	1,238
3,796		Analog Devices, Inc	148,765
16,283		Applied Materials, Inc	181,800
891	*	Applied Micro Circuits Corp	4,508
5,710	*	Atmel Corp	30,035
395	*	ATMI, Inc	7,335
565	*	AuthenTec, Inc	4,526
3,099		Avago Technologies Ltd	108,047
6,246	*	Axcelis Technologies, Inc	6,558
1,188	*	AXT, Inc	4,015
6,997		Broadcom Corp (Class A)	241,956
831		Brooks Automation, Inc	6,673
285		Cabot Microelectronics Corp	10,015
664	*	Cavium Networks, Inc	22,131
234	*	Ceva, Inc	3,365
821	*	Cirrus Logic, Inc	31,518
280		Cohu, Inc	2,629
1,474	*,e	Cree, Inc	37,631
364	*	Cymer, Inc	18,586
2,072		Cypress Semiconductor Corp	22,212
395	*	Diodes, Inc	6,719
289	*	DSP Group, Inc	1,717
1,676	*	Entegris, Inc	13,626
903	*	Entropic Communications, Inc	5,255
520	*	Exar Corp	4,160
1,829	*	Fairchild Semiconductor International, Inc	23,996
737	*,e	First Solar, Inc	16,321
593	*	Formfactor, Inc	3,315
537	*,e	Freescale Semiconductor Holdings Ltd	5,107
1,943	*	FSI International, Inc	12,047
234	*	GSI Technology, Inc	1,158
1,568	*,e	GT Solar International, Inc	8,546
459	*	Hittite Microwave Corp	25,461
252	*	Inphi Corp	2,686

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,945	*	Integrated Device Technology, Inc	$11,437
306	*	Integrated Silicon Solution, Inc	2,834
63,906		Intel Corp	1,449,388
853	*	International Rectifier Corp	14,237
1,619		Intersil Corp (Class A)	14,166
257	*	IXYS Corp	2,549
2,125		Kla-Tencor Corp	101,373
800	*	Kopin Corp	3,008
2,741	*	Lam Research Corp	87,123
1,300	*	Lattice Semiconductor Corp	4,979
3,060		Linear Technology Corp	97,461
7,838	*	LSI Logic Corp	54,161
584	*	LTX-Credence Corp	3,358
80	*	MA-COM Technology Solutions	1,016
6,576		Marvell Technology Group Ltd	60,170
740	*	Mattson Technology, Inc	718
3,678		Maxim Integrated Products, Inc	97,908
87	*	MaxLinear, Inc	582
2,748	*	MEMC Electronic Materials, Inc	7,557
797		Micrel, Inc	8,305
2,459	e	Microchip Technology, Inc	80,508
12,574	*	Micron Technology, Inc	75,255
1,063	*	Microsemi Corp	21,334
378	*,e	Mindspeed Technologies, Inc	1,308
766	*	MIPS Technologies, Inc	5,661
604		MKS Instruments, Inc	15,396
407	*	Monolithic Power Systems, Inc	8,038
316	*	MoSys, Inc	1,277
214	*	Nanometrics, Inc	2,955
55	*	NVE Corp	3,255
7,852	*	Nvidia Corp	104,746
721	*	Omnivision Technologies, Inc	10,062
5,763	*	ON Semiconductor Corp	35,558
268	*	PDF Solutions, Inc	3,661
304	*	Pericom Semiconductor Corp	2,640
666	*	Photronics, Inc	3,576
410	*	PLX Technology, Inc	2,366
2,763	*	PMC - Sierra, Inc	15,583
358		Power Integrations, Inc	10,894
490	*,e	QuickLogic Corp	1,372
1,317	*,e	Rambus, Inc	7,296
3,137	*	RF Micro Devices, Inc	12,391
149	*,e	Rubicon Technology, Inc	1,427
351	*	Rudolph Technologies, Inc	3,685
936	*	Semtech Corp	23,540
373	*	Sigma Designs, Inc	2,466
1,131	*	Silicon Image, Inc	5,191
618	*	Silicon Laboratories, Inc	22,718
2,390	*	Skyworks Solutions, Inc	56,320
622	*	Spansion, Inc	7,414
345	*,e	STR Holdings, Inc	1,069
1,213	*	SunPower Corp	5,471
100	*	Supertex, Inc	1,788
2,374	*	Teradyne, Inc	33,758
605		Tessera Technologies, Inc	8,276
14,673		Texas Instruments, Inc	404,241
1,986	*	Triquint Semiconductor, Inc	10,029
267	*	Ultra Clean Holdings	1,525
283	*	Ultratech, Inc	8,881
512	*	Veeco Instruments, Inc	15,370
288	*	Volterra Semiconductor Corp	6,299
3,371		Xilinx, Inc	112,625

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,382,905

SOFTWARE & SERVICES - 9.5%
552	*	Accelrys, Inc	4,780
8,216		Accenture plc	575,366

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
503	*	ACI Worldwide, Inc	$21,257
490	*,e	Active Network, Inc	6,140
5,714		Activision Blizzard, Inc	64,454
620	*	Actuate Corp	4,359
1,008	*	Acxiom Corp	18,416
6,395	*	Adobe Systems, Inc	207,582
374	*	Advent Software, Inc	9,189
2,323	*	Akamai Technologies, Inc	88,878
640	*	Alliance Data Systems Corp	90,848
2,552		Amdocs Ltd	84,190
276	*	American Software, Inc (Class A)	2,252
395	*,e	Ancestry.com, Inc	11,882
456	*	Angie’s List, Inc	4,824
1,184	*	Ansys, Inc	86,906
1,288	*	AOL, Inc	45,376
1,201	*	Ariba, Inc	53,805
1,185	*	Aspen Technology, Inc	30,632
2,934	*	Autodesk, Inc	97,908
6,383		Automatic Data Processing, Inc	374,427
588	*	Bankrate, Inc	9,161
116	*,e	Bazaarvoice, Inc	1,757
538		Blackbaud, Inc	12,869
367	*	Blucora, Inc	6,536
2,153	*	BMC Software, Inc	89,328
294	e	Booz Allen Hamilton Holding Co	4,072
421	*	Bottomline Technologies, Inc	10,394
1,693		Broadridge Financial Solutions, Inc	39,498
281	*	BroadSoft, Inc	11,527
4,559		CA, Inc	117,463
372	*	CACI International, Inc (Class A)	19,266
3,489	*	Cadence Design Systems, Inc	44,886
370	*,e	Callidus Software, Inc	1,824
531	*	Cardtronics, Inc	15,813
82		Cass Information Systems, Inc	3,442
834	*	Ciber, Inc	2,894
2,423	*	Citrix Systems, Inc	185,529
118	*,m	Clinical Data, Inc	112
4,039	*	Cognizant Technology Solutions Corp (Class A)	282,407
547	*	Commvault Systems, Inc	32,109
1,926		Computer Sciences Corp	62,036
174	*	Computer Task Group, Inc	2,815
2,948	*	Compuware Corp	29,215
399	*	comScore, Inc	6,085
555	*	Concur Technologies, Inc	40,920
342	*,e	Constant Contact, Inc	5,951
1,480		Convergys Corp	23,192
431	*	Cornerstone OnDemand, Inc	13,214
350	*	CoStar Group, Inc	28,539
485	*	CSG Systems International, Inc	10,908
485	*	DealerTrack Holdings, Inc	13,507
235	*,e	Deltek, Inc	3,060
379	*	Demand Media, Inc	4,120
86	*,e	Demandware, Inc	2,731
606	*	Dice Holdings, Inc	5,103
453	*	Digital River, Inc	7,547
85		DMRC Corp	1,891
426		DST Systems, Inc	24,095
1,405		Earthlink, Inc	10,004
14,729	*	eBay, Inc	713,031
322	e	Ebix, Inc	7,602
4,129	*	Electronic Arts, Inc	52,397
280	*	Ellie Mae, Inc	7,624
116	*	Eloqua, Inc	2,291
269	*	Envestnet, Inc	3,147
100	*	Envivio, Inc	220
405		EPIQ Systems, Inc	5,435
583	*	Equinix, Inc	120,127

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
589	*	Euronet Worldwide, Inc	$11,067
122	*	ExactTarget, Inc	2,955
250	*	ExlService Holdings, Inc	7,375
5,350	*	Facebook, Inc	115,827
614		Factset Research Systems, Inc	59,202
602		Fair Isaac Corp	26,645
313	*	FalconStor Software, Inc	736
3,212		Fidelity National Information Services, Inc	100,279
1,356	*	First American Corp	35,975
1,765	*	Fiserv, Inc	130,663
617	*	FleetCor Technologies, Inc	27,642
178		Forrester Research, Inc	5,121
1,660	*	Fortinet, Inc	40,072
1,208	*	Gartner, Inc	55,677
1,564		Genpact Ltd	26,088
299	*,e,m	Gerber Scientific, Inc	0
824	*	Global Cash Access, Inc	6,633
1,079		Global Payments, Inc	45,135
531	*,e	Glu Mobile, Inc	2,459
3,298	*	Google, Inc (Class A)	2,488,341
200	*	Guidewire Software, Inc	6,210
476	*	Hackett Group, Inc	1,990
451		Heartland Payment Systems, Inc	14,288
384	*,e	Higher One Holdings, Inc	5,176
1,091		IAC/InterActiveCorp	56,797
384	*	iGate Corp	6,977
160	*	Imperva, Inc	5,918
99	*,e	Infoblox, Inc	2,302
1,333	*	Informatica Corp	46,402
279	*	Innodata Isogen, Inc	1,130
144	*	Interactive Intelligence, Inc	4,327
538	*	Internap Network Services Corp	3,793
13,844		International Business Machines Corp	2,871,938
3,877		Intuit, Inc	228,278
660	*	Ipass, Inc	1,452
544	e	j2 Global, Inc	17,854
1,107		Jack Henry & Associates, Inc	41,955
480	*	JDA Software Group, Inc	15,254
250	*,e	Jive Software, Inc	3,927
349	*	Kenexa Corp	15,995
168		Keynote Systems, Inc	2,433
444	*,e	KIT Digital, Inc	1,332
298	*	Knot, Inc	2,488
1,154		Lender Processing Services, Inc	32,185
884	*,e	Limelight Networks, Inc	2,069
784	*	LinkedIn Corp	94,394
704	*	Lionbridge Technologies	2,478
325	*	Liquidity Services, Inc	16,318
697	*	Liveperson, Inc	12,623
252	*	LogMeIn, Inc	5,652
187	*	magicJack VocalTec Ltd	4,587
311	*	Manhattan Associates, Inc	17,811
292		Mantech International Corp (Class A)	7,008
206	e	Marchex, Inc (Class B)	787
280	*	Market Leader, Inc	1,876
1,379		Mastercard, Inc (Class A)	622,591
130	*,e	Mattersight Corp	770
482		MAXIMUS, Inc	28,785
1,291	*	Mentor Graphics Corp	19,985
1,140	*	Micros Systems, Inc	55,997
96,133		Microsoft Corp	2,862,841
100	*	MicroStrategy, Inc (Class A)	13,407
140	*,e	Millennial Media, Inc	2,009
529		ModusLink Global Solutions, Inc	1,952
278	*	MoneyGram International, Inc	4,153
443		Monotype Imaging Holdings, Inc	6,906
1,800	*	Monster Worldwide, Inc	13,194

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
696	*	Move, Inc	$6,000
467	*	Netscout Systems, Inc	11,913
397	*	NetSuite, Inc	25,329
874	*	NeuStar, Inc (Class A)	34,986
789		NIC, Inc	11,677
3,067	*	Nuance Communications, Inc	76,338
293	*,e	OpenTable, Inc	12,189
155		Opnet Technologies, Inc	5,281
48,951		Oracle Corp	1,541,467
1,520	*	Parametric Technology Corp	33,136
4,276		Paychex, Inc	142,348
162	e	Pegasystems, Inc	4,704
320	*	Perficient, Inc	3,862
170	*	Pervasive Software, Inc	1,462
240	*	PRG-Schultz International, Inc	2,054
831	*	Progress Software Corp	17,775
80	*	Proofpoint, Inc	1,188
283	*	PROS Holdings, Inc	5,397
43	*	QAD, Inc (Class A)	584
1,081	*	QLIK Technologies, Inc	24,225
719	*,m	Quest Software, Inc	20,132
335	*	QuinStreet, Inc	2,811
1,383	*	Rackspace Hosting, Inc	91,402
299		RealNetworks, Inc	2,488
475	*,e	RealPage, Inc	10,735
2,400	*	Red Hat, Inc	136,656
453	*	Responsys, Inc	4,634
127	*	Rosetta Stone, Inc	1,619
1,436	*	Rovi Corp	20,836
286	*	Saba Software, Inc	2,857
3,586		SAIC, Inc	43,175
1,740	*	Salesforce.com, Inc	265,681
170	*,e	Sapiens International Corp NV	619
1,557		Sapient Corp	16,598
150	*	Sciquest, Inc	2,730
334	*	Seachange International, Inc	2,622
184	*	ServiceNow, Inc	7,117
634	*	ServiceSource International LLC	6,505
782	*	SolarWinds, Inc	43,589
1,004		Solera Holdings, Inc	44,045
376	*	Sourcefire, Inc	18,435
150	*,e	Spark Networks, Inc	918
197	*,m	Splunk, Inc	7,234
235	*	SPS Commerce, Inc	9,040
427	*	SS&C Technologies Holdings, Inc	10,765
192		Stamps.com, Inc	4,443
513	*	SupportSoft, Inc	2,170
9,430	*	Symantec Corp	169,740
90	*	Synacor, Inc	682
328	*	Synchronoss Technologies, Inc	7,511
1,849	*	Synopsys, Inc	61,054
190		Syntel, Inc	11,858
402	*	TA Indigo Holding Corp	2,629
925	*	Take-Two Interactive Software, Inc	9,648
383	*	Tangoe, Inc	5,029
132	*	TechTarget, Inc	780
205	*	TeleNav, Inc	1,224
455	*	TeleTech Holdings, Inc	7,758
2,163	*	Teradata Corp	163,112
2,110	*	TIBCO Software, Inc	63,785
1,671	*	TiVo, Inc	17,429
303	*	TNS, Inc	4,530
2,061		Total System Services, Inc	48,846
174	*,e	Travelzoo, Inc	4,101
432	*	Tyler Technologies, Inc	19,017
339	*	Ultimate Software Group, Inc	34,612
586	*	Unisys Corp	12,201

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,056		United Online, Inc	$5,829
1,006	*	Unwired Planet, Inc	1,932
1,094	*	Valueclick, Inc	18,806
499	*	Vantiv, Inc	10,753
248	*	Vasco Data Security International	2,326
1,365	*	VeriFone Systems, Inc	38,015
264	*	Verint Systems, Inc	7,244
2,200		VeriSign, Inc	107,118
574	*,e	VirnetX Holding Corp	14,597
156	*	Virtusa Corp	2,772
6,800		Visa, Inc (Class A)	913,104
527	*,e	VistaPrint Ltd	17,997
1,083	*	VMware, Inc (Class A)	104,769
202	*	Vocus, Inc	4,052
807	*,e	WebMD Health Corp (Class A)	11,322
564	*	Websense, Inc	8,827
367	*	Website Pros, Inc	6,588
7,826		Western Union Co	142,590
524	*	Wright Express Corp	36,533
16,331	*	Yahoo!, Inc	260,888
107	*,e	Yelp, Inc	2,894
743	*	Zix Corp	2,132
1,440	*	Zynga, Inc	4,090

		TOTAL SOFTWARE & SERVICES	19,470,146

TECHNOLOGY HARDWARE & EQUIPMENT - 7.3%
645	*,e	3D Systems Corp	21,188
738	*,e	Acme Packet, Inc	12,620
806	e	Adtran, Inc	13,928
400	*	Agilysys, Inc	3,440
30	*,e	Ambient Corp	158
2,157		Amphenol Corp (Class A)	127,004
200	*	Anaren, Inc	3,998
356		Anixter International, Inc	20,456
11,956		Apple, Inc	7,977,761
1,549	*	Arris Group, Inc	19,812
1,424	*	Arrow Electronics, Inc	48,003
1,423	*,e	Aruba Networks, Inc	31,996
80	*	Audience, Inc	496
424	*	Avid Technology, Inc	4,011
1,830	*	Avnet, Inc	53,235
583		AVX Corp	5,591
150		Aware, Inc	945
245	*	AX Holding Corp	1,624
258		Badger Meter, Inc	9,389
100		Bel Fuse, Inc (Class B)	1,868
750	*	Benchmark Electronics, Inc	11,452
226		Black Box Corp	5,765
1,360	*,e	Bookham, Inc	3,672
840	*	Brightpoint, Inc	7,543
5,865	*	Brocade Communications Systems, Inc	34,691
358	*	CalAmp Corp	2,939
469	*	Calix Networks, Inc	3,002
500	*	Checkpoint Systems, Inc	4,140
1,254	*,e	Ciena Corp	17,054
68,419		Cisco Systems, Inc	1,306,119
542		Cognex Corp	18,742
306	*	Coherent, Inc	14,033
330		Comtech Telecommunications Corp	9,121
2,770	*	Comverse Technology, Inc	17,035
19,277		Corning, Inc	253,493
347	*	Cray, Inc	4,407
409		CTS Corp	4,119
423		Daktronics, Inc	4,023
185	*	Datalink Corp	1,532
18,076		Dell, Inc	178,229
772		Diebold, Inc	26,024

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
400	*	Digi International, Inc	$4,064
633	*	Dolby Laboratories, Inc (Class A)	20,731
196	*	DTS, Inc	4,563
330	*	Echelon Corp	1,267
485	*	EchoStar Corp (Class A)	13,900
248		Electro Rent Corp	4,387
300		Electro Scientific Industries, Inc	3,666
630	*	Electronics for Imaging, Inc	10,464
26,666	*	EMC Corp	727,182
1,000	*	Emulex Corp	7,210
1,016	*	Extreme Networks, Inc	3,393
1,009	*	F5 Networks, Inc	105,642
252	*	Fabrinet	2,921
215	*	FARO Technologies, Inc	8,884
451		FEI Co	24,128
1,138	*	Finisar Corp	16,273
1,984		Flir Systems, Inc	39,630
1,128	*,e	Fusion-io, Inc	34,145
228	*	Globecomm Systems, Inc	2,542
327	*	GSI Group, Inc	2,914
1,150	*	Harmonic, Inc	5,221
1,483		Harris Corp	75,959
670	*	Harris Stratex Networks, Inc (Class A)	1,595
25,111		Hewlett-Packard Co	428,394
400	*	Imation Corp	2,236
289	*	Immersion Corp	1,581
1,220	*,e	Infinera Corp	6,686
2,058	*	Ingram Micro, Inc (Class A)	31,343
655	*	Insight Enterprises, Inc	11,449
564	e	InterDigital, Inc	21,026
745	*	Intermec, Inc	4,626
278	*	Intevac, Inc	1,699
466	*,e	InvenSense, Inc	5,569
407	*,e	IPG Photonics Corp	23,321
477	*	Itron, Inc	20,583
534	*	Ixia	8,581
2,392		Jabil Circuit, Inc	44,778
2,820	*	JDS Uniphase Corp	34,926
6,822	*	Juniper Networks, Inc	116,724
548	*	Kemet Corp	2,411
130	*	Key Tronic Corp	1,290
172	*	KVH Industries, Inc	2,320
972	e	Lexmark International, Inc (Class A)	21,627
261		Littelfuse, Inc	14,757
124		Loral Space & Communications, Inc	8,816
315	*	Maxwell Technologies, Inc	2,558
187	*	Measurement Specialties, Inc	6,167
375	*	Mercury Computer Systems, Inc	3,982
30		Mesa Laboratories, Inc	1,451
447		Methode Electronics, Inc	4,340
1,677		Molex, Inc	44,072
3,903		Motorola, Inc	197,297
221		MTS Systems Corp	11,835
160	*	Multi-Fineline Electronix, Inc	3,608
1,200		National Instruments Corp	30,204
2,098	*	NCR Corp	48,904
290	*,e	Neonode, Inc	1,093
4,695	*	NetApp, Inc	154,372
454	*	Netgear, Inc	17,316
407	*	Newport Corp	4,501
630	*,e	OCZ Technology Group, Inc	2,186
252	*	Oplink Communications, Inc	4,168
252	*	OSI Systems, Inc	19,616
90	*	Palo Alto Networks, Inc	5,541
232		Park Electrochemical Corp	5,761
935	*,e	Parkervision, Inc	2,188
230		PC-Tel, Inc	1,621

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
554		Plantronics, Inc	$19,573
511	*	Plexus Corp	15,478
2,192	*	Polycom, Inc	21,635
851	*	Power-One, Inc	4,766
248	*	Procera Networks, Inc	5,828
1,437	*	QLogic Corp	16,411
21,877		Qualcomm, Inc	1,367,094
4,721	*	Quantum Corp	7,601
301	*,e	Rackable Systems, Inc	2,739
187	*	Radisys Corp	673
485	*,e	RealD, Inc	4,336
181		Richardson Electronics Ltd	2,148
1,908	*	Riverbed Technology, Inc	44,399
383	*	Rofin-Sinar Technologies, Inc	7,557
200	*	Rogers Corp	8,472
3,074	*	SanDisk Corp	133,504
958	*	Sanmina-SCI Corp	8,133
321	*	Scansource, Inc	10,278
495	*	ShoreTel, Inc	2,025
3,028	*	Sonus Networks, Inc	5,693
488	*	STEC, Inc	3,294
234	*,e	Stratasys, Inc	12,730
258	*	Super Micro Computer, Inc	3,104
234		Sycamore Networks, Inc	3,604
396	*	Symmetricom, Inc	2,760
424	*,e	Synaptics, Inc	10,184
313	*	SYNNEX Corp	10,198
616	*	Tech Data Corp	27,905
4,811		Tellabs, Inc	17,031
210		Telular Corp	2,079
70		Tessco Technologies, Inc	1,482
1,589	*	Trimble Navigation Ltd	75,732
971	*	TTM Technologies, Inc	9,157
166	*,e	Ubiquiti Networks, Inc	1,975
527	*	Universal Display Corp	18,118
529	*,e	Viasat, Inc	19,774
1,895	*	Vishay Intertechnology, Inc	18,628
161	*	Vishay Precision Group, Inc	2,251
662	*	Westell Technologies, Inc	1,417
3,256		Western Digital Corp	126,105
17,108		Xerox Corp	125,573
721	*	Zebra Technologies Corp (Class A)	27,066
198	*	Zygo Corp	3,621

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	15,004,994

TELECOMMUNICATION SERVICES - 2.8%
754	*	8x8, Inc	4,946
74,656		AT&T, Inc	2,814,531
105		Atlantic Tele-Network, Inc	4,513
201	*,e	Boingo Wireless, Inc	1,596
277	*	Cbeyond Communications, Inc	2,731
7,920		CenturyTel, Inc	319,968
3,005	*	Cincinnati Bell, Inc	17,128
4,469	*,e	Clearwire Corp (Class A)	6,033
706		Cogent Communications Group, Inc	16,231
526	e	Consolidated Communications Holdings, Inc	9,042
3,883	*	Crown Castle International Corp	248,900
269	*,e	Fairpoint Communications, Inc	2,034
13,108	e	Frontier Communications Corp	64,229
464	*	General Communication, Inc (Class A)	4,547
126	*,e	Hawaiian Telcom Holdco, Inc	2,234
170		HickoryTech Corp	1,799
164		IDT Corp (Class B)	1,684
380	*	inContact, Inc	2,478
641	*	Iridium Communications, Inc	4,692
710	*,e	Leap Wireless International, Inc	4,842
2,242	*	Level 3 Communications, Inc	51,499

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
181		Lumos Networks Corp	$1,423
3,750	*	MetroPCS Communications, Inc	43,912
391	*	Neutral Tandem, Inc	3,668
2,115	*,e	NII Holdings, Inc (Class B)	16,603
181		NTELOS Holdings Corp	3,144
430	*	Orbcomm, Inc	1,608
762	*	Premiere Global Services, Inc	7,125
153		Primus Telecommunications Group, Inc	2,336
1,628	*	SBA Communications Corp (Class A)	102,401
364		Shenandoah Telecom Co	6,406
38,066	*	Sprint Nextel Corp	210,124
1,221		Telephone & Data Systems, Inc	31,270
420	*,e	Towerstream Corp	1,705
1,990	*	tw telecom inc (Class A)	51,879
200	*	US Cellular Corp	7,826
250		USA Mobility, Inc	2,967
36,275		Verizon Communications, Inc	1,653,052
1,236	*	Vonage Holdings Corp	2,818
7,924	e	Windstream Corp	80,112

		TOTAL TELECOMMUNICATION SERVICES	5,816,036

TRANSPORTATION - 1.7%
776	*	Air Transport Services Group, Inc	3,414
905	*	Alaska Air Group, Inc	31,729
191	*	Allegiant Travel Co	12,102
100		Amerco, Inc	10,636
300		Arkansas Best Corp	2,376
331	*	Atlas Air Worldwide Holdings, Inc	17,090
1,259	*	Avis Budget Group, Inc	19,363
250		Celadon Group, Inc	4,018
2,041		CH Robinson Worldwide, Inc	119,501
795		Con-Way, Inc	21,759
448		Copa Holdings S.A. (Class A)	36,409
13,852		CSX Corp	287,429
10,863	*	Delta Air Lines, Inc	99,505
347	*,e	Dollar Thrifty Automotive Group, Inc	30,165
134	*	Echo Global Logistics, Inc	2,298
2,817		Expeditors International Washington, Inc	102,426
4,164		FedEx Corp	352,358
548		Forward Air Corp	16,665
344	*,e	Genco Shipping & Trading Ltd	1,266
552	*	Genesee & Wyoming, Inc (Class A)	36,907
633	*	Hawaiian Holdings, Inc	3,538
666		Heartland Express, Inc	8,898
3,035	*	Hertz Global Holdings, Inc	41,671
500	*	Hub Group, Inc (Class A)	14,840
64		International Shipholding Corp	1,080
1,134		J.B. Hunt Transport Services, Inc	59,013
2,933	*	JetBlue Airways Corp	14,049
1,469		Kansas City Southern Industries, Inc	111,321
708	*	Kirby Corp	39,138
691		Knight Transportation, Inc	9,881
644		Landstar System, Inc	30,448
384		Marten Transport Ltd	6,747
519		Matson, Inc	10,852
4,137		Norfolk Southern Corp	263,237
1,056	*	Old Dominion Freight Line	31,849
443	*	Pacer International, Inc	1,763
96	*	Park-Ohio Holdings Corp	2,080
48	*	Patriot Transportation Holding, Inc	1,338
772	*	Quality Distribution, Inc	7,141
308	*	RailAmerica, Inc	8,461
220	*,e	Rand Logistics, Inc	1,657
421	*	Republic Airways Holdings, Inc	1,949
125	*	Roadrunner Transportation Services Holdings, Inc	2,023
655		Ryder System, Inc	25,584
133	*	Saia, Inc	2,679

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
692		Skywest, Inc	$7,148
9,168		Southwest Airlines Co	80,403
190	*	Spirit Airlines, Inc	3,245
985	*	Swift Transportation Co, Inc	8,491
4,194	*	UAL Corp	81,783
6,096		Union Pacific Corp	723,595
9,200		United Parcel Service, Inc (Class B)	658,444
68		Universal Truckload Services, Inc	1,086
2,521	*,e	US Airways Group, Inc	26,370
1,203		UTI Worldwide, Inc	16,204
511		Werner Enterprises, Inc	10,920
239	*,e	Wesco Aircraft Holdings, Inc	3,265
220	*,e	XPO Logistics, Inc	2,693
341	*,e	Zipcar, Inc	2,653

		TOTAL TRANSPORTATION	3,534,953

UTILITIES - 3.5%
8,727	*	AES Corp	95,735
1,553		AGL Resources, Inc	63,533
597		Allete, Inc	24,919
1,411		Alliant Energy Corp	61,223
2,990		Ameren Corp	97,683
310	*,e	American DG Energy, Inc	803
6,169		American Electric Power Co, Inc	271,066
225		American States Water Co	9,997
2,339		American Water Works Co, Inc	86,683
1,767		Aqua America, Inc	43,751
77		Artesian Resources Corp	1,789
1,442	e	Atlantic Power Corp	21,572
1,110		Atmos Energy Corp	39,727
749		Avista Corp	19,279
557		Black Hills Corp	19,812
130	*,e	Cadiz, Inc	1,262
468		California Water Service Group	8,728
5,138	*	Calpine Corp	88,887
5,394		Centerpoint Energy, Inc	114,892
250		CH Energy Group, Inc	16,302
107		Chesapeake Utilities Corp	5,068
757		Cleco Corp	31,779
3,237		CMS Energy Corp	76,231
98		Connecticut Water Service, Inc	3,126
3,719		Consolidated Edison, Inc	222,731
160		Consolidated Water Co, Inc	1,323
90		Delta Natural Gas Co, Inc	1,742
7,199		Dominion Resources, Inc	381,115
2,106		DTE Energy Co	126,234
8,992		Duke Energy Corp	582,682
4,138		Edison International	189,065
600		El Paso Electric Co	20,550
648		Empire District Electric Co	13,964
2,251		Entergy Corp	155,994
10,495		Exelon Corp	373,412
5,213		FirstEnergy Corp	229,893
164		Genie Energy Ltd	1,176
1,857		Great Plains Energy, Inc	41,337
1,196		Hawaiian Electric Industries, Inc	31,467
750		Idacorp, Inc	32,453
972		Integrys Energy Group, Inc	50,738
695		ITC Holdings Corp	52,528
400		Laclede Group, Inc	17,200
2,402		MDU Resources Group, Inc	52,940
419		MGE Energy, Inc	22,203
155		Middlesex Water Co	2,970
960		National Fuel Gas Co	51,878
646		New Jersey Resources Corp	29,535
5,329		NextEra Energy, Inc	374,789
3,472		NiSource, Inc	88,467

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
3,861		Northeast Utilities	$147,606
333		Northwest Natural Gas Co	16,397
435		NorthWestern Corp	15,760
2,998		NRG Energy, Inc	64,127
2,932		NV Energy, Inc	52,805
1,291		OGE Energy Corp	71,599
2,664		Oneok, Inc	128,698
240		Ormat Technologies, Inc	4,500
540		Otter Tail Corp	12,884
3,101		Pepco Holdings, Inc	58,609
5,405		PG&E Corp	230,631
947		Piedmont Natural Gas Co, Inc	30,759
1,348		Pinnacle West Capital Corp	71,174
1,049		PNM Resources, Inc	22,060
1,142		Portland General Electric Co	30,880
7,253		PPL Corp	210,700
6,478		Public Service Enterprise Group, Inc	208,462
2,262		Questar Corp	45,986
9,167	*	RRI Energy, Inc	23,193
1,500		SCANA Corp	72,405
3,061		Sempra Energy	197,404
138		SJW Corp	3,500
487		South Jersey Industries, Inc	25,777
11,164		Southern Co	514,549
587		Southwest Gas Corp	25,945
2,675		TECO Energy, Inc	47,454
1,412		UGI Corp	44,831
895		UIL Holdings Corp	32,095
126		Unitil Corp	3,430
511		UNS Energy Corp	21,390
980		Vectren Corp	28,028
1,603		Westar Energy, Inc	47,545
691		WGL Holdings, Inc	27,813
2,979		Wisconsin Energy Corp	112,219
6,137		Xcel Energy, Inc	170,056
142		York Water Co	2,604

		TOTAL UTILITIES	7,176,108

		TOTAL COMMON STOCKS (Cost $167,323,321)	203,258,558

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
178	e,m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
955		Allos Therapeutics, Inc	19

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	19

RETAILING - 0.0%
123		Liberty Ventures	1,665

		TOTAL RETAILING	1,665

		TOTAL RIGHTS / WARRANTS (Cost $1,663)	1,684

SHORT-TERM INVESTMENTS - 2.1%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.1%
4,394,832	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	4,394,832

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,394,832

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,394,832)	4,394,832

		TOTAL INVESTMENTS - 101.5% (Cost $171,719,816)	207,655,074
		OTHER ASSETS & LIABILITIES, NET - (1.5)%	(3,000,119)

		NET ASSETS - 100.0%	$204,654,955

TIAA-CREF LIFE FUNDS - Stock Index Fund

Abbreviation(s):

REIT Real Estate Investment Trust

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,243,493.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

AUTOMOBILES & COMPONENTS - 1.3%
937	*	American Axle & Manufacturing Holdings, Inc	$10,560
325	*	BorgWarner, Inc	22,461
20,194		Ford Motor Co	199,113
64	*	Fuel Systems Solutions, Inc	1,100
1,932		Harley-Davidson, Inc	81,859
6,093		Johnson Controls, Inc	166,948
292	*	Modine Manufacturing Co	2,155
202		Spartan Motors, Inc	1,010
339		Superior Industries International, Inc	5,794
853	*	Tenneco, Inc	23,884
66	*	Tesla Motors, Inc	1,932

		TOTAL AUTOMOBILES & COMPONENTS	516,816

BANKS - 3.2%
46		Associated Banc-Corp	606
196		Bank of Hawaii Corp	8,942
8,225		BB&T Corp	272,741
363		CapitalSource, Inc	2,752
38		Capitol Federal Financial	454
72		Centerstate Banks of Florida, Inc	642
513	*	Citizens Republic Bancorp, Inc	9,927
1,303		Comerica, Inc	40,458
22		Community Bank System, Inc	620
69		Cullen/Frost Bankers, Inc	3,963
880		First Horizon National Corp	8,474
34		Home Federal Bancorp, Inc	385
1,717		Hudson City Bancorp, Inc	13,668
1,357		Huntington Bancshares, Inc	9,363
9,626		Keycorp	84,131
1,250		M&T Bank Corp	118,950
161		MainSource Financial Group, Inc	2,067
1,196		New York Community Bancorp, Inc	16,936
145		Old National Bancorp	1,973
18		Peoples Bancorp, Inc	412
189		People’s United Financial, Inc	2,294
4,452		PNC Financial Services Group, Inc	280,921
448	*	Popular, Inc	7,809
355		Provident Financial Services, Inc	5,605
220		Radian Group, Inc	955
10,988		Regions Financial Corp	79,223
223	*	SVB Financial Group	13,483
31		TCF Financial Corp	370
10,756		US Bancorp	368,931
107		Webster Financial Corp	2,536
1,000	*	Wilshire Bancorp, Inc	6,300
290		Zions Bancorporation	5,990

		TOTAL BANKS	1,371,881

CAPITAL GOODS - 7.7%
3,956		3M Co	365,613
89		A.O. Smith Corp	5,121
103		Actuant Corp (Class A)	2,948
39		Acuity Brands, Inc	2,468
19	*	American Superconductor Corp	79
5,185		Ametek, Inc	183,808
100		Apogee Enterprises, Inc	1,962

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
17		Applied Industrial Technologies, Inc	$704
400	*	ArvinMeritor, Inc	1,696
90	*	Astec Industries, Inc	2,845
963		Barnes Group, Inc	24,085
200		Briggs & Stratton Corp	3,734
515	*	Builders FirstSource, Inc	2,673
33	*	Chart Industries, Inc	2,437
12		Clarcor, Inc	536
81	*	Colfax Corp	2,970
403		Cooper Industries plc	30,249
1,664		Cummins, Inc	153,437
5,091		Danaher Corp	280,769
3,049		Deere & Co	251,512
531		Dover Corp	31,589
2,383		Eaton Corp	112,621
5,715		Emerson Electric Co	275,863
1,242		Fastenal Co	53,394
312	*	FuelCell Energy, Inc	275
17		Gardner Denver, Inc	1,027
350	*	Gibraltar Industries, Inc	4,487
548		Graco, Inc	27,553
377	*	GrafTech International Ltd	3,389
117	*	Hexcel Corp	2,810
4,491		Illinois Tool Works, Inc	267,079
1,052		Ingersoll-Rand plc	47,151
55		Insteel Industries, Inc	645
80	*	Layne Christensen Co	1,569
301		LB Foster Co (Class A)	9,734
176		Lincoln Electric Holdings, Inc	6,873
3,652		Masco Corp	54,962
59		MSC Industrial Direct Co (Class A)	3,980
905	*	NCI Building Systems, Inc	9,077
1,172		Nordson Corp	68,703
1,302	*	Owens Corning, Inc	43,565
2,247		Paccar, Inc	89,936
380		Pall Corp	24,126
274		Parker Hannifin Corp	22,901
245		Pentair, Inc	10,905
342	*	Polypore International, Inc	12,090
1,507		Precision Castparts Corp	246,153
240		Quanex Building Products Corp	4,522
937	*	Quanta Services, Inc	23,144
741		Rockwell Automation, Inc	51,537
337		Rockwell Collins, Inc	18,077
400		Roper Industries, Inc	43,956
15		Simpson Manufacturing Co, Inc	429
147		Snap-On, Inc	10,565
1,656	*	Spirit Aerosystems Holdings, Inc (Class A)	36,780
832		Tennant Co	35,626
143		Timken Co	5,314
306	*	United Rentals, Inc	10,009
383	*	USG Corp	8,407
23		Valmont Industries, Inc	3,025
1,000		W.W. Grainger, Inc	208,371
326	*	WABCO Holdings, Inc	18,800
8		Watsco, Inc	606
215	*	WESCO International, Inc	12,298
348		Westinghouse Air Brake Technologies Corp	27,941
86		Xylem, Inc	2,163

		TOTAL CAPITAL GOODS	3,273,673

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
1,554	*	ACCO Brands Corp	10,085
1,453		Avery Dennison Corp	46,235
42		Corporate Executive Board Co	2,252

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
160		Deluxe Corp	$4,890
650		Dun & Bradstreet Corp	51,754
176		Equifax, Inc	8,198
68		Herman Miller, Inc	1,322
168		HNI Corp	4,286
73	*	IHS, Inc (Class A)	7,107
885		Iron Mountain, Inc	30,187
238		Manpower, Inc	8,758
266		Pitney Bowes, Inc	3,676
1,278		Robert Half International, Inc	34,033
318	*	Tetra Tech, Inc	8,351
3,724		Tyco International Ltd	209,512
1,392		Waste Management, Inc	44,655

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	475,301

CONSUMER DURABLES & APPAREL - 1.2%
200		Callaway Golf Co	1,228
91	*	Carter’s, Inc	4,899
5		Columbia Sportswear Co	270
14	*	Deckers Outdoor Corp	513
13		Hasbro, Inc	496
16	*	Iconix Brand Group, Inc	292
4,163		Mattel, Inc	147,703
76	*	Mohawk Industries, Inc	6,082
200		Movado Group, Inc	6,744
2,490		Nike, Inc (Class B)	236,327
152		Oxford Industries, Inc	8,580
217		Ryland Group, Inc	6,510
71	*	Tempur-Pedic International, Inc	2,122
7		True Religion Apparel, Inc	149
128		Tupperware Corp	6,859
202	*	Under Armour, Inc (Class A)	11,278
325		VF Corp	51,792
7	*	Warnaco Group, Inc	363

		TOTAL CONSUMER DURABLES & APPAREL	492,207

CONSUMER SERVICES - 2.4%
288	*	AFC Enterprises	7,085
55		Bob Evans Farms, Inc	2,152
200		Brinker International, Inc	7,060
61	*	Chipotle Mexican Grill, Inc (Class A)	19,370
816		Choice Hotels International, Inc	26,104
69	*	Coinstar, Inc	3,104
695		Darden Restaurants, Inc	38,746
13	*	DineEquity, Inc	728
128		Domino’s Pizza, Inc	4,826
60		Dunkin Brands Group, Inc	1,752
2,911		Marriott International, Inc (Class A)	113,820
4,772		McDonald’s Corp	437,831
29	*	Panera Bread Co (Class A)	4,956
266		Royal Caribbean Cruises Ltd	8,036
646	*	Ryman Hospitality Properties	25,536
177	*	Sonic Corp	1,818
5,443		Starbucks Corp	276,232
1,068		Starwood Hotels & Resorts Worldwide, Inc	61,901
6		Vail Resorts, Inc	346

		TOTAL CONSUMER SERVICES	1,041,403

DIVERSIFIED FINANCIALS - 6.2%
2,183	*	American Capital Ltd	24,755
5,922		American Express Co	336,725
1,543		Ameriprise Financial, Inc	87,473
10,827		Bank of New York Mellon Corp	244,906
1,178		BlackRock, Inc	210,037

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,874		Capital One Financial Corp	$277,867
11,610		Charles Schwab Corp	148,492
2,527		CME Group, Inc	144,796
5,399		Discover Financial Services	214,502
144		Eaton Vance Corp	4,170
363		Evercore Partners, Inc (Class A)	9,801
1,953		Franklin Resources, Inc	244,262
733	*	IntercontinentalExchange, Inc	97,790
3,992		Invesco Ltd	99,760
466		Janus Capital Group, Inc	4,399
566		Legg Mason, Inc	13,969
672		Nasdaq Stock Market, Inc	15,654
1,111	*	NewStar Financial, Inc	13,321
1,881		Northern Trust Corp	87,307
1,978		NYSE Euronext	48,758
176	*	PHH Corp	3,582
3,861		State Street Corp	162,008
2,269		T Rowe Price Group, Inc	143,628
123		Triangle Capital Corp	3,156

		TOTAL DIVERSIFIED FINANCIALS	2,641,118

ENERGY - 9.0%
128		Alon USA Energy, Inc	1,754
2,543		Apache Corp	219,893
108	*	Atwood Oceanics, Inc	4,909
113	*	C&J Energy Services, Inc	2,249
2,135	*	Cameron International Corp	119,708
181		CARBO Ceramics, Inc	11,389
136	*	Carrizo Oil & Gas, Inc	3,401
1,448	*	Cheniere Energy, Inc	22,516
776		Cimarex Energy Co	45,435
1,962	*	Clean Energy Fuels Corp	25,840
246	*	Comstock Resources, Inc	4,521
232	*	Concho Resources, Inc	21,982
382	*	Contango Oil & Gas Co	18,771
1,156	*	Continental Resources, Inc	88,896
1,646		Crosstex Energy, Inc	23,093
135	*	CVR Energy, Inc	4,961
980	*	CVR Energy, Inc (Contingent value right)	6,615
112	*	Dawson Geophysical Co	2,829
3,831	*	Denbury Resources, Inc	61,909
3,482	*	Devon Energy Corp	210,661
95	*	Dresser-Rand Group, Inc	5,235
2,638		EOG Resources, Inc	295,589
2,538		Equitable Resources, Inc	149,742
49	*	Exterran Holdings, Inc	994
2,419	*	FMC Technologies, Inc	111,999
33	*	Geospace Technologies Corp	4,040
512	*	Goodrich Petroleum Corp	6,472
166		Gulf Island Fabrication, Inc	4,626
1,203	*	Hercules Offshore, Inc	5,871
2,949		Hess Corp	158,420
1,199	*	Hornbeck Offshore Services, Inc	43,943
564	*	ION Geophysical Corp	3,914
344	*	Key Energy Services, Inc	2,408
258	*	Kinder Morgan Management LLC	19,711
5,337	*	Kodiak Oil & Gas Corp	49,954
6,053		Marathon Oil Corp	178,987
2,000		Marathon Petroleum Corp	109,180
159	*	Matrix Service Co	1,681
3,753		National Oilwell Varco, Inc	300,652
103	*	Natural Gas Services Group, Inc	1,540
871	*	Newfield Exploration Co	27,280
1,424		Noble Corp	50,951
2,437		Noble Energy, Inc	225,935

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
230	*	Northern Oil And Gas, Inc	$3,908
166	*	Oasis Petroleum, Inc	4,892
307		Oceaneering International, Inc	16,962
227	*	Oil States International, Inc	18,037
753	*	Parker Drilling Co	3,185
259	*	PDC Energy, Inc	8,192
415	*	Petroquest Energy, Inc	2,785
697	*	Pioneer Energy Services Corp	5,430
1,663		Pioneer Natural Resources Co	173,617
290	*	Plains Exploration & Production Co	10,866
2,262		Questar Market Resources, Inc	71,615
846	*	Quicksilver Resources, Inc	3,460
1,135		Range Resources Corp	79,302
7,841	*	Rentech, Inc	19,289
233	*	Rex Energy Corp	3,111
5		SEACOR Holdings, Inc	417
2,662	*	Southwestern Energy Co	92,584
7,556		Spectra Energy Corp	221,844
858		St. Mary Land & Exploration Co	46,426
582		Sunoco, Inc	27,255
695	*	Superior Energy Services	14,261
67		Tidewater, Inc	3,252
640	*	Ultra Petroleum Corp	14,067
367	*	Unit Corp	15,231
7,360	*	Weatherford International Ltd	93,325
2,525		Western Refining, Inc	66,105
1,026	*	Whiting Petroleum Corp	48,612
3,496		Williams Cos, Inc	122,255

		TOTAL ENERGY	3,850,741

FOOD & STAPLES RETAILING - 0.9%
11		Casey's General Stores, Inc	629
8		Harris Teeter Supermarkets, Inc	311
2,965		Kroger Co	69,796
2,516		Safeway, Inc	40,482
128		Spartan Stores, Inc	1,960
6,623		Sysco Corp	207,101
733		Whole Foods Market, Inc	71,394

		TOTAL FOOD & STAPLES RETAILING	391,673

FOOD, BEVERAGE & TOBACCO - 4.3%
125		Bunge Ltd	8,381
2,543		Campbell Soup Co	88,547
1,029		ConAgra Foods, Inc	28,390
151	*	Darling International, Inc	2,762
240		Dr Pepper Snapple Group, Inc	10,687
85		Flowers Foods, Inc	1,715
6,404		General Mills, Inc	255,199
554	*	Green Mountain Coffee Roasters, Inc	13,158
3,538		H.J. Heinz Co	197,951
45	*	Hain Celestial Group, Inc	2,835
1,114		Hillshire Brands Co	29,833
168		Hormel Foods Corp	4,912
312		J.M. Smucker Co	26,935
4,342		Kellogg Co	224,308
9,503		Kraft Foods, Inc (Class A)	392,949
51		Lancaster Colony Corp	3,736
194		McCormick & Co, Inc	12,036
584		Mead Johnson Nutrition Co	42,796
6,872		PepsiCo, Inc	486,332
82		Tootsie Roll Industries, Inc	2,212

		TOTAL FOOD, BEVERAGE & TOBACCO	1,835,674

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 3.6%
3,621		Aetna, Inc	$143,391
113	*	Amerigroup Corp	10,332
55	*	Amsurg Corp	1,561
4,955		Baxter International, Inc	298,588
2,581		Becton Dickinson & Co	202,763
432	*	Centene Corp	16,161
41		Chemed Corp	2,841
1,469		Cigna Corp	69,292
121	*	Edwards Lifesciences Corp	12,992
85	*	Greatbatch, Inc	2,068
147	*	Henry Schein, Inc	11,653
570		Hill-Rom Holdings, Inc	16,564
84	*	HMS Holdings Corp	2,808
945		Humana, Inc	66,292
337	*	Idexx Laboratories, Inc	33,481
33		Invacare Corp	467
479	*	Inverness Medical Innovations, Inc	9,336
434	*	LifePoint Hospitals, Inc	18,567
80	*	MAKO Surgical Corp	1,393
7,643		Medtronic, Inc	329,566
438	*	Molina Healthcare, Inc	11,016
70	*	MWI Veterinary Supply, Inc	7,468
61		Owens & Minor, Inc	1,823
96	*	Palomar Medical Technologies, Inc	906
674		Patterson Cos, Inc	23,078
307		Resmed, Inc	12,424
293		STERIS Corp	10,393
3,597		WellPoint, Inc	208,661

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,525,885

HOUSEHOLD & PERSONAL PRODUCTS - 3.5%
1,491		Avon Products, Inc	23,781
320		Clorox Co	23,056
2,883		Colgate-Palmolive Co	309,115
2,225		Estee Lauder Cos (Class A)	136,993
179		Herbalife Ltd	8,485
3,238		Kimberly-Clark Corp	277,756
350	*	Medifast, Inc	9,153
124		Nu Skin Enterprises, Inc (Class A)	4,815
10,410		Procter & Gamble Co	722,038

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,515,192

INSURANCE - 5.9%
3,485		ACE Ltd	263,466
4,908		Aflac, Inc	234,995
487	*	Arch Capital Group Ltd	20,298
105		Arthur J. Gallagher & Co	3,761
1,032		Aspen Insurance Holdings Ltd	31,466
809		Assurant, Inc	30,176
239		Axis Capital Holdings Ltd	8,346
7,053	*	Berkshire Hathaway, Inc (Class B)	622,074
3,341		Chubb Corp	254,851
3,564		Cincinnati Financial Corp	135,040
429		Endurance Specialty Holdings Ltd	16,517
4,803	*	Genworth Financial, Inc (Class A)	25,120
48	*	Markel Corp	22,008
782		Marsh & McLennan Cos, Inc	26,533
969		Montpelier Re Holdings Ltd	21,444
436	*	National Financial Partners Corp	7,368
107		PartnerRe Ltd	7,948
171	*	Phoenix Cos, Inc	5,245
414		Platinum Underwriters Holdings Ltd	16,920
2,822		Principal Financial Group	76,025

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
7		ProAssurance Corp	$633
7,466		Progressive Corp	154,845
300		Protective Life Corp	7,863
4,302		Prudential Financial, Inc	234,502
40		RenaissanceRe Holdings Ltd	3,082
8		RLI Corp	533
18		Selective Insurance Group, Inc	342
36		Stancorp Financial Group, Inc	1,125
3,920		Travelers Cos, Inc	267,578

		TOTAL INSURANCE	2,500,104

MATERIALS - 5.0%
19	*	AEP Industries, Inc	1,151
2,469		Air Products & Chemicals, Inc	204,186
7,098		Alcoa, Inc	62,817
546		Allegheny Technologies, Inc	17,417
1,222	*	Allied Nevada Gold Corp	47,731
1,033		AMCOL International Corp	34,998
204		Aptargroup, Inc	10,549
497		Ball Corp	21,028
711		Bemis Co, Inc	22,375
442		Buckeye Technologies, Inc	14,171
64		Carpenter Technology Corp	3,348
350		Celanese Corp (Series A)	13,269
18	*	Clearwater Paper Corp	744
1,669		Cleveland-Cliffs, Inc	65,308
1,372	*	Coeur d'Alene Mines Corp	39,555
1,032		Commercial Metals Co	13,622
110		Compass Minerals International, Inc	8,205
46		Domtar Corp	3,601
287		Eastman Chemical Co	16,362
3,353		Ecolab, Inc	217,308
265	*	Flotek Industries, Inc	3,358
609	*	General Moly, Inc	1,931
682		H.B. Fuller Co	20,924
182		Innophos Holdings, Inc	8,825
72		International Flavors & Fragrances, Inc	4,290
1,828		International Paper Co	66,392
97	*	Landec Corp	1,111
1,359	*	Louisiana-Pacific Corp	16,988
5,054		LyondellBasell Industries AF S.C.A	261,090
153	*	McEwen Mining, Inc	702
1,688		MeadWestvaco Corp	51,652
196		Minerals Technologies, Inc	13,902
286	*	Molycorp, Inc	3,289
4,198		Nucor Corp	160,616
506	*	Owens-Illinois, Inc	9,493
2,497		Praxair, Inc	259,388
54		Rock-Tenn Co (Class A)	3,898
124		Rockwood Holdings, Inc	5,778
1,141		Royal Gold, Inc	113,941
157		Sealed Air Corp	2,427
241		Sherwin-Williams Co	35,887
1,694		Sigma-Aldrich Corp	121,917
869		Sonoco Products Co	26,930
586	*	Stillwater Mining Co	6,909
231	*	SunCoke Energy, Inc	3,724
572		Titanium Metals Corp	7,339
500		Tredegar Corp	8,870
473		Valspar Corp	26,535
79		Wausau Paper Corp	732
116		Westlake Chemical Corp	8,475
2,370	*	Worthington Industries, Inc	51,334

		TOTAL MATERIALS	2,126,392

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

MEDIA - 2.4%
1,465		Cablevision Systems Corp (Class A)	$23,220
156		Cinemark Holdings, Inc	3,499
24	*	Digital Generation, Inc	273
3,409	*	Discovery Communications, Inc (Class A)	203,278
423	*	Discovery Communications, Inc (Class C)	23,705
327	*	DreamWorks Animation SKG, Inc (Class A)	6,288
179	*	Fisher Communications, Inc	6,580
83		John Wiley & Sons, Inc (Class A)	3,814
2,109	*	Journal Communications, Inc (Class A)	10,967
2,338	*	Liberty Global, Inc (Class A)	142,034
196	*	Liberty Interactive LLC	20,417
1,806	*	New York Times Co (Class A)	17,627
118		Scripps Networks Interactive (Class A)	7,225
3,126		Time Warner Cable, Inc	297,157
2,377		Time Warner, Inc	107,749
432	*	Valassis Communications, Inc	10,666
2,824		Virgin Media, Inc	83,139
160		Washington Post Co (Class B)	58,085

		TOTAL MEDIA	1,025,723

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
6,677		Abbott Laboratories	457,775
100	*	Affymetrix, Inc	433
2,954		Agilent Technologies, Inc	113,581
856	*	Akorn, Inc	11,316
1,205	*	Ariad Pharmaceuticals, Inc	29,191
101	*	Auxilium Pharmaceuticals, Inc	2,470
1,888	*	Biogen Idec, Inc	281,746
9,755		Bristol-Myers Squibb Co	329,231
259	*	Cambrex Corp	3,038
420	*	Cepheid, Inc	14,494
1,016	*	Endo Pharmaceuticals Holdings, Inc	32,228
300	*	Geron Corp	510
5,136	*	Gilead Sciences, Inc	340,671
926	*	Incyte Corp	16,714
10,030		Johnson & Johnson	691,168
1,143	*	Life Technologies Corp	55,870
12,745		Merck & Co, Inc	574,800
1,668	*	Nektar Therapeutics	17,814
652	*	Neurocrine Biosciences, Inc	5,203
107	*	Onyx Pharmaceuticals, Inc	9,042
1,489		PDL BioPharma, Inc	11,450
96		PerkinElmer, Inc	2,829
227	*	Progenics Pharmaceuticals, Inc	651
659	*	Salix Pharmaceuticals Ltd	27,902
520	*	Sangamo Biosciences, Inc	3,162
1,294	*	SIGA Technologies, Inc	4,141
109	*	Synta Pharmaceuticals Corp	831
70		Techne Corp	5,036
131	*	United Therapeutics Corp	7,320
143	*	Vertex Pharmaceuticals, Inc	8,001
1,988	*	Vivus, Inc	35,426
488	*	Waters Corp	40,665

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,134,709

REAL ESTATE - 3.8%
2,657		AMB Property Corp	93,075
83		American Campus Communities, Inc	3,642
3,952		American Tower Corp	282,132
10,364		Annaly Capital Management, Inc	174,530
941		Boston Properties, Inc	104,084
1,541	*	CBRE Group, Inc	28,370
93		Colonial Properties Trust	1,958

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
165		Douglas Emmett, Inc	$3,807
1,443		Duke Realty Corp	21,212
29		Equity One, Inc	611
136		Federal Realty Investment Trust	14,321
2,363	*	First Industrial Realty Trust, Inc	31,050
4,199		HCP, Inc	186,772
754		Health Care REIT, Inc	43,544
89		Healthcare Realty Trust, Inc	2,051
5,793		Host Marriott Corp	92,978
15		Jones Lang LaSalle, Inc	1,145
14		Kilroy Realty Corp	627
125		LaSalle Hotel Properties	3,336
325		Liberty Property Trust	11,778
426		Macerich Co	24,380
107		Mid-America Apartment Communities, Inc	6,988
105		Post Properties, Inc	5,036
2,100		RAIT Investment Trust	11,025
78		Regency Centers Corp	3,801
2,103		Simon Property Group, Inc	319,255
917		Ventas, Inc	57,083
1,176		Vornado Realty Trust	95,315
17		Washington Real Estate Investment Trust	456

		TOTAL REAL ESTATE	1,624,362

RETAILING - 4.5%
130		Advance Auto Parts, Inc	8,897
1,002		American Eagle Outfitters, Inc	21,122
253	*	Ann Taylor Stores Corp	9,546
386	*	Autozone, Inc	142,693
149	*	Barnes & Noble, Inc	1,904
1,687	*	Bed Bath & Beyond, Inc	106,281
1,674		Best Buy Co, Inc	28,776
62	*	Cabela’s, Inc	3,390
642	*	Carmax, Inc	18,169
8		Chico’s FAS, Inc	145
163	*	Collective Brands, Inc	3,539
532		Foot Locker, Inc	18,886
6		GameStop Corp (Class A)	126
4,068		Gap, Inc	145,553
45	*	Genesco, Inc	3,003
2,394		Genuine Parts Co	146,106
184		GNC Holdings, Inc	7,170
312		HSN, Inc	15,304
411		JC Penney Co, Inc	9,983
2,105		Kohl’s Corp	107,818
3,852	*	Liberty Media Holding Corp (Interactive A)	71,261
38	*	LKQ Corp	703
9,076		Lowe’s Companies, Inc	274,457
1,601		Macy’s, Inc	60,230
16		Men’s Wearhouse, Inc	551
529		Nordstrom, Inc	29,190
700	*	Office Depot, Inc	1,792
73	*	O’Reilly Automotive, Inc	6,104
309		Petsmart, Inc	21,315
278		Pier 1 Imports, Inc	5,210
200		RadioShack Corp	476
126		Ross Stores, Inc	8,140
184	*	Sally Beauty Holdings, Inc	4,617
71	*	Shutterfly, Inc	2,210
114		Signet Jewelers Ltd	5,559
4,706		Staples, Inc	54,213
4,763		Target Corp	302,308
135		Tiffany & Co	8,354
6,543		TJX Companies, Inc	293,060
7		Williams-Sonoma, Inc	308

		TOTAL RETAILING	1,948,469

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
645	*	Advanced Energy Industries, Inc	$7,946
8,596	*	Advanced Micro Devices, Inc	28,969
981		Analog Devices, Inc	38,445
17,284		Applied Materials, Inc	192,976
51		Cabot Microelectronics Corp	1,792
125	*	Cirrus Logic, Inc	4,799
174		Cypress Semiconductor Corp	1,865
930	*	Entegris, Inc	7,561
20,498		Intel Corp	464,895
170	*	Lam Research Corp	5,403
499	*	Lattice Semiconductor Corp	1,911
232	*	LTX-Credence Corp	1,334
111		Microchip Technology, Inc	3,634
134		MKS Instruments, Inc	3,416
4,772	*	Nvidia Corp	63,658
146	*	Omnivision Technologies, Inc	2,037
4,262	*	ON Semiconductor Corp	26,297
706	*	RF Micro Devices, Inc	2,789
210	*	Sigma Designs, Inc	1,388
773	*	Skyworks Solutions, Inc	18,216
937	*	SunPower Corp	4,226
315	*	Teradyne, Inc	4,479
9,371		Texas Instruments, Inc	258,171
170	*	Ultratech, Inc	5,335

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,151,542

SOFTWARE & SERVICES - 9.4%
4,757		Accenture plc	333,133
4,164	*	Adobe Systems, Inc	135,163
171	*	AOL, Inc	6,024
1,585	*	Autodesk, Inc	52,891
100	*	Blucora, Inc	1,781
1,009		Broadridge Financial Solutions, Inc	23,540
3,828		CA, Inc	98,628
191	*	Cadence Design Systems, Inc	2,457
1,025	*	Citrix Systems, Inc	78,484
3,470	*	Cognizant Technology Solutions Corp (Class A)	242,622
847	*	Compuware Corp	8,394
155		Convergys Corp	2,429
710		Earthlink, Inc	5,055
49		Factset Research Systems, Inc	4,725
239	*	Fortinet, Inc	5,769
104		Global Payments, Inc	4,350
972	*	Google, Inc (Class A)	733,375
722	*	Informatica Corp	25,133
3,860		International Business Machines Corp	800,757
3,388		Intuit, Inc	199,485
205	*	Liquidity Services, Inc	10,293
55	*	NetSuite, Inc	3,509
120	*	NeuStar, Inc (Class A)	4,804
1,258		NIC, Inc	18,618
227	*	Nuance Communications, Inc	5,650
49	*	OpenTable, Inc	2,038
16,643		Oracle Corp	524,089
1,550	*	Salesforce.com, Inc	236,670
123	*	SolarWinds, Inc	6,856
7,478	*	Symantec Corp	134,604
340	*	Teradata Corp	25,639
146	*	Ultimate Software Group, Inc	14,907
14,903	*	Yahoo!, Inc	238,076

		TOTAL SOFTWARE & SERVICES	3,989,948

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
536	*	Acme Packet, Inc	$9,166
914	*	Aruba Networks, Inc	20,551
97	*	Avid Technology, Inc	918
147	*	Benchmark Electronics, Inc	2,245
553	*	Bookham, Inc	1,493
24,913		Cisco Systems, Inc	475,590
21		Cognex Corp	726
1,633		Corning, Inc	21,473
1,082	*	Cray, Inc	13,741
16,415		Dell, Inc	161,852
9	*	DTS, Inc	210
13,142	*	EMC Corp	358,381
810	*	Finisar Corp	11,583
707	*	Flextronics International Ltd	4,242
293	*	Fusion-io, Inc	8,869
11,363		Hewlett-Packard Co	193,853
345	*	Ingram Micro, Inc (Class A)	5,254
169		InterDigital, Inc	6,300
124	*	Intevac, Inc	758
236	*	IPG Photonics Corp	13,522
14	*	Itron, Inc	604
462		Jabil Circuit, Inc	8,649
449		Lexmark International, Inc (Class A)	9,990
24		Molex, Inc	631
3,766		Motorola, Inc	190,371
60	*	Netgear, Inc	2,288
645	*	Oplink Communications, Inc	10,668
340		Plantronics, Inc	12,012
885	*	Polycom, Inc	8,735
1,566	*	Power-One, Inc	8,770
6,182		Qualcomm, Inc	386,313
6,652	*	Quantum Corp	10,710
1,076	*	Radisys Corp	3,874
406	*	STEC, Inc	2,741
172	*	Super Micro Computer, Inc	2,069
40		Sycamore Networks, Inc	616
141	*	Synaptics, Inc	3,387
26	*	Tech Data Corp	1,178
1,492		Tellabs, Inc	5,282
184	*	TTM Technologies, Inc	1,735
87	*	Universal Display Corp	2,991
74	*	Vishay Precision Group, Inc	1,035
21,039		Xerox Corp	154,426

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,139,802

TELECOMMUNICATION SERVICES - 1.7%
6,446		CenturyTel, Inc	260,418
1,541	*	Cincinnati Bell, Inc	8,784
2,286	*	Crown Castle International Corp	146,532
13,018		Frontier Communications Corp	63,788
234	*	Level 3 Communications, Inc	5,375
185	*	SBA Communications Corp (Class A)	11,637
24,815	*	Sprint Nextel Corp	136,979
539	*	tw telecom inc (Class A)	14,052
18	*	US Cellular Corp	704
5,000	*	Vonage Holdings Corp	11,400
7,071		Windstream Corp	71,488

		TOTAL TELECOMMUNICATION SERVICES	731,157

TRANSPORTATION - 2.2%
89	*	Alaska Air Group, Inc	3,120
6	*	Allegiant Travel Co	380
195	*	Avis Budget Group, Inc	2,999

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
517		CH Robinson Worldwide, Inc	$30,270
8,721		CSX Corp	180,961
128		Expeditors International Washington, Inc	4,654
34	*	Genesee & Wyoming, Inc (Class A)	2,273
28		Heartland Express, Inc	374
27		International Shipholding Corp	456
61		J.B. Hunt Transport Services, Inc	3,174
8	*	Kirby Corp	442
3,005		Norfolk Southern Corp	191,209
6		Ryder System, Inc	234
5,316		Southwest Airlines Co	46,622
1,359		Union Pacific Corp	161,313
4,255		United Parcel Service, Inc (Class B)	304,531

		TOTAL TRANSPORTATION	933,012

UTILITIES - 4.4%
102		American Water Works Co, Inc	3,780
1,264		Atmos Energy Corp	45,239
2,028	*	Calpine Corp	35,084
1,918		Centerpoint Energy, Inc	40,853
167		CH Energy Group, Inc	10,890
3,108		Cleco Corp	130,474
3,202		Consolidated Edison, Inc	191,769
2,721		Idacorp, Inc	117,738
57		Integrys Energy Group, Inc	2,975
87		ITC Holdings Corp	6,575
103		MDU Resources Group, Inc	2,270
500		MGE Energy, Inc	26,495
197		New Jersey Resources Corp	9,007
3,919		NextEra Energy, Inc	275,624
4,938		NiSource, Inc	125,820
2,582		Northeast Utilities	98,710
162		Northwest Natural Gas Co	7,977
3,663		NV Energy, Inc	65,971
1,573		Oneok, Inc	75,991
6,482		Pepco Holdings, Inc	122,510
3,830		PG&E Corp	163,426
1,637		Piedmont Natural Gas Co, Inc	53,169
88		Pinnacle West Capital Corp	4,646
2,006		Sempra Energy	129,367
211		SJW Corp	5,351
560		South Jersey Industries, Inc	29,641
196		TECO Energy, Inc	3,477
77		UGI Corp	2,445
108		Westar Energy, Inc	3,203
524		WGL Holdings, Inc	21,091
327		Wisconsin Energy Corp	12,318
1,364		Xcel Energy, Inc	37,796

		TOTAL UTILITIES	1,861,682

		TOTAL COMMON STOCKS (Cost $36,664,891)	42,098,466

RIGHTS / WARRANTS - 0.0%
RETAILING - 0.0%
65		Liberty Ventures	880

		TOTAL RETAILING	880

		TOTAL RIGHTS / WARRANTS (Cost $812)	880

		TOTAL INVESTMENTS - 98.9% (Cost $36,665,703)	42,099,346
		OTHER ASSETS & LIABILITIES, NET - 1.1%	467,447

		NET ASSETS - 100.0%	$42,566,793

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2012

PRINCIPAL		ISSUER	VALUE

CORPORATE BONDS - 0.10%

HOMEBUILDING - 0.1%
$169,847	j,m	PDG Realty S.A. Empreendimentos e Participacoes 0.000% 09/19/16	$58,647

		TOTAL HOMEBUILDING	58,647

		TOTAL CORPORATE BONDS (Cost $37,907)	58,647

SHARES		COMPANY

COMMON STOCKS - 96.7%

DIVERSIFIED CAPITAL MARKETS - 0.3%
20,000	*	HFF, Inc (Class A)	298,000

		TOTAL DIVERSIFIED CAPITAL MARKETS	298,000

DIVERSIFIED REIT'S - 3.3%
10,000		iShares Dow Jones US Real Estate Index Fund	643,900
40,000		NRDC Acquisition Corp	514,800
24,000		Vornado Realty Trust	1,945,200

		TOTAL DIVERSIFIED REITS	3,103,900

HOMEBUILDING - 0.9%
469,847		PDG Realty S.A.	885,345

		TOTAL HOMEBUILDING	885,345

INDUSTRIAL REITS - 4.2%
71,000		AMB Property Corp	2,487,130
17,500		EastGroup Properties, Inc	931,000
27,000	*	First Industrial Realty Trust, Inc	354,780
100,000		Global Logistic Properties	203,841

		TOTAL INDUSTRIAL REITS	3,976,751

MORTGAGE REITS - 0.7%
40,000		Annaly Capital Management, Inc	673,600

		TOTAL MORTGAGE REITS	673,600

OFFICE REITS - 10.0%
41,000		Boston Properties, Inc	4,535,010
20,000		Digital Realty Trust, Inc	1,397,000
59,000		Mission West Properties, Inc	513,300
38,500		SL Green Realty Corp	3,082,695

		TOTAL OFFICE REITS	9,528,005

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
28,800	*,b,g,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

REAL ESTATE OPERATING COMPANIES - 2.1%
341,116		Thomas Properties Group, Inc	$1,985,295

		TOTAL REAL ESTATE OPERATING COMPANIES	1,985,295

RESIDENTIAL REITS - 18.5%
40,000		American Campus Communities, Inc	1,755,200
32,000		AvalonBay Communities, Inc	4,351,680
18,000		Equity Lifestyle Properties, Inc	1,226,160
95,000		Equity Residential	5,465,350
15,000		Home Properties, Inc	919,050
23,000		Post Properties, Inc	1,103,080
110,000		UDR, Inc	2,730,200

		TOTAL RESIDENTIAL REITS	17,550,720

RETAIL REIT'S - 24.7%
130,000		DDR Corp	1,996,800
28,000		Equity One, Inc	589,680
24,000		Federal Realty Investment Trust	2,527,200
90,000		General Growth Properties, Inc	1,753,200
36,000		Macerich Co	2,060,280
25,000		Regency Centers Corp	1,218,250
70,000		Simon Property Group, Inc	10,626,700
8,000		Tanger Factory Outlet Centers, Inc	258,640
32,000		Taubman Centers, Inc	2,455,360

		TOTAL RETAIL REIT’S	23,486,110

SPECIALIZED REITS - 32.0%
66,000		American Tower Corp	4,711,740
6,000		Ashford Hospitality Trust, Inc	50,400
55,000		CubeSmart	707,850
120,000		DiamondRock Hospitality Co	1,155,600
10,000		Entertainment Properties Trust	444,300
28,000		Extra Space Storage, Inc	931,000
55,000		HCP, Inc	2,446,400
74,000		Health Care REIT, Inc	4,273,500
170,000		Hersha Hospitality Trust	833,000
120,000		Host Marriott Corp	1,926,000
20,000		Plum Creek Timber Co, Inc	876,800
32,000		Public Storage, Inc	4,453,440
12,000		Rayonier, Inc	588,120
100,000	*	Strategic Hotels & Resorts, Inc	601,000
75,000	*	Sunstone Hotel Investors, Inc	825,000
60,000		Ventas, Inc	3,735,000
70,000		Weyerhaeuser Co	1,829,800

		TOTAL SPECIALIZED REITS	30,388,950

		TOTAL COMMON STOCKS (Cost $79,172,534)	91,876,676

		TOTAL INVESTMENTS - 96.8% (Cost $79,210,441)	91,935,323
		OTHER ASSETS & LIABILITIES, NET - 3.2%	3,011,357

		NET ASSETS - 100.0%	$94,946,680

ABBREVIATION(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

b	In bankruptcy

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $0 or 0.0% of net assets.

j	Zero coupon.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2012

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

BONDS - 98.3%
CORPORATE BONDS - 40.1%

AUTOMOBILES & COMPONENTS - 0.1%
$132,000		Delphi Corp	5.875%	05/15/19	$142,560
32,000		Ford Motor Co	7.450	07/16/31	39,800

		TOTAL AUTOMOBILES & COMPONENTS			182,360

BANKS - 5.5%
100,000	g	Abbey National Treasury Services plc	3.875	11/10/14	102,060
40,000		Abbey National Treasury Services plc	4.000	04/27/16	41,601
200,000	g	Banco de Credito del Peru	5.375	09/16/20	215,000
150,000	g	Banco del Estado de Chile	3.875	02/08/22	158,904
200,000		Banco do Brasil S.A.	3.875	01/23/17	208,000
125,000		Bancolombia S.A.	5.125	09/11/22	126,250
110,000		BanColombia S.A.	5.950	06/03/21	123,750
200,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	200,992
200,000		Bank of America Corp	5.300	03/15/17	222,089
75,000		Bank of America Corp	5.750	12/01/17	86,292
750,000		Bank of America Corp	5.700	01/24/22	880,921
150,000		Bank of America Corp	5.875	02/07/42	175,336
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	155,771
120,000	g	BBVA Banco Continental S.A.	5.000	08/26/22	123,300
50,000		Capital One Bank USA NA	8.800	07/15/19	65,991
50,000		Capital One Capital V	8.875	05/15/40	50,838
100,000		Citigroup, Inc	6.000	12/13/13	106,056
50,000		Citigroup, Inc	5.000	09/15/14	52,736
100,000		Citigroup, Inc	2.250	08/07/15	101,526
350,000		Citigroup, Inc	3.953	06/15/16	374,486
125,000		Citigroup, Inc	4.450	01/10/17	137,297
23,000		Citigroup, Inc	6.125	05/15/18	27,228
200,000		Citigroup, Inc	4.500	01/14/22	219,596
350,000		Citigroup, Inc	5.875	01/30/42	421,678
75,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	79,597
900,000	g	Depfa ACS Bank	5.125	03/16/37	670,568
100,000		Deutsche Bank AG	3.875	08/18/14	105,058
50,000		Discover Bank	7.000	04/15/20	60,225
75,000	g	HSBC Bank plc	3.100	05/24/16	79,034
150,000	g	HSBC Bank plc	4.125	08/12/20	165,185
150,000		HSBC Holdings plc	4.000	03/30/22	160,938
225,000		HSBC USA, Inc	2.375	02/13/15	231,624
100,000	g	ICICI Bank Ltd	5.500	03/25/15	105,368
60,000		JPMorgan Chase & Co	5.125	09/15/14	64,380
135,000		JPMorgan Chase & Co	3.150	07/05/16	142,788
100,000		JPMorgan Chase & Co	5.500	10/15/40	118,232
625,000		JPMorgan Chase & Co	5.400	01/06/42	726,560
200,000	g	Nordea Bank AB	4.250	09/21/22	198,761
200,000	g	PKO Finance AB	4.630	09/26/22	200,600
100,000		PNC Funding Corp	5.125	02/08/20	118,496
50,000		PNC Funding Corp	3.300	03/08/22	53,587
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	183,925
200,000	g	State Bank of India	4.125	08/01/17	204,589
100,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	105,193
50,000		Toronto-Dominion Bank	2.500	07/14/16	52,867
150,000		Union Bank NA	2.125	06/16/17	153,470
150,000		Union Bank of California NA	5.950	05/11/16	171,341
125,000		UnionBanCal Corp	3.500	06/18/22	132,204
200,000		US Bancorp	1.650	05/15/17	204,744

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$125,000		US Bancorp	2.950%	07/15/22	$126,189
100,000		Wachovia Bank NA	5.850	02/01/37	125,769
350,000		Wells Fargo & Co	1.500	07/01/15	355,889
200,000		Wells Fargo & Co	2.100	05/08/17	206,917
100,000		Wells Fargo & Co	3.500	03/08/22	106,646
50,000		Westpac Banking Corp	3.000	08/04/15	52,777

		TOTAL BANKS			9,841,219

CAPITAL GOODS - 1.2%
200,000		Caterpillar, Inc	1.375	05/27/14	202,938
250,000		Caterpillar, Inc	1.500	06/26/17	255,271
250,000		Danaher Corp	1.300	06/23/14	253,901
250,000		Danaher Corp	2.300	06/23/16	263,139
100,000		Deere & Co	2.600	06/08/22	102,641
32,000		Huntington Ingalls Industries, Inc	6.875	03/15/18	34,680
100,000	g	Myriad International Holding BV	6.375	07/28/17	113,250
200,000	g	Schneider Electric S.A.	2.950	09/27/22	201,953
150,000		Seagate HDD Cayman	7.000	11/01/21	160,500
111,000	g	Sealed Air Corp	8.125	09/15/19	123,488
111,000	g	Sealed Air Corp	8.375	09/15/21	124,320
120,000		SPX Corp	6.875	09/01/17	134,100
125,000		United Technologies Corp	1.800	06/01/17	129,647
50,000		United Technologies Corp	4.500	06/01/42	56,039

		TOTAL CAPITAL GOODS			2,155,867

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
100,000	g	ADT Corp	2.250	07/15/17	102,924
75,000	g	ADT Corp	3.500	07/15/22	77,917
250,000		eBay, Inc	0.700	07/15/15	251,186
375,000		eBay, Inc	1.350	07/15/17	379,496
100,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	107,316
75,000		Republic Services, Inc	3.800	05/15/18	83,393
250,000		Republic Services, Inc	3.550	06/01/22	262,801
40,000		Republic Services, Inc	6.200	03/01/40	50,160
250,000		Waste Management, Inc	2.600	09/01/16	262,431

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,577,624

CONSUMER DURABLES & APPAREL - 0.3%
130,000		Hanesbrands, Inc	6.375	12/15/20	141,050
100,000		Phillips-Van Heusen Corp	7.375	05/15/20	113,000
150,000		Rio Tinto Finance USA plc	2.875	08/21/22	149,332

		TOTAL CONSUMER DURABLES & APPAREL			403,382

CONSUMER SERVICES - 0.7%
100,000		Ameristar Casinos, Inc	7.500	04/15/21	107,500
150,000		DineEquity, Inc	9.500	10/30/18	169,125
150,000		GlaxoSmithKline Capital plc	1.500	05/08/17	152,601
150,000	g	SABMiller Holdings, Inc	3.750	01/15/22	162,891
100,000	g	SABMiller Holdings, Inc	4.950	01/15/42	116,373
200,000	g	Transnet SOC Ltd	4.000	07/26/22	203,300
100,000		Walt Disney Co	4.500	12/15/13	104,952
200,000		Walt Disney Co	1.125	02/15/17	202,249

		TOTAL CONSUMER SERVICES			1,218,991

DIVERSIFIED FINANCIALS - 7.9%
150,000	g	Ajecorp BV	6.500	05/14/22	157,875
125,000		American Express Centurion Bank	6.000	09/13/17	151,629
225,000		American Express Credit Corp	1.750	06/12/15	230,146
50,000		American Express Credit Corp	2.800	09/19/16	53,162
100,000	g	Banco Mercantil del Norte S.A.	4.375	07/19/15	105,500
225,000	g	Bangkok Bank PCL	2.750	03/27/18	225,432
100,000	g	Bangkok Bank PCL	4.800	10/18/20	108,407

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$ 220,000	g	Bangkok Bank PCL	3.875%	09/27/22	$219,782
525,000		Bank of New York Mellon Corp	2.300	07/28/16	550,268
50,000		Bank of New York Mellon Corp	5.450	05/15/19	59,422
150,000	g	BBVA Bancomer S.A.	4.500	03/10/16	158,250
175,000	g	BBVA Bancomer S.A.	6.750	09/30/22	191,188
150,000		Berkshire Hathaway, Inc	1.900	01/31/17	155,311
50,000		BlackRock, Inc	3.500	12/10/14	53,234
150,000		BlackRock, Inc	4.250	05/24/21	167,969
100,000		BlackRock, Inc	3.375	06/01/22	105,905
50,000		Capital One Financial Corp	3.150	07/15/16	53,095
400,000		Capital One Financial Corp	4.750	07/15/21	454,111
150,000		Credit Suisse	5.000	05/15/13	154,008
100,000		Credit Suisse	5.500	05/01/14	106,797
65,000		Ford Motor Credit Co LLC	4.250	02/03/17	69,082
250,000		Ford Motor Credit Co LLC	3.000	06/12/17	254,473
35,000		Ford Motor Credit Co LLC	6.625	08/15/17	40,597
125,000		Ford Motor Credit Co LLC	4.250	09/20/22	128,095
25,000		General Electric Capital Corp	2.800	01/08/13	25,158
200,000		General Electric Capital Corp	1.875	09/16/13	202,834
450,000		General Electric Capital Corp	2.300	04/27/17	462,573
1,185,000		General Electric Capital Corp	4.650	10/17/21	1,328,117
100,000	i	Goldman Sachs Capital II	4.000	06/01/43	75,316
150,000		Goldman Sachs Group, Inc	3.300	05/03/15	156,086
50,000		Goldman Sachs Group, Inc	7.500	02/15/19	62,010
475,000		Goldman Sachs Group, Inc	5.750	01/24/22	547,141
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	26,782
50,000		Goldman Sachs Group, Inc	6.250	02/01/41	57,848
200,000	g	Grupo Aval Ltd	4.750	09/26/22	197,000
165,000		HSBC Finance Corp	4.750	07/15/13	169,800
100,000	g	Hyundai Capital America, Inc	3.750	04/06/16	106,383
200,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	209,132
35,000	g	International Lease Finance Corp	6.500	09/01/14	37,625
25,000		International Lease Finance Corp	8.625	09/15/15	28,469
180,000		International Lease Finance Corp	5.750	05/15/16	190,844
150,000		International Lease Finance Corp	5.875	08/15/22	154,958
100,000	g	Inversiones CMPC S.A.	4.750	01/19/18	107,077
150,000	g	Inversiones CMPC S.A.	4.500	04/25/22	155,822
50,000		Jefferies Group, Inc	6.250	01/15/36	49,500
275,000		John Deere Capital Corp	0.875	04/17/15	276,916
250,000		John Deere Capital Corp	0.700	09/04/15	250,448
200,000		John Deere Capital Corp	2.250	06/07/16	209,433
450,000		John Deere Capital Corp	2.750	03/15/22	463,358
200,000		Korea Development Bank	3.000	09/14/22	200,220
100,000		MBNA Corp	6.125	03/01/13	102,191
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	304,584
200,000		Merrill Lynch & Co, Inc	6.400	08/28/17	232,673
250,000		Morgan Stanley	2.875	01/24/14	253,326
50,000		Morgan Stanley	6.000	04/28/15	54,188
100,000		Morgan Stanley	5.375	10/15/15	107,715
250,000		Morgan Stanley	6.375	07/24/42	275,341
35,000		NASDAQ OMX Group, Inc	5.550	01/15/20	37,654
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	73,988
200,000	g	NongHyup Bank	2.250	09/19/17	199,887
175,000		Northern Trust Corp	4.625	05/01/14	186,158
100,000	g	Reliance Holdings USA	4.500	10/19/20	102,489
500,000		Royal Bank of Canada	1.200	09/19/17	503,150
200,000	g	Sberbank of Russia Via SB Capital S.A.	6.125	02/07/22	221,000
75,000		State Street Corp	4.300	05/30/14	79,585
250,000	g	Temasek Financial I Ltd	2.375	01/23/23	249,723
875,000		Toyota Motor Credit Corp	0.875	07/17/15	879,268
100,000		Toyota Motor Credit Corp	2.050	01/12/17	103,990
250,000	g	UBS AG.	1.875	01/23/15	255,145
50,000		Unilever Capital Corp	4.800	02/15/19	59,027
50,000		Unilever Capital Corp	4.250	02/10/21	58,668
80,000	g	Waha Aerospace BV	3.925	07/28/20	86,000

		TOTAL DIVERSIFIED FINANCIALS			14,130,338

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

ENERGY - 4.8%
$ 50,000		Anadarko Petroleum Corp	5.950%	09/15/16	$57,935
30,000		Anadarko Petroleum Corp	6.950	06/15/19	37,583
45,000		Anadarko Petroleum Corp	6.450	09/15/36	55,752
100,000		Apache Corp	1.750	04/15/17	103,262
205,000		Apache Corp	4.750	04/15/43	234,243
310,000		BP Capital Markets plc	3.200	03/11/16	332,757
300,000		BP Capital Markets plc	1.846	05/05/17	306,437
250,000		BP Capital Markets plc	3.245	05/06/22	264,544
155,000		Cimarex Energy Co	5.875	05/01/22	163,525
100,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	108,750
200,000	g	CNOOC Finance 2012 Ltd	3.875	05/02/22	212,128
125,000		ConocoPhillips	4.600	01/15/15	136,446
100,000		ConocoPhillips	6.500	02/01/39	143,902
105,000		Continental Resources, Inc	5.000	09/15/22	109,462
175,000		Devon Energy Corp	1.875	05/15/17	178,391
150,000		Devon Energy Corp	3.250	05/15/22	156,068
50,000		Devon Energy Corp	5.600	07/15/41	59,323
50,000		Devon Energy Corp	4.750	05/15/42	53,575
80,040		Dolphin Energy Ltd	5.888	06/15/19	90,845
200,000	g	Dolphin Energy Ltd	5.500	12/15/21	231,300
162,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	173,340
25,000		Enbridge Energy Partners LP	5.200	03/15/20	28,581
25,000		Enterprise Products Operating LLC	5.000	03/01/15	27,377
45,000		Enterprise Products Operating LLC	6.125	10/15/39	54,083
55,000		Enterprise Products Operating LLC	5.950	02/01/41	65,061
25,000		Enterprise Products Operating LLC	5.700	02/15/42	28,888
250,000		Enterprise Products Operating LLC	4.450	02/15/43	247,274
75,000		EOG Resources, Inc	4.100	02/01/21	85,256
200,000	g	Gazprom Neft OAO	4.375	09/19/22	199,000
25,000		Hess Corp	8.125	02/15/19	33,078
75,000		Hess Corp	5.600	02/15/41	86,996
50,000		Marathon Petroleum Corp	3.500	03/01/16	53,018
50,000		Newfield Exploration Co	5.625	07/01/24	55,500
25,000		Noble Holding International Ltd	3.450	08/01/15	26,446
75,000		Noble Holding International Ltd	4.900	08/01/20	83,780
75,000		Occidental Petroleum Corp	1.500	02/15/18	76,333
100,000		Occidental Petroleum Corp	4.100	02/01/21	115,313
85,000		Pemex Project Funding Master Trust	6.625	06/15/35	106,675
25,000		Pemex Project Funding Master Trust	6.625	06/15/38	31,375
200,000	g	Pertamina Persero PT	6.000	05/03/42	217,000
200,000	g	Pertamina PT	5.250	05/23/21	220,750
100,000		Petrobras International Finance Co	3.875	01/27/16	105,781
60,000		Petrobras International Finance Co	7.875	03/15/19	75,365
59,000		Petrobras International Finance Co	6.875	01/20/40	73,865
175,000		Petrobras International Finance Co-Pifco	3.500	02/06/17	183,021
50,000		Petroleos Mexicanos	4.875	03/15/15	53,625
20,000		Petroleos Mexicanos	8.000	05/03/19	26,170
90,000		Petroleos Mexicanos	5.500	01/21/21	105,525
155,000		Petroleos Mexicanos	4.875	01/24/22	175,150
155,000		Petroleos Mexicanos	6.500	06/02/41	193,208
125,000		Petroleos Mexicanos	5.500	06/27/44	137,500
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	128,500
100,000	g	Phillips 66	1.950	03/05/15	102,321
100,000	g	Phillips 66	4.300	04/01/22	109,486
175,000		Plains All American Pipeline LP	3.650	06/01/22	185,781
45,000		Precision Drilling Corp	6.500	12/15/21	48,037
200,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	230,627
130,000	g	SandRidge Energy, Inc	8.000	06/01/18	136,500
125,000	g	Schlumberger Investment S.A.	2.400	08/01/22	123,732
75,000		Shell International Finance BV	4.300	09/22/19	87,620
25,000		Shell International Finance BV	6.375	12/15/38	36,005
500,000		Southwestern Energy Co	7.500	02/01/18	602,829
25,000		Statoil ASA	2.900	10/15/14	26,232

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$150,000		Total Capital International S.A.	1.500%	02/17/17	$152,670
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	131,332
25,000		Vale Overseas Ltd	5.625	09/15/19	28,125
35,000		Vale Overseas Ltd	4.375	01/11/22	36,791
25,000		Vale Overseas Ltd	6.875	11/21/36	28,947
60,000		Vale Overseas Ltd	6.875	11/10/39	69,982
50,000		Valero Energy Corp	4.500	02/01/15	53,886
100,000		XTO Energy, Inc	6.250	04/15/13	102,965
50,000		XTO Energy, Inc	4.625	06/15/13	51,396

		TOTAL ENERGY			8,654,326

FOOD & STAPLES RETAILING - 0.4%
50,000		CVS Caremark Corp	3.250	05/18/15	53,165
460,000		CVS Caremark Corp	4.125	05/15/21	522,307
50,000		Delhaize Group S.A.	5.875	02/01/14	52,531

		TOTAL FOOD & STAPLES RETAILING			628,003

FOOD, BEVERAGE & TOBACCO - 1.6%
200,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	213,055
200,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	202,443
425,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	431,020
225,000		Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	225,554
100,000		Coca-Cola Co	0.750	03/13/15	100,875
50,000		Coca-Cola Co	1.800	09/01/16	52,094
100,000		Coca-Cola Co	3.150	11/15/20	109,069
165,000		Coca-Cola Co	3.300	09/01/21	183,752
100,000		Diageo Capital plc	1.500	05/11/17	101,737
55,000		General Mills, Inc	5.200	03/17/15	61,004
300,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	323,972
100,000		HJ Heinz Co	1.500	03/01/17	101,492
100,000	g	HJ Heinz Finance Co	7.125	08/01/39	138,367
25,000		Kraft Foods, Inc	6.125	02/01/18	30,523
50,000		Kraft Foods, Inc	5.375	02/10/20	60,318
135,000		Kraft Foods, Inc	6.500	02/09/40	182,862
5,000		PepsiCo, Inc	7.900	11/01/18	6,778
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	38,072
75,000	g	Pernod-Ricard S.A.	4.450	01/15/22	82,684
100,000		Philip Morris International, Inc	6.875	03/17/14	109,249
100,000		TreeHouse Foods, Inc	7.750	03/01/18	109,250

		TOTAL FOOD, BEVERAGE & TOBACCO			2,864,170

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
50,000		Becton Dickinson and Co	1.750	11/08/16	51,742
50,000		Boston Scientific Corp	4.500	01/15/15	53,461
100,000		Covidien International Finance S.A.	1.350	05/29/15	101,289
100,000		Covidien International Finance S.A.	3.200	06/15/22	105,666
130,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	139,100
50,000	g	Fresenius Medical Care US Finance, Inc	6.500	09/15/18	56,375
40,000		HCA, Inc	6.500	02/15/20	44,500
97,000		HCA, Inc	7.875	02/15/20	109,004
150,000		HCA, Inc	5.875	03/15/22	162,562
44,000		McKesson Corp	3.250	03/01/16	47,344
100,000		Medtronic, Inc	4.750	09/15/15	111,935
100,000		Quest Diagnostics, Inc	6.400	07/01/17	118,959
95,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	101,292
75,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	77,845

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,281,074

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
75,000		Clorox Co	3.800	11/15/21	80,515
50,000		Colgate-Palmolive Co	2.300	05/03/22	50,659
50,000		Ecolab, Inc	4.350	12/08/21	56,724

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			187,898

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

INSURANCE - 1.3%
$ 50,000		ACE INA Holdings, Inc	5.875%	06/15/14	$54,382
75,000		Allstate Corp	7.450	05/16/19	98,174
150,000		American International Group, Inc	3.650	01/15/14	154,431
100,000		Chubb Corp	6.000	05/11/37	135,432
20,000		CIGNA Corp	5.125	06/15/20	23,085
100,000		CIGNA Corp	4.500	03/15/21	111,066
75,000		Hartford Financial Services Group, Inc	4.000	03/30/15	79,082
100,000		Hartford Financial Services Group, Inc	4.000	10/15/17	107,484
25,000		Lincoln National Corp	7.000	06/15/40	31,150
50,000		Metlife, Inc	5.000	06/15/15	55,515
100,000		Metlife, Inc	6.750	06/01/16	119,692
100,000	g	Principal Life Global Funding I	5.125	10/15/13	104,411
150,000		Progressive Corp	3.750	08/23/21	166,666
150,000		Prudential Financial, Inc	6.200	11/15/40	179,168
175,000	i	Prudential Financial, Inc	5.875	09/15/42	179,375
100,000	g	Prudential Funding LLC	6.750	09/15/23	121,636
25,000		Travelers Cos, Inc	5.800	05/15/18	30,751
20,000		Unum Group	5.625	09/15/20	22,357
250,000		WellPoint, Inc	3.125	05/15/22	249,540
150,000		WellPoint, Inc	4.625	05/15/42	151,421
150,000		Willis Group Holdings plc	4.125	03/15/16	159,223
25,000		WR Berkley Corp	5.375	09/15/20	27,523

		TOTAL INSURANCE			2,361,564

MATERIALS - 2.1%
125,000		3M Co	5.700	03/15/37	172,064
100,000		Air Products & Chemicals, Inc	4.150	02/01/13	101,271
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	40,230
10,000		Airgas, Inc	4.500	09/15/14	10,646
200,000	g	Anglo American Capital plc	2.625	09/27/17	200,680
25,000	g	Anglo American Capital plc	4.450	09/27/20	26,220
35,000		ArcelorMittal	4.000	08/05/15	34,779
60,000		ArcelorMittal	4.750	02/25/17	58,852
50,000		ArcelorMittal	6.500	02/25/22	49,249
32,000		Ball Corp	6.750	09/15/20	35,200
150,000		Barrick Gold Corp	3.850	04/01/22	157,464
125,000		Barrick North America Finance LLC	4.400	05/30/21	135,995
200,000	g	Braskem Finance Ltd	5.375	05/02/22	207,500
150,000		CF Industries, Inc	6.875	05/01/18	182,437
200,000	g	Corp Nacional del Cobre de Chile	3.000	07/17/22	201,569
200,000	g	Corp Nacional del Cobre de Chile	4.250	07/17/42	197,788
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	217,352
32,000		Crown Americas LLC	6.250	02/01/21	35,680
78,000		Dow Chemical Co	4.125	11/15/21	84,870
32,000		Graphic Packaging International, Inc	9.500	06/15/17	35,040
300,000		International Paper Co	4.750	02/15/22	340,656
50,000		International Paper Co	7.300	11/15/39	66,186
200,000		LyondellBasell Industries NV	6.000	11/15/21	228,000
100,000		Newmont Mining Corp	3.500	03/15/22	101,442
50,000		Newmont Mining Corp	4.875	03/15/42	51,247
50,000		Praxair, Inc	5.250	11/15/14	54,727
150,000		Praxair, Inc	2.450	02/15/22	150,893
50,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	51,825
100,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	112,905
100,000		Teck Resources Ltd	2.500	02/01/18	100,436
150,000		Teck Resources Ltd	3.750	02/01/23	148,387
25,000		Teck Resources Ltd	6.000	08/15/40	26,342
100,000		Teck Resources Ltd	5.400	02/01/43	97,575
50,000	g	Xstrata Canada Financial Corp	4.950	11/15/21	53,569

		TOTAL MATERIALS			3,769,076

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

MEDIA - 1.9%
$100,000		CBS Corp	1.950%	07/01/17	$102,506
250,000		Comcast Corp	4.650	07/15/42	267,402
100,000		DIRECTV Holdings LLC	2.400	03/15/17	102,675
175,000		DIRECTV Holdings LLC	5.150	03/15/42	178,041
100,000		Discovery Communications LLC	3.300	05/15/22	103,871
150,000	g	DISH DBS Corp	4.625	07/15/17	153,375
350,000		Lamar Media Corp	9.750	04/01/14	392,000
100,000		Lamar Media Corp	5.875	02/01/22	106,500
600,000		NBC Universal Media LLC	4.375	04/01/21	680,362
100,000		NBC Universal Media LLC	2.875	01/15/23	99,817
125,000		NBC Universal Media LLC	4.450	01/15/43	124,574
25,000		News America, Inc	7.250	05/18/18	31,657
50,000		News America, Inc	6.900	08/15/39	64,882
35,000		Nielsen Finance LLC	7.750	10/15/18	39,462
100,000		Time Warner Cable, Inc	8.750	02/14/19	136,154
125,000		Time Warner Cable, Inc	8.250	04/01/19	167,778
125,000		Time Warner Cable, Inc	4.500	09/15/42	124,660
50,000		Time Warner, Inc	3.150	07/15/15	53,359
50,000		Time Warner, Inc	6.500	11/15/36	63,444
250,000		Time Warner, Inc	4.900	06/15/42	274,294
200,000		Viacom, Inc	1.250	02/27/15	202,087
115,000		Viacom, Inc	2.500	12/15/16	121,143

		TOTAL MEDIA			3,590,043

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
500,000	g	Aristotle Holding, Inc	2.100	02/12/15	512,927
100,000	g	Aristotle Holding, Inc	3.900	02/15/22	108,945
170,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	183,175
150,000		Johnson & Johnson	2.150	05/15/16	158,073
50,000		Johnson & Johnson	5.850	07/15/38	70,856
65,000		Life Technologies Corp	3.500	01/15/16	68,417
50,000		Mead Johnson Nutrition Co	5.900	11/01/39	61,652
200,000		Merck & Co, Inc	3.875	01/15/21	227,884
100,000		Merck & Co, Inc	3.600	09/15/42	100,433
172,000	g	Mylan, Inc	7.875	07/15/20	193,070
150,000		NBTY, Inc	9.000	10/01/18	166,875
35,000		Novartis Capital Corp	4.125	02/10/14	36,742
200,000		Novartis Capital Corp	2.900	04/24/15	212,400
100,000		Novartis Capital Corp	3.700	09/21/42	103,391
250,000		Sanofi-Aventis S.A.	2.625	03/29/16	264,584
100,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	101,113
100,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	101,281

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,671,818

REAL ESTATE - 0.8%
15,000		AMB Property LP	7.625	08/15/14	16,459
30,000		AMB Property LP	4.500	08/15/17	32,287
25,000		Brandywine Operating Partnership LP	7.500	05/15/15	28,283
150,000		Brandywine Operating Partnership LP	4.950	04/15/18	161,150
35,000		Camden Property Trust	4.625	06/15/21	39,288
100,000		Developers Diversified Realty Corp	4.750	04/15/18	110,948
40,000		Developers Diversified Realty Corp	7.875	09/01/20	51,561
100,000		Duke Realty LP	3.875	10/15/22	101,696
100,000		Federal Realty Investment Trust	3.000	08/01/22	99,516
110,000		Health Care REIT, Inc	3.625	03/15/16	116,108
50,000		Health Care REIT, Inc	4.125	04/01/19	53,232
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	27,526
147,000		Host Hotels & Resorts LP	5.875	06/15/19	161,700
25,000		Kilroy Realty Corp	5.000	11/03/15	27,147
50,000		National Retail Properties, Inc	5.500	07/15/21	56,780
25,000		Nationwide Health Properties, Inc	6.250	02/01/13	25,459
25,000		Simon Property Group LP	5.250	12/01/16	28,641

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$100,000		Simon Property Group LP	2.800%	01/30/17	$105,275
40,000		Simon Property Group LP	10.350	04/01/19	57,563
100,000		Simon Property Group LP	3.375	03/15/22	104,993
15,000		Ventas Realty LP	3.125	11/30/15	15,631
50,000		Ventas Realty LP	4.250	03/01/22	53,172

		TOTAL REAL ESTATE			1,474,415

RETAILING - 1.0%
130,000		AmeriGas Partners LP	6.250	08/20/19	135,200
61,000		Home Depot, Inc	4.400	04/01/21	72,139
132,000		Limited Brands, Inc	6.625	04/01/21	149,820
205,000		Limited Brands, Inc	5.625	02/15/22	220,887
150,000		Macy's Retail Holdings, Inc	5.900	12/01/16	175,123
150,000		Macy's Retail Holdings, Inc	3.875	01/15/22	161,709
35,000		O'Reilly Automotive, Inc	4.625	09/15/21	38,159
100,000		O'Reilly Automotive, Inc	3.800	09/01/22	103,629
510,000	g	QVC Inc	7.375	10/15/20	566,991
100,000	g	QVC, Inc	7.500	10/01/19	110,651
100,000	g	QVC, Inc	5.125	07/02/22	105,902
75,000		Wal-Mart Stores, Inc	5.000	10/25/40	90,947

		TOTAL RETAILING			1,931,157

SOFTWARE & SERVICES - 0.5%
200,000		Fidelity National Information Services, Inc	5.000	03/15/22	206,500
50,000		International Business Machines Corp	0.550	02/06/15	50,130
250,000		International Business Machines Corp	1.950	07/22/16	261,110
100,000		International Business Machines Corp	1.250	02/06/17	101,650
35,000		Microsoft Corp	0.875	09/27/13	35,231
125,000		Microsoft Corp	1.625	09/25/15	129,687
50,000		Oracle Corp	3.750	07/08/14	52,950
25,000		Oracle Corp	5.750	04/15/18	31,023
65,000		Oracle Corp	3.875	07/15/20	74,413

		TOTAL SOFTWARE & SERVICES			942,694

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
50,000		Amphenol Corp	4.750	11/15/14	53,655
130,000		Brocade Communications Systems, Inc	6.875	01/15/20	140,400
25,000		Hewlett-Packard Co	2.350	03/15/15	25,474
700,000		International Business Machines Corp	1.875	08/01/22	681,379
132,000		Jabil Circuit, Inc	5.625	12/15/20	141,240
50,000		L-3 Communications Corp	6.375	10/15/15	50,575
100,000		L-3 Communications Corp	4.950	02/15/21	111,455
100,000		Scientific Games Corp	8.125	09/15/18	109,250
32,000		Scientific Games Corp	9.250	06/15/19	35,520
25,000		Xerox Corp	8.250	05/15/14	27,732
200,000		Xerox Corp	4.500	05/15/21	212,510

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,589,190

TELECOMMUNICATION SERVICES - 1.5%
240,000		America Movil SAB de C.V.	5.000	03/30/20	280,992
200,000		America Movil SAB de C.V.	3.125	07/16/22	206,096
50,000		American Tower Corp	4.700	03/15/22	54,846
100,000		AT&T, Inc	6.150	09/15/34	127,176
125,000		AT&T, Inc	6.300	01/15/38	164,090
100,000		BellSouth Corp	6.875	10/15/31	124,749
25,000		BellSouth Corp	6.550	06/15/34	30,221
175,000		Cellco Partnership	8.500	11/15/18	245,187
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	150,411
75,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	80,637
50,000		Telecom Italia Capital S.A.	6.175	06/18/14	52,625
25,000		Telecom Italia Capital S.A.	6.999	06/04/18	27,563

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$200,000		Telecom Italia Capital S.A.	7.175%	06/18/19	$220,500
150,000		Telefonica Emisiones SAU	3.992	02/16/16	149,250
75,000		Telefonica Emisiones SAU	5.462	02/16/21	73,500
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	118,464
95,000		Verizon Communications, Inc	5.250	04/15/13	97,465
40,000		Verizon Communications, Inc	8.750	11/01/18	55,846
25,000		Verizon Communications, Inc	8.950	03/01/39	43,564
200,000	g	Vimpelcom Holdings	6.255	03/01/17	206,336
63,000		Virgin Media Finance plc	9.500	08/15/16	69,773
100,000		Virgin Media Secured Finance plc	5.250	01/15/21	116,016

		TOTAL TELECOMMUNICATION SERVICES			2,695,307

TRANSPORTATION - 1.1%
165,000	g	Asciano Finance	5.000	04/07/18	177,204
100,000		Boeing Co	6.125	02/15/33	134,196
150,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	160,512
100,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	103,355
100,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	115,557
25,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	26,413
200,000	g	DP World Ltd	6.850	07/02/37	215,500
25,000		Embraer Overseas Ltd	6.375	01/15/20	28,625
100,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	119,861
200,000	g	Kazakhstan Temir Zholy Finance BV	6.950	07/10/42	242,750
50,000		Norfolk Southern Corp	5.750	04/01/18	60,166
89,000	g	Norfolk Southern Corp	2.903	02/15/23	90,299
19,000		Norfolk Southern Corp	5.590	05/17/25	23,535
200,000	g	Transnet Ltd	4.500	02/10/16	212,437
65,000		Union Pacific Corp	4.163	07/15/22	74,077
75,000		Union Pacific Corp	4.750	09/15/41	84,559
100,000		United Parcel Service, Inc	3.125	01/15/21	107,935
100,000		United Parcel Service, Inc	3.625	10/01/42	101,080

		TOTAL TRANSPORTATION			2,078,061

UTILITIES - 3.2%
100,000		AES Corp	7.375	07/01/21	114,000
50,000		AGL Capital Corp	5.250	08/15/19	58,859
75,000		Alliant Energy Corp	4.000	10/15/14	78,602
75,000		Atmos Energy Corp	8.500	03/15/19	100,134
195,000	g	Calpine Corp	7.500	02/15/21	210,600
200,000		Carolina Power & Light Co	5.300	01/15/19	241,577
200,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	222,500
200,000	g	CEZ AS.	4.250	04/03/22	212,956
200,000	g	China Resources Gas Group Ltd	4.500	04/05/22	216,872
100,000	g	Comision Federal de Electricidad	4.875	05/26/21	111,750
200,000	g	Comision Federal de Electricidad	5.750	02/14/42	222,500
150,000		Commonwealth Edison Co	4.000	08/01/20	170,157
25,000		Connecticut Light & Power Co	5.500	02/01/19	30,033
35,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	46,577
100,000		Detroit Edison Co	3.950	06/15/42	104,368
50,000		Dominion Resources, Inc	4.050	09/15/42	51,443
100,000		Duke Energy Carolinas LLC	5.750	11/15/13	105,792
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	17,292
50,000		Indiana Michigan Power Co	7.000	03/15/19	62,356
25,000		Integrys Energy Group, Inc	4.170	11/01/20	27,296
100,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	107,205
100,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	104,558
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.000	09/19/22	198,516
100,000		LG&E and KU Energy LLC	3.750	11/15/20	103,996
50,000		Midamerican Energy Holdings Co	5.950	05/15/37	62,663
100,000		Nevada Power Co	6.650	04/01/36	137,926
100,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	97,378
150,000		ONEOK Partners LP	3.375	10/01/22	150,731
75,000		Pacific Gas & Electric Co	8.250	10/15/18	102,993

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$100,000		Pacific Gas & Electric Co	4.450%	04/15/42	$109,297
50,000		PacifiCorp	6.000	01/15/39	67,508
75,000		Pepco Holdings, Inc	2.700	10/01/15	77,966
200,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	223,750
50,000		PG&E Corp	5.750	04/01/14	53,561
300,000		PPL Capital Funding, Inc	4.200	06/15/22	319,753
250,000		PPL Electric Utilities Corp	3.000	09/15/21	264,975
50,000		Progress Energy, Inc	7.050	03/15/19	63,347
75,000		Public Service Co of Colorado	3.200	11/15/20	82,082
80,000		Public Service Co of Colorado	4.750	08/15/41	94,884
100,000		Public Service Co of Oklahoma	5.150	12/01/19	116,298
32,000		Questar Market Resources, Inc	6.875	03/01/21	36,160
75,000		San Diego Gas & Electric Co	3.000	08/15/21	80,202
25,000		San Diego Gas & Electric Co	3.950	11/15/41	26,588
50,000		Sempra Energy	6.000	10/15/39	64,790
100,000		Tampa Electric Co	4.100	06/15/42	104,106
25,000		Veolia Environnement	5.250	06/03/13	25,618
100,000		Virginia Electric and Power Co	4.750	03/01/13	101,795
55,000		Virginia Electric and Power Co	2.950	01/15/22	58,270
50,000		Williams Partners LP	3.800	02/15/15	53,014
75,000		Williams Partners LP	4.000	11/15/21	80,712
100,000		Williams Partners LP	3.350	08/15/22	102,220
75,000		Williams Partners LP	6.300	04/15/40	93,886
50,000		Xcel Energy, Inc	4.800	09/15/41	57,613

		TOTAL UTILITIES			5,830,025

		TOTAL CORPORATE BONDS			72,058,602

		(Cost $67,474,167)
GOVERNMENT BONDS - 52.4%

AGENCY SECURITIES - 2.2%
500,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	504,561
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.750	03/28/13	1,002,805
1,000,000		Federal National Mortgage Association (FNMA)	3.000	09/16/14	1,053,946
450,000		GMAC, Inc	1.750	10/30/12	450,554
700,000		GMAC, Inc	2.200	12/19/12	703,084
234,375		Totem Ocean Trailer Express, Inc	4.514	12/18/19	254,801

		TOTAL AGENCY SECURITIES			3,969,751

FOREIGN GOVERNMENT BONDS - 3.9%
100,000	g	Barbados Government International Bond	7.000	08/04/22	101,250
200,000		Brazilian Government International Bond	4.875	01/22/21	239,000
25,000		Brazilian Government International Bond	7.125	01/20/37	37,688
100,000		Brazilian Government International Bond	5.625	01/07/41	128,000
150,000		Canada Government International Bond	2.375	09/10/14	156,150
250,000		Canada Government International Bond	0.875	02/14/17	252,900
150,000		Chile Government International Bond	3.875	08/05/20	169,875
200,000		Colombia Government International Bond	4.375	07/12/21	230,300
200,000	g	Croatia Government International Bond	6.250	04/27/17	216,500
117,000		Eksportfinans ASA	2.000	09/15/15	109,395
100,000		European Investment Bank	4.875	02/15/36	118,695
100,000		Export-Import Bank of Korea	5.125	06/29/20	116,928
175,000		Federative Republic of Brazil	6.000	01/17/17	208,906
200,000	g	Iceland Government International Bond	5.875	05/11/22	218,000
200,000	g	Indonesia Government International Bond	3.750	04/25/22	211,500
200,000		Israel Government International Bond	4.000	06/30/22	212,400
35,000		Italy Government International Bond	6.875	09/27/23	38,627
100,000	g	Lithuania Government International Bond	5.125	09/14/17	111,500
200,000	g	Lithuania Government International Bond	6.625	02/01/22	248,000
150,000		Mexico Government International Bond	3.625	03/15/22	163,575
100,000		Mexico Government International Bond	4.750	03/08/44	111,250
200,000	g	Namibia International Bonds	5.500	11/03/21	223,500
250,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	258,481
25,000		Peruvian Government International Bond	7.350	07/21/25	36,625

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$ 80,000		Poland Government International Bond	3.875%	07/16/15	$85,400
30,000		Poland Government International Bond	6.375	07/15/19	37,050
50,000		Poland Government International Bond	5.000	03/23/22	58,000
195,000		Poland Government International Bond	3.000	03/17/23	191,627
300,000		Province of Ontario Canada	4.100	06/16/14	319,020
300,000		Province of Ontario Canada	2.950	02/05/15	317,518
100,000		Qatar Government International Bond	5.250	01/20/20	118,250
200,000	g	Republic of Indonesia	5.250	01/17/42	227,750
200,000	g	Republic of Serbia	7.250	09/28/21	211,500
225,000	g	Republic of Zambia	5.375	09/20/22	226,125
60,000	g	Romanian Government International Bond	6.750	02/07/22	67,500
100,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	105,250
200,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	240,020
200,000	g	Slovakia Government International Bond	4.375	05/21/22	210,420
100,000		South Africa Government International Bond	6.875	05/27/19	125,880
100,000		South Africa Government International Bond	4.665	01/17/24	112,250
200,000	g	Sri Lanka Government International Bond	5.875	07/25/22	215,500
100,000		Turkey Government International Bond	5.625	03/30/21	114,000
50,000		United Mexican States	5.950	03/19/19	62,000
100,000		United Mexican States	5.125	01/15/20	119,500

		TOTAL FOREIGN GOVERNMENT BONDS			7,083,605

MORTGAGE BACKED - 25.4%
42,862	i	Federal Home Loan Mortgage Corp (FHLMC)	2.380	02/01/36	45,245
132,838	i	FHLMC	2.375	07/01/36	141,670
32,790	i	FHLMC	2.620	09/01/36	34,833
87,266	i	FHLMC	2.653	09/01/36	94,273
28,321	i	FHLMC	2.794	09/01/36	30,075
80,276	i	FHLMC	2.848	03/01/37	86,240
93,908	i	FHLMC	5.937	04/01/37	102,533
23,075	i	FHLMC	5.856	05/01/37	25,053
899,351	i	FHLMC	6.339	09/15/41	218,650
156,880		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19	172,158
18,214		FGLMC	4.500	01/01/20	19,575
86,020		FGLMC	4.500	07/01/20	94,222
20,822		FGLMC	5.000	04/01/23	22,460
69,900		FGLMC	4.000	07/01/24	74,415
25,117		FGLMC	4.500	09/01/24	26,947
10,146		FGLMC	6.000	03/01/33	11,369
162,712		FGLMC	5.000	11/01/33	182,521
272,732		FGLMC	6.000	11/01/33	305,655
64,398		FGLMC	5.000	05/01/34	69,984
36,763		FGLMC	6.000	09/01/34	40,793
15,898		FGLMC	6.000	04/01/35	17,546
19,345		FGLMC	5.000	02/01/36	21,060
7,878		FGLMC	6.500	05/01/36	8,977
149,347		FGLMC	5.500	04/01/37	162,895
161,915		FGLMC	5.500	05/01/37	176,603
11,372		FGLMC	6.000	08/01/37	12,513
129,818		FGLMC	6.000	08/01/37	144,252
43,742		FGLMC	6.500	09/01/37	49,874
38,179		FGLMC	6.500	11/01/37	43,531
102,574		FGLMC	5.000	04/01/38	113,263
34,460		FGLMC	6.500	05/01/38	38,936
46,610		FGLMC	5.500	01/01/39	50,795
121,126		FGLMC	4.000	06/01/39	130,266
65,545		FGLMC	5.000	07/01/39	71,067
881,379		FGLMC	4.500	12/01/39	976,206
93,237		FGLMC	5.000	01/01/40	101,092
529,428		FGLMC	4.500	07/01/40	586,389
1,201		Federal National Mortgage Association (FNMA)	5.000	06/01/13	1,244
1,424,890		FNMA	4.564	01/01/15	1,498,099

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$ 41,569		FNMA	5.500%	04/01/18	$45,463
44,517		FNMA	5.500	05/01/18	48,687
150,000		FNMA	4.000	02/25/19	158,581
40,404		FNMA	4.500	03/01/19	43,728
18,945		FNMA	4.500	06/01/19	20,503
140,069		FNMA	5.500	07/01/20	153,235
9,422		FNMA	4.500	11/01/20	10,198
73,900		FNMA	4.500	12/01/20	81,288
26,180		FNMA	5.000	12/01/20	28,551
18,671		FNMA	4.500	03/01/23	20,160
75,081		FNMA	5.000	04/01/23	81,658
35,690		FNMA	4.500	06/01/23	38,537
47,962		FNMA	5.000	07/01/23	52,111
31,762		FNMA	5.000	07/01/23	34,510
79,520		FNMA	5.500	02/01/24	87,999
71,182		FNMA	4.500	04/01/24	76,859
49,082		FNMA	4.000	05/01/24	52,529
177,878		FNMA	5.500	07/01/24	196,843
6,299		FNMA	5.500	09/01/24	6,971
272,310		FNMA	4.000	02/01/25	291,347
377,885		FNMA	3.500	01/01/26	408,385
470,945		FNMA	2.500	01/01/27	495,816
846,912		FNMA	3.000	01/01/27	899,201
276,598		FNMA	3.000	01/01/27	293,675
35,000		FNMA	6.500	07/01/32	40,475
40,105		FNMA	5.500	01/01/33	44,506
243,029		FNMA	5.500	07/01/33	276,763
522,557		FNMA	5.500	07/01/33	598,357
63,017		FNMA	5.500	07/01/33	69,933
231,350		FNMA	6.000	10/01/33	261,843
98,541		FNMA	5.000	11/01/33	108,296
388,188		FNMA	5.500	11/01/33	430,425
68,328		FNMA	5.500	04/01/34	76,140
32,074		FNMA	5.000	08/01/34	35,096
35,407		FNMA	5.000	11/01/34	38,912
41,678		FNMA	6.500	02/01/35	47,679
107,446		FNMA	5.500	04/01/35	118,633
18,797		FNMA	7.500	06/01/35	20,925
32,166		FNMA	5.500	07/01/35	35,907
17,502		FNMA	7.500	07/01/35	18,347
36,003		FNMA	4.500	08/01/35	39,026
59,646		FNMA	5.000	08/01/35	65,299
143,216		FNMA	5.500	09/01/35	158,933
54,774		FNMA	5.500	10/01/35	60,408
57,546		FNMA	5.000	02/01/36	63,015
165,538		FNMA	6.000	04/01/36	183,218
121,782		FNMA	6.000	06/01/36	136,882
75,272	i	FNMA	2.760	07/01/36	80,766
43,170		FNMA	6.500	09/01/36	49,160
40,552		FNMA	6.000	12/01/36	44,883
21,066		FNMA	5.000	02/01/37	22,984
140,687		FNMA	5.500	02/01/37	154,455
36,431		FNMA	7.000	02/01/37	43,504
72,813		FNMA	5.500	03/01/37	79,848
81,822		FNMA	7.000	04/01/37	97,708
13,862		FNMA	5.500	06/01/37	15,202
19,103		FNMA	6.500	08/01/37	21,671
143,094		FNMA	6.000	09/01/37	158,377
25,274		FNMA	6.000	11/01/37	27,973
16,931		FNMA	7.000	11/01/37	20,218
54,730		FNMA	5.500	01/01/38	60,019
6,166		FNMA	6.500	01/01/38	7,027
404,875		FNMA	5.500	02/01/38	443,993

TIAA-CREF LIFE FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE

$104,771	FNMA	5.500%	02/01/38	$114,894
1,496	FNMA	6.500	02/01/38	1,702
4,940	FNMA	6.500	03/01/38	5,632
10,134	FNMA	6.500	03/01/38	11,555
136,773	FNMA	5.000	04/01/38	149,223
174,037	FNMA	5.000	04/01/38	189,880
74,429	FNMA	6.000	04/01/38	82,216
179,238	FNMA	5.500	05/01/38	196,555
199,488	FNMA	5.500	06/01/38	218,762
458,711	FNMA	6.000	07/01/38	507,705
452,929	FNMA	6.000	10/01/38	501,306
198,421	FNMA	4.000	01/01/39	213,989
53,695	FNMA	4.500	01/01/39	58,136
42,646	FNMA	5.500	01/01/39	46,766
37,134	FNMA	6.000	01/01/39	41,019
46,951	FNMA	6.000	01/01/39	51,864
87,711	FNMA	4.000	02/01/39	94,565
70,526	FNMA	4.500	02/01/39	76,359
348,494	FNMA	4.500	02/01/39	377,319
35,068	FNMA	5.500	02/01/39	38,456
801,184	FNMA	4.500	04/01/39	867,452
48,979	FNMA	5.000	04/01/39	53,437
392,497	FNMA	4.000	05/01/39	436,907
295,391	FNMA	4.500	06/01/39	319,824
497,031	FNMA	4.000	07/01/39	536,028
253,864	FNMA	6.500	07/01/39	289,599
363,207	FNMA	4.000	08/01/39	391,704
305,740	FNMA	4.500	08/01/39	331,028
440,301	FNMA	6.000	09/01/39	486,366
210,297	FNMA	4.500	10/01/39	227,692
230,590	FNMA	4.500	11/01/39	249,663
227,958	FNMA	4.500	11/01/39	246,813
174,221	FNMA	5.000	11/01/39	190,080
500,000	FNMA	4.000	02/25/40	546,936
596,419	FNMA	5.000	05/01/40	666,924
386,215	FNMA	5.000	06/01/40	430,302
240,606	FNMA	4.500	07/01/40	261,259
268,388	FNMA	4.500	07/01/40	291,426
367,477	FNMA	5.500	07/01/40	406,657
323,377	FNMA	4.500	11/01/40	356,996
313,746	FNMA	5.000	11/01/40	349,560
974,401	FNMA	4.000	12/01/40	1,070,950
165,503	FNMA	4.000	12/01/40	178,541
377,446	FNMA	4.500	12/01/40	409,845
445,421	FNMA	3.500	01/01/41	479,404
823,721	FNMA	4.000	02/01/41	888,607
258,364	FNMA	4.000	02/01/41	278,716
407,179	FNMA	3.500	03/01/41	437,099
458,772	FNMA	4.000	04/01/41	510,681
230,735	FNMA	4.000	04/01/41	253,597
476,669	FNMA	4.500	04/01/41	526,224
494,452	FNMA	4.000	08/01/41	533,556
179,445	FNMA	4.000	08/01/41	193,636
270,752	FNMA	4.000	09/01/41	297,579
250,951	FNMA	3.500	10/01/41	269,392
255,894	FNMA	4.000	11/01/41	276,132
350,856	FNMA	3.500	12/01/41	376,637
901,726	FNMA	3.500	12/01/41	967,987
472,673	FNMA	3.500	02/01/42	507,406
1,431,190	FNMA	3.000	04/01/42	1,512,381
295,261	FNMA	3.500	04/01/42	320,371
494,708	FNMA	3.000	07/01/42	524,627
25,047	Government National Mortgage Association (GNMA)	5.500	07/15/33	28,042

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$ 157,288		GNMA	5.500%	07/20/33	$176,602
20,211		GNMA	5.000	03/15/34	22,444
174,983		GNMA	5.000	06/15/34	194,649
166,211		GNMA	5.500	02/15/37	184,988
129,894		GNMA	5.000	01/15/38	143,234
49,034		GNMA	5.000	04/15/38	54,070
110,454		GNMA	5.500	05/15/38	122,898
22,226		GNMA	6.000	08/15/38	25,125
21,964		GNMA	6.000	08/20/38	24,830
312,408		GNMA	5.500	07/15/39	347,604
123,489		GNMA	4.500	07/20/39	136,616
39,983		GNMA	5.000	07/20/39	44,195
52,485		GNMA	4.000	08/15/39	57,999
587,012		GNMA	4.500	03/15/40	648,976
168,570		GNMA	4.500	04/15/40	186,363
95,679		GNMA	5.000	04/15/40	106,104
328,900		GNMA	5.000	04/15/40	364,734
824,271		GNMA	4.500	04/20/40	915,178
562,842		GNMA	4.500	05/15/40	622,255
403,904		GNMA	5.000	05/20/40	450,107
370,064		GNMA	4.500	06/15/40	410,368
335,221		GNMA	5.000	06/15/40	371,744
501,759		GNMA	4.000	07/15/40	554,477
950,368		GNMA	4.000	09/15/41	1,050,220
479,297		GNMA	3.500	12/20/41	525,001
1,000,000	h	GNMA	3.000	09/15/42	1,073,214
1,000,000		GNMA	3.000	09/20/42	1,072,500

		TOTAL MORTGAGE BACKED			45,529,381

MUNICIPAL BONDS - 1.0%
1,100,000		City of New York, NY	5.817	10/01/31	1,252,262
150,000		Grant County Public Utility District No 2	5.630	01/01/27	186,975
100,000		State of California	5.450	04/01/15	110,361
100,000		State of California	5.950	04/01/16	114,360
150,000		State of California	7.625	03/01/40	204,084

		TOTAL MUNICIPAL BONDS			1,868,042

U.S. TREASURY SECURITIES - 19.9%
200,000		United States Treasury Bond	5.375	02/15/31	289,281
1,230,000		United States Treasury Bond	3.000	05/15/42	1,275,356
500,000		United States Treasury Bond	2.750	08/15/42	491,719
1,695,000		United States Treasury Note	0.625	01/31/13	1,697,782
50,000		United States Treasury Note	0.125	08/31/13	49,977
50,000		United States Treasury Note	0.500	10/15/13	50,156
50,000		United States Treasury Note	0.250	10/31/13	50,027
1,000,000		United States Treasury Note	0.250	02/28/14	1,000,469
1,000,000		United States Treasury Note	0.250	05/31/14	1,000,312
8,050,000		United States Treasury Note	0.250	06/30/14	8,051,570
3,125,000		United States Treasury Note	0.250	08/31/14	3,125,609
1,180,000		United States Treasury Note	2.375	10/31/14	1,231,717
9,730,000		United States Treasury Note	0.250	09/15/15	9,713,274
45,000		United States Treasury Note	0.625	05/31/17	45,112
3,452,000		United States Treasury Note	0.625	08/31/17	3,454,158
800,000		United States Treasury Note	1.375	12/31/18	823,938
1,000,000		United States Treasury Note	1.250	04/30/19	1,018,750
2,000,000		United States Treasury Note	1.000	08/31/19	1,995,000
282,000		United States Treasury Note	1.625	08/15/22	281,691

		TOTAL U.S. TREASURY SECURITIES			35,645,898

		TOTAL GOVERNMENT BONDS
		(Cost $90,502,629)			94,096,677

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

STRUCTURED ASSETS - 5.8%
ASSET BACKED - 3.0%
$200,000	g	Avis Budget Rental Car Funding AESOP LLC	2.980%	11/20/14	$201,379
		Series - 2011 1A (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	216,728
		Series - 2011 3A (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	200,299
		Series - 2012 3A (Class B)
62,363	i	Bear Stearns Asset Backed Securities Trust	0.587	11/25/39	58,721
		Series - 2005 SD3 (Class 2A1)
250,000	g,i	BlueMountain CLO Ltd	3.364	07/20/23	251,325
		Series - 2012 1A (Class B)
200,000	g	Carlyle Global Market Strategies	4.370	07/20/23	201,580
		Series - 2012 2A (Class B2)
273,088		Centex Home Equity	5.540	01/25/32	275,045
		Series - 2002 A (Class AF6)
200,000	g	Commercial Industrial Finance Corp	2.661	08/14/24	200,500
		Series - 2012 1A (Class A1F)
25,776	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	25,783
		Series - 2006 15 (Class A2)
175,000	g,i	DB/UBS Mortgage Trust	5.728	11/10/46	199,150
		Series - 2011 LC1A (Class C)
358,728	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	344,347
		Series - 2007 1A (Class AF3)
75,000		Ford Credit Auto Owner Trust	3.210	07/15/17	78,156
		Series - 2011 A (Class D)
200,000		Ford Credit Auto Owner Trust	2.930	10/15/18	203,220
		Series - 2012 B (Class D)
200,000		Ford Credit Auto Owner Trust	2.430	01/15/19	201,023
		Series - 2012 C (Class D)
100,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	104,365
		Series - 2011 1A (Class B1)
400,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	431,398
		Series - 0 2A (Class B2)
214,893		Lehman XS Trust	6.500	06/25/46	131,294
		Series - 2006 13 (Class 2A1)
38,233	i	Long Beach Mortgage Loan Trust	0.967	02/25/35	37,776
		Series - 2005 1 (Class M1)
310,000		Renaissance Home Equity Loan Trust	5.586	11/25/36	153,669
		Series - 2006 3 (Class AF3)
25,268	i	Residential Asset Securities Corp	0.647	04/25/35	24,685
		Series - 2005 KS3 (Class M3)
100,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	99,499
		Series - 2006 HI1 (Class M2)
50,803	i	Securitized Asset Backed Receivables LLC	0.517	10/25/35	48,802
		Series - 2006 OP1 (Class A2C)
174,150	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	179,398
		Series - 2011 1A (Class A)
174,150	g	Sierra Receivables Funding Co LLC	4.230	04/20/26	178,398
		Series - 2011 1A (Class B)
170,096	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	173,238
		Series - 2011 2A (Class B)
134,242	g,m	Sierra Receivables Funding Co LLC	4.360	07/20/28	134,974
		Series - 2011 3A (Class B)
145,953	g,m	Sierra Receivables Funding Co LLC	3.580	11/20/28	148,248
		Series - 2012 1A (Class B)
180,640	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	181,272
		Series - 2012 2A (Class B)
200,000	g	SLM Student Loan Trust	4.370	04/17/28	219,472
		Series - 2011 A (Class A2)
105,000	g	SLM Student Loan Trust	3.740	02/15/29	112,201
		Series - 2011 B (Class A2)
101,948	i	Soundview Home Equity Loan Trust	0.517	11/25/35	98,639
		Series - 2005 OPT3 (Class A4)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 2,905	i	Soundview Home Equity Loan Trust	0.327%	10/25/36	$2,900
		Series - 2006 EQ1 (Class A2)
31,373	i	Structured Asset Investment Loan Trust	0.617	05/25/35	31,098
		Series - 2005 4 (Class M1)
47,890	i	Structured Asset Investment Loan Trust	0.497	12/25/35	47,507
		Series - 2005 10 (Class A5)
100,000	g	Vornado DP LLC	5.280	09/13/28	113,770
		Series - 2010 VNO (Class C)
107,295	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	99,785
		Series - 2006 N1 (Class N1)
23,737	i	Wells Fargo Home Equity Trust	0.357	07/25/36	23,428
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			5,433,072

OTHER MORTGAGE BACKED - 2.8%
710,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	791,781
		Series - 2006 4 (Class AM)
280,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	311,307
		Series - 2006 PW13 (Class AM)
250,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	280,066
		Series - 2006 T24 (Class AM)
335,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	367,734
		Series - 2007 C9 (Class AM)
55,082		Countrywide Alternative Loan Trust	5.500	08/25/16	58,474
		Series - 2004 30CB (Class 1A15)
17,997		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	18,100
		Series - 2005 12 (Class 1A5)
5,591		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	5,594
		Series - 2005 J3 (Class 1A1)
125,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	143,048
		Series - 2006 OMA (Class D)
100,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	100,979
		Series - 2009 RR1 (Class A3C)
50,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	50,689
		Series - 2003 C3 (Class B)
95,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	102,610
		Series - 2012 ALOH (Class A)
100,000	g,i,m	GS Mortgage Securities Corp II	4.276	04/10/34	102,559
		Series - 2012 GSMS (Class C)
120,000	g,i	GS Mortgage Securities Corp II	5.402	12/10/43	131,535
		Series - 2010 C2 (Class C)
70,000	g,i	GS Mortgage Securities Corp II	5.402	12/10/43	80,664
		Series - 2010 C2 (Class B)
50,000	g,i	HVB Mortgage Capital Corp	2.278	09/10/22	50,012
		Series - 2003 FL1A (Class J)
52,592	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.596	07/15/19	50,989
		Series - 2007 FL1A (Class A1)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.431	07/15/46	106,636
		Series - 2011 C4 (Class C)
150,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	171,259
		Series - 2006 LDP9 (Class A3)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.003	06/15/49	231,495
		Series - 2007 LD11 (Class A4)
9,361	i	JP Morgan Mortgage Trust	4.281	04/25/35	9,541
		Series - 2005 A2 (Class 5A1)
16,695		MASTER Asset Securitization Trust	5.000	05/25/35	16,748
		Series - 2005 1 (Class 2A5)
41,024	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	45,098
		Series - 2005 CIP1 (Class AM)
22,000	g,i	Morgan Stanley Capital I	5.421	09/15/47	23,139
		Series - 2011 C1 (Class D)
252,000	g,i	Morgan Stanley Capital I	5.421	09/15/47	278,658
		Series - 2011 C1 (Class C)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 30,000	i	Morgan Stanley Capital I	5.544%	11/12/49	$32,151
		Series - 2007 T25 (Class AM)
124,862		Residential Accredit Loans, Inc	4.350	03/25/34	128,430
		Series - 2004 QS4 (Class A1)
190,285	i	Residential Accredit Loans, Inc	0.407	05/25/46	124,238
		Series - 2006 QO5 (Class 2A1)
86,088	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	86,710
		Series - 2012 1A (Class A)
96,380	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	96,802
		Series - 0 2A (Class A)
6,653	i	Structured Adjustable Rate Mortgage Loan Trust	0.977	03/25/35	6,659
		Series - 2005 6XS (Class A3)
16,704		Wachovia Bank Commercial Mortgage Trust	5.246	12/15/43	16,899
		Series - 2007 C30 (Class A3)
250,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	282,976
		Series - 2007 C30 (Class A5)
85,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	94,916
		Series - 2007 C31 (Class A5)
540,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	583,180
		Series - 2006 C29 (Class AM)
50,000	i	Wachovia Bank Commercial Mortgage Trust	6.122	02/15/51	58,939
		Series - 2007 C33 (Class A4)
12,960		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	12,981
		Series - 2005 2 (Class 1A1)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	57,742
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			5,111,338

		TOTAL STRUCTURED ASSETS (Cost $10,309,377)			10,544,410

		TOTAL BONDS (Cost $168,286,173)			176,699,689

SHARES		COMPANY

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
5,517	*	Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	4,689
17,265	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	15,021

		TOTAL BANKS			19,710

		TOTAL PREFERRED STOCKS (Cost $569,551)			19,710

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.1%
TREASURY DEBT - 2.1%
$ 1,000,000		United States Treasury Bill	0.080	12/13/12	999,833
450,000		United States Treasury Bill	0.048	10/04/12	449,998
2,240,000		United States Treasury Bill	0.070	11/08/12	2,239,836

		TOTAL TREASURY DEBT			3,689,667

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,689,672)			3,689,667

		TOTAL INVESTMENTS - 100.4% (Cost $172,545,396)			180,409,066
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(789,695)

		NET ASSETS - 100.0%			$179,619,371

TIAA-CREF LIFE FUNDS - Bond Fund

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $24,821,176 or 13.8% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon reflects the rate at period end.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 98.9%
CERTIFICATE OF DEPOSIT - 1.9%
$ 295,000		Bank of Nova Scotia	0.340%	12/11/12	$295,000
300,000		Standard Chartered Bank	0.510	10/17/12	300,003
520,000		Toronto-Dominion Bank	0.170	10/16/12	520,000

		TOTAL CERTIFICATE OF DEPOSIT			1,115,003

COMMERCIAL PAPER - 34.2%
500,000		Australia & New Zealand Banking Group Ltd	0.200	11/08/12	499,894
400,000		Bank of Nova Scotia	0.125	10/02/12	399,999
400,000		Bank of Nova Scotia	0.205	10/10/12	399,979
250,000	y	Coca-Cola Co	0.215	10/03/12	249,997
500,000	y	Coca-Cola Co	0.210	11/21/12	499,851
500,000	y	Coca-Cola Co	0.220	12/21/12	499,752
250,000	y	Coca-Cola Co	0.210	12/28/12	249,872
300,000	y	Commonwealth Bank of Australia	0.260	10/15/12	299,970
600,000	y	Commonwealth Bank of Australia	0.180-0.190	12/04/12	599,803
600,000	y	Commonwealth Bank of Australia	0.190	12/06/12	599,791
325,000	y	Fairway Finance LLC	0.250	10/02/12	324,998
310,000	y	Fairway Finance LLC	0.190	10/29/12	309,954
500,000	y	Fairway Finance LLC	0.190	10/30/12	499,923
500,000	y	Fairway Finance LLC	0.190	11/02/12	499,916
500,000		General Electric Capital Corp	0.160	01/25/13	499,742
290,000		General Electric Co	5.000	02/01/13	294,510
300,000	y	Liberty Street Funding LLC	0.170	10/04/12	299,996
500,000	y	Liberty Street Funding LLC	0.200	11/06/12	499,900
250,000	y	Nestle Capital Corp	0.120	11/26/12	249,954
500,000	y	Nestle Capital Corp	0.145	11/28/12	499,883
1,300,000	y	Old Line Funding LLC	0.180-0.200	11/07/12	1,299,739
300,000	y	Old Line Funding LLC	0.230	01/23/13	299,781
300,000		PACCAR Financial Corp	0.150	10/01/12	300,000
400,000		PACCAR Financial Corp	0.190	10/11/12	399,979
455,000		PACCAR Financial Corp	0.130	10/23/12	454,964
250,000	y	Private Export Funding Corp	0.250	12/18/12	249,865
390,000	y	Private Export Funding Corp	0.250	12/27/12	389,764
250,000	y	Private Export Funding Corp	0.280	03/22/13	249,665
500,000	y	Procter & Gamble Co	0.140	10/29/12	499,946
500,000		Province of Ontario Canada	0.150	10/16/12	499,969
160,000		Province of Ontario Canada	0.150	11/01/12	159,979
1,000,000		Province of Ontario Canada	0.150	11/15/12	999,813
1,000,000		Province of Quebec Canada	0.180	11/19/12	999,755
306,000		Straight-A Funding LLC	0.180	10/12/12	305,983
275,000		Straight-A Funding LLC	0.180	11/09/12	274,946
1,000,000		Straight-A Funding LLC	0.180	12/10/12	999,650
350,000		Straight-A Funding LLC	0.180	12/18/12	349,864
500,000	y	Toronto Dominion Holding	0.170	11/06/12	499,915
800,000	y	Toronto-Dominion Holdings USA, Inc	0.170	11/26/12	799,788
265,000	y	Unilever Capital Corp	0.220	11/05/12	264,943
250,000	y	Unilever Capital Corp	0.250	01/17/13	249,813
500,000		US Bank NA	0.210	11/16/12	499,866
360,000	y	Variable Funding Capital Co LLC	0.160	10/10/12	359,986
500,000	y	Wal-Mart Stores, Inc	0.100	10/04/12	499,996

		TOTAL COMMERCIAL PAPER			20,185,653

GOVERNMENT AGENCY DEBT - 26.9%
500,000		Federal Farm Credit Bank (FFCB)	0.150	12/12/12	499,850
300,000		Federal Home Loan Bank (FHLB)	0.135	10/10/12	299,990
270,000		FHLB	0.125	10/12/12	269,990
800,000		FHLB	0.130	10/17/12	799,954
750,000		FHLB	0.050	10/26/12	749,974

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$ 315,000	FHLB	0.130%	11/14/12	$314,950
575,000	FHLB	0.132	12/05/12	574,863
250,000	FHLB	0.150	12/24/12	249,912
300,000	FHLB	0.170	01/16/13	299,848
150,000	FHLB	0.170	01/23/13	149,919
149,000	FHLB	0.170	02/27/13	148,895
300,000	Federal Home Loan Mortgage Corp (FHLMC)	0.145-0.180	10/03/12	299,997
1,115,000	FHLMC	0.100	10/09/12	1,114,975
661,000	FHLMC	0.150	11/13/12	660,882
1,424,000	FHLMC	0.130	11/20/12	1,423,743
400,000	FHLMC	0.140	11/27/12	399,911
400,000	FHLMC	0.137	12/10/12	399,894
545,000	FHLMC	0.135-0.190	12/17/12	544,837
513,000	FHLMC	0.140-0.150	12/31/12	512,812
450,000	FHLMC	0.160	01/03/13	449,812
97,000	FHLMC	0.160	01/08/13	96,957
500,000	FHLMC	0.165	01/09/13	499,771
148,000	FHLMC	0.195	01/14/13	147,916
400,000	FHLMC	0.160	02/11/13	399,764
250,000	FHLMC	0.200	02/14/13	249,811
287,000	FHLMC	0.145	02/26/13	286,829
740,000	Federal National Mortgage Association (FNMA)	0.170	10/01/12	740,000
435,000	FNMA	0.135	10/03/12	434,997
91,000	FNMA	0.150-0.155	10/17/12	90,994
1,200,000	FNMA	0.160-0.200	12/19/12	1,199,561
110,000	FNMA	0.190	12/26/12	109,950
629,000	FNMA	0.140-0.160	01/02/13	628,750
500,000	FNMA	0.180	01/03/13	499,765
325,000	FNMA	0.140	01/07/13	324,876

	TOTAL GOVERNMENT AGENCY DEBT			15,874,949

REPURCHASE AGREEMENT - 3.4%
2,000,000	Credit Suisse First Boston	0.200	10/01/12	2,000,000

	TOTAL REPURCHASE AGREEMENT			2,000,000

TREASURY DEBT - 18.5%

615,000	United States Treasury Bill	0.104-0.130	10/11/12	614,979
300,000	United States Treasury Bill	0.143	10/18/12	299,980
300,000	United States Treasury Bill	0.135	10/25/12	299,973
500,000	United States Treasury Bill	0.099	11/23/12	499,928
29,000	United States Treasury Bill	0.080	11/29/12	28,996
865,000	United States Treasury Bill	0.078-0.091	12/06/12	864,864
359,000	United States Treasury Bill	0.100	12/13/12	358,927
500,000	United States Treasury Bill	0.145	12/20/12	499,839
252,000	United States Treasury Bill	0.094-0.123	02/07/13	251,898
250,000	United States Treasury Bill	0.126	02/14/13	249,881
1,000,000	United States Treasury Note	1.375	10/15/12	1,000,467
971,000	United States Treasury Note	0.375	10/31/12	971,177
500,000	United States Treasury Note	1.375	11/15/12	500,748
958,000	United States Treasury Note	0.500	11/30/12	958,532
398,000	United States Treasury Note	1.125	12/15/12	398,783
300,000	United States Treasury Note	1.375	01/15/13	301,049
400,000	United States Treasury Note	0.625	01/31/13	400,602
848,000	United States Treasury Note	1.375	02/15/13	851,828
500,000	United States Treasury Note	0.625	02/28/13	500,923
220,000	United States Treasury Note	1.375	03/15/13	221,210
208,000	United States Treasury Note	1.750	04/15/13	209,784
395,000	United States Treasury Note	0.625	04/30/13	395,957
200,000	United States Treasury Note	1.375	05/15/13	201,430

	TOTAL TREASURY DEBT			10,881,755

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
VARIABLE RATE SECURITIES - 14.0%
$ 250,000	i	Federal Farm Credit Bank (FFCB)	0.240%	02/01/13	$249,983
300,000	i	FFCB	0.292	03/15/13	299,959
200,000	i	FFCB	0.331	03/28/13	200,000
350,000	i	FFCB	0.238	06/12/13	350,025
250,000	i	FFCB	0.578	08/19/13	249,889
200,000	i	FFCB	0.312	08/26/13	199,910
310,000	i	FFCB	0.340	08/26/13	309,972
250,000	i	FFCB	0.250	09/23/13	249,951
300,000	i	FFCB	0.360	09/23/13	299,988
250,000	i	FFCB	0.280	10/15/13	249,764
180,000	i	Federal Home Loan Bank (FHLB)	0.130	10/03/12	179,999
778,000	i	FHLB	0.080	10/05/12	777,993
200,000	i	FHLB	0.160	11/07/12	199,967
250,000	i	FHLB	0.140	11/13/12	249,958
300,000	i	FHLB	0.160	01/04/13	299,873
250,000	i	FHLB	0.332	03/06/13	250,011
500,000	i	FHLB	0.330	08/16/13	500,000
500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.181	02/04/13	499,931
830,000	i	FHLMC	0.178	05/06/13	829,751
300,000	i	Federal National Mortgage Association (FNMA)	0.160	01/30/13	299,838
370,000	i	FNMA	0.145	02/27/13	369,778
300,000	i	FNMA	0.272	03/14/13	299,961
200,000	i	FNMA	0.199	06/20/14	199,948
300,000	i	Royal Bank of Canada	0.540	06/07/13	300,000
400,000	i	Royal Bank of Canada	0.440	07/15/13	400,000

		TOTAL VARIABLE RATE SECURITIES			8,316,449

		TOTAL SHORT-TERM INVESTMENTS (Cost $58,373,809)			58,373,809

		TOTAL PORTFOLIO - 98.9% (Cost $58,373,809)			58,373,809
		OTHER ASSETS & LIABILITIES, NET - 1.1%			677,315

		NET ASSETS - 100.0%			$59,051,124

i	Floating or variable rate security. Coupon reflects the rate at period end.

y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors.” At 09/30/2012, the aggregate value of these securities was $11,846,761 or 20.1% of net assets.

TIAA-CREF LIFE FUNDS—Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of ten series (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2012, there were no transfers between levels by the Funds.

As of September 30, 2012, 100% of the value of investments in the Social Choice Equity Fund was valued based on Level 1 inputs.

As of September 30, 2012, the Stock Index Fund and Small-Cap Equity Fund held Level 3 securities valued at zero. All other investments were valued based on Level 1 inputs.

As of September 30, 2012, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

The following is a summary of the inputs used to value the remaining Funds' investments as of September 30, 2012:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Consumer discretionary	$8,474,144	$109,636	$—	$8,583,780
Consumer staples	1,885,097	173,330	—	2,058,427
Energy	1,770,160	—	—	1,770,160
Financials	1,677,720	—	—	1,677,720
Health care	6,589,050	252,113	—	6,841,163
Industrials	4,714,359	—	—	4,714,359
Information technology	14,929,712	311,472	—	15,241,184
Materials	1,966,760	—	—	1,966,760
Telecommunication services	109,132	—	—	109,132
Short-term investments	442,934	—	—	442,934
Total	$42,559,068	$846,551	$—	$43,405,619
Growth & Income
Consumer discretionary	$11,704,029	$148,835	$—	$11,852,864
Consumer staples*	9,918,844	427,278	—	10,346,122
Energy	9,645,503	—	—	9,645,503
Financials	12,330,846	—	—	12,330,846
Health care*	11,982,029	708,661	—	12,690,690
Industrials	7,547,978	101,625	—	7,649,603
Information technology	18,335,185	222,285	—	18,557,470
Materials	3,662,525	—	—	3,662,525
Telecommunication services	2,729,556	—	—	2,729,556
Utilities	1,909,874	—	—	1,909,874
Short-term investments	917,853	—	—	917,853
Written options**	(1,512)	—	—	(1,512)
Total	$90,682,710	$1,608,684	$—	$92,291,394
International Equity
France	$—	$7,183,515	$—	$7,183,515
Germany	—	13,459,192	—	13,459,192
India	—	2,422,426	—	2,422,426
Japan	—	8,495,875	—	8,495,875
Sweden	—	3,399,916	—	3,399,916
Switzerland	—	10,640,883	—	10,640,883
United Kingdom	—	20,313,342	—	20,313,342
United States	2,067,000	—	—	2,067,000
Others	—	4,045,637	—	4,045,637
Short-term investments	8,564,013	—	—	8,564,013
	$10,631,013	$69,960,786	$—	$80,591,799
Large-Cap Value
Consumer discretionary	$6,539,873	$201,022	$—	$6,740,895
Consumer staples	4,369,366	622,074	—	4,991,440
Energy	10,890,373	204,212	—	11,094,585
Financials	15,916,336	433,179	—	16,349,515
Health care	8,429,655	652,645	—	9,082,300
Industrials*	6,090,303	441,843	—	6,532,146
Information technology	5,290,430	66,637		5,357,067
Materials	2,069,901	—	—	2,069,901
Telecommunication services	2,281,514	—	—	2,281,514
Utilities	3,292,749	—	—	3,292,749
Short-term investments	2,484,866	—	—	2,484,866
Total	$67,655,366	$2,621,612	$—	$70,276,978

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Diversified capital markets	$298,000	$—	$—	$298,000
Diversified REITs	3,103,900	—	—	3,103,900
Homebuilding	—	885,345	—	885,345
Industrial REITs	3,772,910	203,841	—	3,976,751
Mortgage REITs	673,600	—	—	673,600
Office REITs	9,528,005	—	—	9,528,005
Real estate operating companies	1,985,295	—	—	1,985,295
Residential REITs	17,550,720	—	—	17,550,720
Retail REITs	23,486,110	—	—	23,486,110
Specialized REITs	30,388,950	—	—	30,388,950
Corporate bonds	—	58,647	—	58,647
	$90,787,490	$1,147,833	$—	$91,935,323
Bond
Corporate bonds	$—	$72,058,602	$—	$72,058,602
Government bonds	—	94,096,677	—	94,096,677
Structured assets	—	10,544,410	—	10,544,410
Preferred stocks	19,710	—	—	19,710
Short-term investments	—	3,689,667	—	3,689,667
Total	$19,710	$180,389,356	—	$180,409,066

*	Includes American Depositary Receipts in Level 1.
**	Derivatives instruments are not reflected in the portfolio of investments.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At September 30, 2012, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Market value	Expiration date	Unrealized gain (loss)
Small-Cap Equity	Russell 2000 Mini Index	1	$83,440	December 2012	$(1,304)

Stock Index	S&P 500 E Mini Index	8	573,680	December 2012	(7,108)
	Russell 2000 Mini Index	1	83,440	December 2012	(797)
			$657,120		$(7,905)

Options: Certain Funds are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction.

Written options outstanding as of September 30, 2012 were as follows:

Fund	Written options	Contracts	Value
Growth & Income	Amazon., Inc, Call, 9/28/12 at $260	4	$(4)
	Apple, Inc.,Call, 10/5/12 at $690	1	(457)
	Google, Inc., Call, 9/28/12 at $770	1	(5)
	MicroStrategy, Inc., Call, 10/20/12 at $140	4	(638)
	Procter & Gamble Co, Call, 10/20/12 at $70	12	(408)
Total		22	(1,512)

Note 4—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. In lending its securities, the Fund bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Fund.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation
Growth Equity	$38,133,345	$5,634,001	$(361,727)	$5,272,274
Growth & Income	79,405,229	14,518,459	(1,630,782)	12,887,677
International Equity	80,147,687	5,717,188	(5,273,076)	444,112
Large-Cap Value	67,880,902	7,061,166	(4,665,090)	2,396,076
Small-Cap Equity	58,737,181	7,082,519	(2,043,107)	5,039,412
Stock Index	171,719,816	64,863,663	(28,928,405)	35,935,258
Social Choice Equity	36,665,703	9,938,015	(4,504,372)	5,433,643
Real Estate Securities	79,210,441	14,353,860	(1,628,978)	12,724,882
Bond	172,545,396	8,795,731	(932,061)	7,863,670

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: November 20, 2012	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 20, 2012	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President
(principal executive officer)

Date: November 20, 2012	By:	/s/ Phillip G. Goff
Phillip G. Goff Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer